UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2010

John Hancock
MUTUAL FUNDS

John Hancock
Rainier Growth Fund

Semiannual Report
9.30.10

A look at performance

For the period ended September 30, 2010

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge (POP)			with maximum sales charge (POP)

	1-year	5-year	10-year	6-months	1-year	5-year	10-year

Class A1	6.03	0.04	–4.14	–5.09	6.03	0.22	–34.47

Class B1	5.76	–0.39	–4.78	–5.47	5.76	–1.92	–38.71

Class C1	9.76	0.02	–4.78	–1.49	9.76	0.08	–38.71

Class I1,2	12.11	1.42	–3.34	0.11	12.11	7.32	–28.77

Class R1[1,2]	11.13	0.40	–4.40	–0.33	11.13	2.01	–36.26

Class R3[1,2]	11.23	0.51	–4.30	–0.27	11.23	2.55	–35.60

Class R4[1,2]	11.55	0.80	–4.02	–0.16	11.55	4.08	–33.64

Class R5[1,2]	11.93	1.12	–3.72	0.05	11.93	5.70	–31.59

Class T1,2	5.69	–0.60	–4.79	–5.26	5.69	–2.96	–38.77

Class ADV[1,2]	11.84	1.16	–3.58	–0.05	11.84	5.96	–30.55

Class NAV[1,2]	12.17	1.50	–3.25	0.11	12.17	7.71	–28.16

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A and Class T shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, R1, R3, R4, R5, ADV and NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 7-31-11. The net expenses are as follows: Class A —1.35%, Class B — 2.10%, Class C — 2.10%, Class R1 — 1.69%, Class R3 — 1.59%, Class R4 — 1.29%, Class R5 — 0.99%, Class T — 1.40% and Class ADV — 1.14%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.39%, Class B — 2.15%, Class C — 2.27%, Class R1 — 13.21%, Class R3 — 12.58%, Class R4 — 12.23%, Class R5 — 11.87%, Class T — 1.43% and Class ADV — 1.41%. For other classes, the net expenses equal the gross expenses and are as follows: Class I —0.89% and Class NAV — 0.80%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 On 4-25-08, through a reorganization, the Fund acquired all of the assets of the Rainier Large Cap Growth Equity Portfolio (the predecessor fund). On that date, the predecessor fund offered its Original share class and Institutional share class in exchange for Class A and Class I shares, respectively, of the John Hancock Rainier Growth Fund. The inception date for Class A, B, C, I, R1, R3, R4, R5, ADV and NAV shares of the John Hancock Rainier Growth Fund is 4-28-08. The predecessor fund’s Original share class returns have been recalculated to reflect the gross fees and expenses of Class A shares. The returns for Class B, C, I, R1, R3, R4, R5, ADV and NAV shares prior to 4-28-08 are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class B, C, I, R1, R3, R4, R5, ADV, and NAV shares, respectively. Class T shares were first offered 10-6-08; the returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class T shares.

2 For certain types of investors, as described in the Fund’s Class I, R1, R3, R4, R5, T, ADV and NAV shares prospectuses.

6	Rainier Growth Fund | Semiannual report

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index 1	Index 2

Class B1,3	9-30-00	$6,129	$6,129	$7,046	$9,577

Class C1,3	9-30-00	6,129	6,129	7,046	9,577

Class I1,4	9-30-00	7,123	7,123	7,046	9,577

Class R1[1,4]	9-30-00	6,374	6,374	7,046	9,577

Class R3[1,4]	9-30-00	6,440	6,440	7,046	9,577

Class R4[1,4]	9-30-00	6,636	6,636	7,046	9,577

Class R5[1,4]	9-30-00	6,841	6,841	7,046	9,577

Class T1,4	9-30-00	6,446	6,123	7,046	9,577

Class ADV[1,4]	9-30-00	6,945	6,945	7,046	9,577

Class NAV[1,4]	9-30-00	7,184	7,184	7,046	9,577

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, C, I, R1, R3, R4, R5, T, ADV and NAV shares, respectively, as of 9-30-10. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Growth Index — Index 1 — is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

S&P 500 Index — Index 2 — is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 On 4-25-08, through a reorganization, the Fund acquired all of the assets of the Rainier Large Cap Growth Equity Portfolio (the predecessor fund). On that date, the predecessor fund offered its Original share class and Institutional share class in exchange for Class A and Class I shares, respectively, of the John Hancock Rainier Growth Fund. The inception date for Class A, B, C, I, R1, R3, R4, R5, ADV and NAV shares of the John Hancock Rainier Growth Fund is 4-28-08. The predecessor fund’s Original share class returns have been recalculated to reflect the gross fees and expenses of Class A shares. The returns for Class B, C, I, R1, R3, R4, R5, ADV and NAV shares prior to 4-28-08 are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class B, C, I, R1, R3, R4, R5, ADV, and NAV shares, respectively. Class T shares were first offered 10-6-08; the returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class T shares.

2 NAV represents net asset value and POP represents public offering price.

3 The contingent deferred sales charge, if any, is not applicable.

4 For certain types of investors, as described in the Fund’s Class I, R1, R3, R4, R5, T, ADV and NAV shares prospectuses.

Semiannual report | Rainier Growth Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2010 with the same investment held until September 30, 2010.

	Account value	Ending value on	Expenses paid during
	on 4-1-10	9-30-10	period ended 9-30-10[1]

Class A	$1,000.00	$998.90	$6.76

Class B	1,000.00	995.00	10.50

Class C	1,000.00	995.00	10.50

Class I	1,000.00	1,001.10	4.36

Class R1	1,000.00	996.70	8.76

Class R3	1,000.00	997.30	8.11

Class R4	1,000.00	998.40	6.61

Class R5	1,000.00	1,000.50	5.12

Class T	1,000.00	997.30	8.16

Class ADV	1,000.00	999.50	5.71

Class NAV	1,000.00	1,001.10	4.11

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Rainier Growth Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2010, with the same investment held until September 30, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value on	Expenses paid during
	on 4-1-10	9-30-10	period ended 9-30-10[1]

Class A	$1,000.00	$1,018.30	$6.83

Class B	1,000.00	1,014.50	10.61

Class C	1,000.00	1,014.50	10.61

Class I	1,000.00	1,020.70	4.41

Class R1	1,000.00	1,016.30	8.85

Class R3	1,000.00	1,016.90	8.19

Class R4	1,000.00	1,018.50	6.68

Class R5	1,000.00	1,020.00	5.17

Class T	1,000.00	1,016.90	8.24

Class ADV	1,000.00	1,019.40	5.77

Class NAV	1,000.00	1,021.00	4.15

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.35%, 2.10%, 2.10%, 0.87%, 1.75%, 1.62%, 1.32%,1.02%, 1.63%, 1.14% and 0.82% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5, Class T, Class ADV and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Rainier Growth Fund	9

Portfolio summary

Top 10 Holdings[1]

Apple, Inc.	5.5%	Microsoft Corp.	2.4%

Amazon.com, Inc.	3.3%	Deere & Company	2.3%

Cisco Systems, Inc.	2.7%	CSX Corp.	2.2%

Google, Inc., Class A	2.6%	Oracle Corp.	2.2%

Cummins, Inc.	2.4%	Precision Castparts Corp.	2.1%

Sector Composition[2,3]

Information Technology	29%	Financials	7%

Industrials	17%	Materials	3%

Consumer Discretionary	15%	Telecommunication Services	2%

Health Care	10%	Utilities	1%

Consumer Staples	8%	Short-Term Investments & Other	1%

Energy	7%

1 As a percentage of net assets on 9-30-10. Cash and cash equivalents are not included in Top 10 Holdings.

2 As a percentage of net assets on 9-30-10.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Rainier Growth Fund | Semiannual report

Fund’s investments

As of 9-30-10 (unaudited)

	Shares	Value

Common Stocks 98.60%	$1,403,927,394

(Cost $1,185,948,059)

Consumer Discretionary 15.27%		217,460,450

Hotels, Restaurants & Leisure 3.13%

Marriott International, Inc., Class A (L)	734,690	26,323,944

McDonald’s Corp.	245,755	18,311,205

Internet & Catalog Retail 4.14%

Amazon.com, Inc. (I)	302,230	47,468,244

priceline.com, Inc. (I)	32,960	11,481,286

Media 3.04%

DreamWorks Animation SKG, Inc. (I)	196,250	6,262,338

Scripps Networks Interactive, Inc., Class A	369,730	17,591,753

The Walt Disney Company	584,690	19,359,086

Multiline Retail 2.40%

Kohl’s Corp. (I)	294,630	15,521,108

Target Corp.	348,100	18,602,464

Specialty Retail 1.30%

Limited Brands, Inc.	321,430	8,607,895

Tiffany & Company (L)	211,400	9,933,686

Textiles, Apparel & Luxury Goods 1.26%

NIKE, Inc., Class B	224,575	17,997,441

Consumer Staples 7.81%		111,233,973

Beverages 3.34%

PepsiCo, Inc.	276,625	18,378,965

The Coca-Cola Company	498,870	29,193,872

Food & Staples Retailing 1.39%

Costco Wholesale Corp.	307,130	19,806,814

Household Products 0.81%

Church & Dwight Company, Inc.	178,005	11,559,645

Personal Products 0.89%

Avon Products, Inc.	396,475	12,730,812

Tobacco 1.38%

Philip Morris International, Inc.	349,230	19,563,865

Energy 7.17%		102,084,258

Energy Equipment & Services 3.58%

Halliburton Company	854,550	28,259,969

Schlumberger, Ltd.	369,400	22,758,734

See notes to financial statements	Semiannual report | Rainier Growth Fund	11

	Shares	Value

Oil, Gas & Consumable Fuels 3.59%

Concho Resources, Inc. (I)	191,900	$12,698,023

Occidental Petroleum Corp.	342,030	26,780,949

Petrohawk Energy Corp. (I)	717,880	11,586,583

Financials 6.63%		94,416,606

Capital Markets 2.18%

BlackRock, Inc.	71,900	12,240,975

Franklin Resources, Inc.	176,535	18,871,592

Consumer Finance 1.41%

American Express Company	476,040	20,007,961

Diversified Financial Services 3.04%

IntercontinentalExchange, Inc. (I)	192,755	20,185,304

JPMorgan Chase & Company	607,060	23,110,774

Health Care 10.15%		144,577,267

Biotechnology 2.93%

Alexion Pharmaceuticals, Inc. (I)	104,320	6,714,035

Celgene Corp. (I)	497,795	28,677,970

Vertex Pharmaceuticals, Inc. (I)(L)	183,510	6,343,941

Health Care Equipment & Supplies 0.59%

ResMed, Inc. (I)(L)	255,700	8,389,517

Health Care Providers & Services 2.38%

AmerisourceBergen Corp.	542,000	16,617,720

Aveta, Inc. (I)(S)	97,210	534,655

Express Scripts, Inc. (I)	342,790	16,693,873

Pharmaceuticals 4.25%

Allergan, Inc.	210,235	13,986,935

Merck & Company, Inc.	393,550	14,486,576

Shire PLC, ADR (L)	188,340	12,671,515

Teva Pharmaceutical Industries, Ltd., SADR	368,920	19,460,530

Industrials 17.28%		246,074,495

Aerospace & Defense 2.06%

Precision Castparts Corp. (L)	229,930	29,281,586

Air Freight & Logistics 3.48%

Expeditors International of Washington, Inc. (L)	525,280	24,283,694

FedEx Corp. (L)	295,360	25,253,280

Electrical Equipment 1.02%

AMETEK, Inc.	302,930	14,470,966

Industrial Conglomerates 2.01%

3M Company	330,555	28,662,424

Machinery 6.53%

Bucyrus International, Inc. (L)	221,050	15,329,818

Cummins, Inc.	378,170	34,254,639

Danaher Corp.	137,130	5,568,849

Deere & Company	459,520	32,065,306

PACCAR, Inc.	120,830	5,817,965

12	Rainier Growth Fund | Semiannual report	See notes to financial statements

	Shares	Value

Road & Rail 2.18%

CSX Corp.	561,930	$31,085,968

Information Technology 28.47%		405,321,551

Communications Equipment 4.60%

BancTec, Inc. (I)(R)	197,026	1,257,058

Cisco Systems, Inc. (I)	1,731,080	37,910,652

F5 Networks, Inc. (I)(L)	91,480	9,496,539

Juniper Networks, Inc. (I)(L)	556,405	16,886,892

Computers & Peripherals 8.14%

Apple, Inc. (I)	274,920	78,008,550

EMC Corp. (I)	1,159,905	23,557,671

NetApp, Inc. (I)(L)	288,240	14,351,470

Internet Software & Services 2.61%

Google, Inc., Class A (I)	70,690	37,168,095

IT Services 2.56%

Cognizant Technology Solutions Corp., Class A (I)	200,990	12,957,825

Visa, Inc., Class A	315,995	23,465,789

Semiconductors & Semiconductor Equipment 1.69%

Broadcom Corp., Class A	263,845	9,337,475

Marvell Technology Group, Ltd. (I)	837,270	14,660,598

Software 8.87%

Adobe Systems, Inc. (I)	337,720	8,831,378

Autodesk, Inc. (I)	403,410	12,897,018

Check Point Software Technologies, Ltd. (I)(L)	580,050	21,421,247

Citrix Systems, Inc. (I)	270,040	18,427,530

Microsoft Corp.	1,390,930	34,063,876

Oracle Corp.	1,140,480	30,621,888

Materials 3.26%		46,364,420

Chemicals 1.78%

FMC Corp.	143,245	9,799,390

Praxair, Inc.	172,315	15,553,144

Metals & Mining 1.48%

Freeport-McMoRan Copper & Gold, Inc.	154,165	13,164,149

Walter Energy, Inc. (L)	96,540	7,847,737

Telecommunication Services 1.76%		25,026,157

Wireless Telecommunication Services 1.76%

American Tower Corp., Class A (I)	488,220	25,026,157

Utilities 0.80%		11,368,217

Independent Power Producers & Energy Traders 0.80%

The AES Corp. (I)	1,001,605	11,368,217

See notes to financial statements	Semiannual report | Rainier Growth Fund	13

		Par value	Value

Short-Term Investments 8.91%			$126,809,545

(Cost $126,803,512)

Repurchase Agreement 0.83%			11,842,000

Repurchase Agreement with State Street Corp. dated 9-30-10
at 0.010% to be repurchased at $11,842,003 on 10-1-10,
collateralized by $345,000 Federal Home Loan Bank, 2.000%
due 9-22-15 (valued at $345,431, including interest), $805,000
Federal Home Loan Mortgage Corp., 2.500% due 1-14-16
(valued at $813,050, including interest) and $10,910,000
Federal National Mortgage Association, 2.000% due 9-21-15
(valued at $10,923,638, including interest)		$11,842,000	11,842,000

		Shares	Value

Securities Lending Collateral 8.08%			114,967,545

John Hancock Collateral Investment Trust (W)	0.2942% (Y)	11,486,646	114,967,545

Total investments (Cost $1,312,751,571)† 107.51%		$1,530,736,939

Other assets and liabilities, net (7.51%)			($106,931,816)

Total net assets 100.00%		$1,423,805,123

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.
ADR	American Depositary Receipts
SADR	Sponsored American Depositary Receipts
(I)	Non-income producing security.
(L)	All or a portion of this security is on loan as of 9-30-10.
(R)	Direct placement securities are restricted to resale and the Fund has limited rights to registration under the
Securities Act of 1933.

			Value as a percentage	Value as of
Issuer, description	Acquisition date	Acquisition cost	of Fund’s net assets	9-30-10

BancTec, Inc.
common stock	6-20-07	$4,728,640	0.09%	$1,257,058

(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.
(Y)	The rate shown is the annualized seven-day yield as of 9-30-10.
†	At 9-30-10, the aggregate cost of investment securities for federal income tax purposes was $1,334,658,956.
Net unrealized appreciation aggregated $196,077,983, of which $239,186,034 related to appreciated investment securities and $43,108,051 related to depreciated investment securities.

14	Rainier Growth Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 9-30-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,185,948,059)
including $112,056,701 of securities loaned (Note 2)	$1,403,927,394
Investments in affiliated issuers, at value (Cost $114,961,512) (Note 2)	114,967,545
Repurchase agreements, at value (Cost $11,842,000) (Note 2)	11,842,000

Total investments, at value (Cost $1,312,751,571)	1,530,736,939
Cash	977
Receivable for investments sold	17,768,467
Receivable for fund shares sold	665,959
Dividends and interest receivable	1,204,161
Receivable for securities lending income	18,353
Other receivables and prepaid assets	220,324

Total assets	1,550,615,180

Liabilities

Payable for investments purchased	10,371,840
Payable for fund shares repurchased	1,103,557
Payable upon return of securities loaned (Note 2)	114,987,809
Payable to affiliates
Accounting and legal services fees	17,884
Transfer agent fees	95,932
Distribution and service fees	1,219
Trustees’ fees	73,280
Payable to adviser	388
Other liabilities and accrued expenses	158,148

Total liabilities	126,810,057

Net assets

Capital paid-in	$1,922,484,923
Undistributed net investment income	406,199
Accumulated net realized loss on investments	(717,071,752)
Net unrealized appreciation on investments and translation of assets and
liabilities in foreign currencies	217,985,753

Net assets	$1,423,805,123

See notes to financial statements	Semiannual report | Rainier Growth Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($377,149,471 ÷ 20,624,663 shares)	$18.29
Class B ($30,504,513 ÷ 1,694,078 shares)[1]	$18.01
Class C ($20,911,383 ÷ 1,161,418 shares)[1]	$18.01
Class I ($196,000,847 ÷ 10,583,002 shares)	$18.52
Class R1 ($177,115 ÷ 9,748 shares)	$18.17
Class R3 ($81,129 ÷ 4,452 shares)	$18.22
Class R4 ($81,722 ÷ 4,452.36 shares)	$18.35
Class R5 ($82,319 ÷ 4,455.66 shares)	$18.48
Class T ($76,090,384 ÷ 4,183,528 shares)	$18.19
Class ADV ($16,337,512 ÷ 887,011 shares)	$18.42
Class NAV ($706,388,728 ÷ 38,120,369 shares)	$18.53

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$19.25
Class T (net asset value per share ÷ 95%)[2]	$19.15

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Rainier Growth Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 9-30-10 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$6,849,130
Securities lending	75,459
Interest	22,703
Less foreign taxes withheld	(6,146)
Total investment income	6,941,146

Expenses

Investment management fees (Note 4)	5,175,630
Distribution and service fees (Note 4)	855,646
Accounting and legal services fees (Note 4)	111,349
Transfer agent fees (Note 4)	850,483
Trustees’ fees (Note 4)	58,649
State registration fees (Note 4)	39,347
Printing and postage (Note 4)	22,640
Professional fees	138,559
Custodian fees	98,394
Registration and filing fees	20,756
Other	22,625

Total expenses	7,394,078
Less expense reductions (Note 4)	(67,524)

Net expenses	7,326,554

Net investment loss	(385,408)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	31,008,682
Investments in affiliated issuers	(17,871)
30,990,811
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(31,547,675)
Investments in affiliated issuers	8,048
Translation of assets and liabilities in foreign currencies	155
(31,539,472)
Net realized and unrealized loss	(548,661)

Decrease in net assets from operations	($934,069)

See notes to financial statements	Semiannual report | Rainier Growth Fund	17

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	9-30-10	ended
	(Unaudited)	3-31-10

Increase (decrease) in net assets

From operations
Net investment income (loss)	($385,408)	$837,443
Net realized gain (loss)	30,990,811	(35,593,479)
Change in net unrealized appreciation (depreciation)	(31,539,472)	446,159,707

Increase (decrease) in net assets resulting from operations	(934,069)	411,403,671

Distributions to shareholders
From net investment income
Class I	—	(8,940)
Class R5	—	(1)
Class NAV	—	(33,551)

Total distributions	—	(42,492)

From Fund share transactions (Note 5)	(37,746,826)	194,788,353

Total increase (decrease)	(38,680,895)	606,149,532

Net assets

Beginning of period	1,462,486,018	856,336,486

End of period	$1,423,805,123	$1,462,486,018

Undistributed net investment income	$406,199	$791,607

18	Rainier Growth Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	9-30-10[1]	3-31-10	3-31-09[2]	3-31-08[3]	3-31-07[3]	3-31-06[3]

Per share operating performance

Net asset value, beginning of period	$18.31	$12.84	$20.91	$20.44	$19.07	$15.64
Net investment loss	(0.03)[4]	(0.03)[4]	(0.01)[4]	(0.02)	(0.04)	(0.07)[4]
Net realized and unrealized gain (loss)
on investments	0.01	5.50	(8.06)	0.49	1.41	3.50
Total from investment operations	(0.02)	5.47	(8.07)	0.47	1.37	3.43
Net asset value, end of period	$18.29	$18.31	$12.84	$20.91	$20.44	$19.07
Total return (%)[5,6]	(0.11)[7]	42.60	(38.59)	2.30	7.18	21.93

Ratios and supplemental data

Net assets, end of period (in millions)	$377	$384	$193	$164	$33	$15
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.35[8]	1.45	1.47	1.17[9]	1.30	1.72
Expenses net of fee waivers	1.35[8]	1.38	1.18	1.19[9]	1.19	1.19
Expenses net of fee waivers and credits	1.35[8]	1.34	1.18	1.19[9]	1.19	1.19
Net investment loss	(0.34)[8]	(0.18)	(0.04)	(0.27)	(0.38)	(0.42)
Portfolio turnover (%)	39	102	101	86	101	96

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.
2 After the close of business on 4-25-08, holders of Original Shares of the former Rainier Large Cap Growth Equity Portfolio (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock Rainier Growth Fund. These shares were first offered on 4-28-08. Additionally, the accounting and performance history of the Original Shares of the Predecessor Fund was redesignated as that of John Hancock Rainier Growth Fund Class A.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Annualized.
9 Prior to the reorganization (Note 7), the Fund was subject to a contractual expense reimbursement and recoupment plan.

See notes to financial statements	Semiannual report | Rainier Growth Fund	19

CLASS B SHARES Period ended	9-30-10[1]	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$18.10	$12.79	$22.46
Net investment loss[3]	(0.09)	(0.15)	(0.09)
Net realized and unrealized gain (loss) on investments	—	5.46	(9.58)
Total from investment operations	(0.09)	5.31	(9.67)
Net asset value, end of period	$18.01	$18.10	$12.79
Total return (%)[4,5]	(0.50)[6]	41.52	(43.05)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$31	$37	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	2.20[7]	2.45	2.82[7]
Expenses net of fee waivers	2.10[7]	2.11	2.05[7]
Expenses net of fee waivers and credits	2.10[7]	2.09	2.04[7]
Net investment loss	(1.10)[7]	(0.94)	(0.75)[7]
Portfolio turnover (%)	39	102	101[8]

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.
2 The inception date for Class B shares is 4-28-08.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

CLASS C SHARES Period ended	9-30-10[1]	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$18.10	$12.79	$22.46
Net investment loss[3]	(0.09)	(0.15)	(0.09)
Net realized and unrealized gain (loss) on investments	—	5.46	(9.58)
Total from investment operations	(0.09)	5.31	(9.67)
Net asset value, end of period	$18.01	$18.10	$12.79
Total return (%)[4,5]	(0.50)[6]	41.52	(43.05)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$21	$24	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	2.21[7]	2.34	2.82[7]
Expenses net of fee waivers	2.10[7]	2.21	2.05[7]
Expenses net of fee waivers and credits	2.10[7]	2.09	2.04[7]
Net investment loss	(1.10)[7]	(0.93)	(0.77)[7]
Portfolio turnover (%)	39	102	101[8]

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.
2 The inception date for Class C shares is 4-28-08.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

20	Rainier Growth Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	9-30-10[1]	3-31-10	3-31-09[2]	3-31-08[3]	3-31-07[3,4]

Per share operating performance

Net asset value, beginning of period	$18.50	$12.92	$20.98	$20.44	$20.94
Net investment income (loss)[5]	0.01	0.04	0.04	—[6]	—[6]
Net realized and unrealized gain (loss) on investments	0.01	5.54	(8.09)	0.54	(0.50)
Total from investment operations	0.02	5.58	(8.05)	0.54	(0.50)
Less distributions
From net investment income	—	—[6]	(0.01)	—	—
Net asset value, end of period	$18.52	$18.50	$12.92	$20.98	$20.44
Total return (%)	0.11[7]	43.20	(38.36)	2.64	(2.39)[7,8]

Ratios and supplemental data

Net assets, end of period (in millions)	$196	$208	$133	$136	$537
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87[9]	0.90	0.86	0.92[10]	1.00[9]
Expenses net of fee waivers	0.87[9]	0.90	0.86	0.94[10]	0.94[9]
Expenses net of fee waivers and credits	0.87[9]	0.90	0.86	0.94[10]	0.94[9]
Net investment income (loss)	0.14[9]	0.26	0.22	(0.02)	0.15[9]
Portfolio turnover (%)	39	102	101	86	101[11]

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.
2 After the close of business on 4-25-08, holders of Institutional Shares of the former Rainier Large Cap Growth Equity Portfolio (the Predecessor Fund) became owners of an equal number of full and fractional Class I shares of the John Hancock Rainier Growth Fund. These shares were first offered on 4-28-08. Additionally, the accounting and performance history of the Institutional Shares of the Predecessor Fund was redesignated as that of John Hancock Rainier Growth Fund Class I.
3 Audited by previous independent registered public accounting firm.
4 The inception date for Class I shares is 2-20-07.
5 Based on the average daily shares outstanding.
6 Less than ($0.005) per share.
7 Not annualized.
8 Total returns would have been lower had certain expenses not been reduced during the periods shown.
9 Annualized.
10 Prior to the reorganization (Note 7), the Fund was subject to a contractual expense reimbursement and recoupment plan.
11 Annualized based on investments held for a full year.

CLASS R1 SHARES Period ended	9-30-10[1]	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$18.23	$12.84	$22.46
Net investment loss[3]	(0.06)	(0.11)	(0.08)
Net realized and unrealized gain (loss) on investments	—	5.50	(9.54)
Total from investment operations	(0.06)	5.39	(9.62)
Net asset value, end of period	$18.17	$18.23	$12.84
Total return (%)[4]	(0.33)[5]	41.98	(42.83)[5]

Ratios and supplemental data

Net assets, end of period (in thousands)	$177	$177	$59
Ratios (as a percentage of average net assets):
Expenses before reductions	5.62[6]	13.91	8.70[6]
Expenses net of fee waivers	1.75[6]	1.78	1.64[6]
Expenses net of fee waivers and credits	1.75[6]	1.78	1.64[6]
Net investment loss	(0.74)[6]	(0.65)	(0.50)[6]
Portfolio turnover (%)	39	102	101[7]

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.
2 The inception date for Class R1 shares is 4-28-08.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

See notes to financial statements	Semiannual report | Rainier Growth Fund	21

CLASS R3 SHARES Period ended	9-30-10[1]	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$18.27	$12.85	$22.46
Net investment loss[3]	(0.05)	(0.07)	(0.06)
Net realized and unrealized gain (loss) on investments	—	5.49	(9.55)
Total from investment operations	(0.05)	5.42	(9.61)
Net asset value, end of period	$18.22	$18.27	$12.85
Total return (%)[4]	(0.27)[5]	42.18	(42.79)[5]

Ratios and supplemental data

Net assets, end of period (in thousands)	$81	$81	$57
Ratios (as a percentage of average net assets):
Expenses before reductions	8.63[6]	13.68	8.57[6]
Expenses net of fee waivers	1.62[6]	1.62	1.54[6]
Expenses net of fee waivers and credits	1.62[6]	1.62	1.54[6]
Net investment loss	(0.62)[6]	(0.46)	(0.40)[6]
Portfolio turnover (%)	39	102	101[7]

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.
2 The inception date for Class R3 shares is 4-28-08.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

CLASS R4 SHARES Period ended	9-30-10[1]	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$18.38	$12.88	$22.46
Net investment loss[3]	(0.03)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	—	5.53	(9.56)
Total from investment operations	(0.03)	5.50	(9.58)
Net asset value, end of period	$18.35	$18.38	$12.88
Total return (%)[4]	(0.16)[5]	42.70	(42.65)[5]

Ratios and supplemental data

Net assets, end of period (in thousands)	$82	$82	$57
Ratios (as a percentage of average net assets):
Expenses before reductions	8.53[6]	13.33	8.26[6]
Expenses net of fee waivers	1.32[6]	1.32	1.24[6]
Expenses net of fee waivers and credits	1.32[6]	1.32	1.24[6]
Net investment loss	(0.32)[6]	(0.16)	(0.10)[6]
Portfolio turnover (%)	39	102	101[7]

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.
2 The inception date for Class R4 shares is 4-28-08.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

22	Rainier Growth Fund | Semiannual report	See notes to financial statements

CLASS R5 SHARES Period ended	9-30-10[1]	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$18.47	$12.91	$22.46
Net investment income[3]	—[4]	0.02	0.03
Net realized and unrealized gain (loss) on investments	0.01	5.54	(9.57)
Total from investment operations	0.01	5.56	(9.54)
Less distributions
From net investment income	—	—[4]	(0.01)
Net asset value, end of period	$18.48	$18.47	$12.91
Total return (%)[5]	0.05[6]	43.07	(42.48)[6]

Ratios and supplemental data

Net assets, end of period (in thousands)	$82	$82	$58
Ratios (as a percentage of average net assets):
Expenses before reductions	8.23[7]	12.97	7.95[7]
Expenses net of fee waivers	1.02[7]	1.02	0.94[7]
Expenses net of fee waivers and credits	1.02[7]	1.02	0.94[7]
Net investment income	(0.01)[7]	0.14	0.20[7]
Portfolio turnover (%)	39	102	101[8]

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.
2 The inception date for Class R5 shares is 4-28-08.
3 Based on the average daily shares outstanding.
4 Less than ($0.005) per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

CLASS T SHARES Period ended	9-30-10[1]	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$18.24	$12.86	$16.59
Net investment loss[3]	(0.05)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investments	—	5.49	(3.68)
Total from investment operations	(0.05)	5.38	(3.73)
Net asset value, end of period	$18.19	$18.24	$12.86
Total return (%)	(0.27)[5]	41.84	(22.48)[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$76	$83	$72
Ratios (as a percentage of average net assets):
Expenses before reductions	1.63[6]	1.84	2.07[6]
Expenses net of fee waivers	1.63[6]	1.84	1.99[6]
Expenses net of fee waivers and credits	1.63[6]	1.84	1.98[6]
Net investment loss	(0.62)[6]	(0.69)	(0.74)[6]
Portfolio turnover (%)	39	102	101[7]

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.
2 The inception date for Class T shares is 10-6-08.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the period shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

See notes to financial statements	Semiannual report | Rainier Growth Fund	23

CLASS ADV SHARES Period ended	9-30-10[1]	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$18.43	$12.90	$22.46
Net investment income (loss)[3]	(0.01)	—[4]	(0.01)
Net realized and unrealized gain (loss) on investments	—	5.53	(9.55)
Total from investment operations	(0.01)	5.53	(9.56)
Net asset value, end of period	$18.42	$18.43	$12.90
Total return (%)	(0.05)[5,6]	42.87[5]	(42.56)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$16	$18	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	1.37[7]	1.25	1.14[7]
Expenses net of fee waivers	1.14[7]	1.14	1.14[7]
Expenses net of fee waivers and credits	1.14[7]	1.14	1.14[7]
Net investment income (loss)	(0.14)[7]	0.01	(0.04)[7]
Portfolio turnover (%)	39	102	101[8]

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.

2 The inception date for Class ADV shares is 4-28-08.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

CLASS NAV SHARES Period ended	9-30-101	3-31-10	3-31-092

Per share operating performance

Net asset value, beginning of period	$18.51	$12.91	$22.46
Net investment income3	0.02	0.05	0.04
Net realized and unrealized gain (loss) on investments	—	5.55	(9.57)
Total from investment operations	0.02	5.60	(9.53)
Less distributions
From net investment income	—	—4	(0.02)
Net asset value, end of period	$18.53	$18.51	$12.91
Total return (%)	0.115	43.38	(42.44)5

Ratios and supplemental data

Net assets, end of period (in millions)	$706	$708	$400
Ratios (as a percentage of average net assets):
Expenses before reductions	0.826	0.82	0.836
Expenses net of fee waivers	0.826	0.82	0.836
Expenses net of fee waivers and credits	0.826	0.82	0.836
Net investment income	0.196	0.33	0.266
Portfolio turnover (%)	39	102	1017

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.
2 The inception date for Class NAV shares is 4-28-08.
3 Based on the average daily shares outstanding.
4 Less than ($0.005) per share.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

24	Rainier Growth Fund | Semiannual report	See notes to financial statements

Notes to financial statements

(unaudited)

Note 1 — Organization

John Hancock Rainier Growth Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek to maximize long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class T and Class ADV shares are closed to new investors. Class NAV shares are sold to John Hancock affiliated funds of funds, which owned 100% of the shares of beneficial interest. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, transfer agent fees, state registration fees and printing and postage for each class may differ. Class B shares convert to Class A shares eight years after purchase. Effective at the close of business on August 21, 2009, Class R2 converted into Class A and Class R converted into Class R1.

Affiliates of the Fund owned 91%, 100%, 100% and 100% of shares of beneficial interest of Class R1, Class R3, Class R4 and Class R5 shares, respectively, on September 30, 2010.

The Fund is the accounting and performance successor of the Rainier Large Cap Growth Equity Portfolio (the Predecessor Fund). On April 28, 2008, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A and Class I shares of the Fund.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Semiannual report | Rainier Growth Fund	25

The following is a summary of the values by input classification of the Fund’s investments as of September 30, 2010, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 9-30-10	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$217,460,450	$217,460,450	—	—
Consumer Staples	111,233,973	111,233,973	—	—
Energy	102,084,258	102,084,258	—	—
Financials	94,416,606	94,416,606	—	—
Health Care	144,577,267	144,042,612	—	$534,655
Industrials	246,074,495	246,074,495	—	—
Information Technology	405,321,551	404,064,493	—	1,257,058
Materials	46,364,420	46,364,420	—	—
Telecommunication
Services	25,026,157	25,026,157	—	—
Utilities	11,368,217	11,368,217	—	—
Short-Term Investments	126,809,545	114,967,545	$11,842,000	—

Total Investments in
Securities	$1,530,736,939	$1,517,103,226	$11,842,000	$1,791,713

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		INFORMATION
INVESTMENTS IN SECURITIES	HEALTH CARE	TECHNOLOGY	TOTALS

Balance as of March 31, 2010	$486,050	$1,293,918	$1,779,968
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	48,605	(36,860)	11,745
Net purchases (sales)	—	—	—
Transfers in and/or out of Level 3	—	—	—
Balance as of September 30, 2010	$534,655	$1,257,058	$1,791,713

During the six-month period ended September 30, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of

26	Rainier Growth Fund | Semiannual report

the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT. As a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with State Street Bank and Trust Company which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the six months ended September 30, 2010, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual Fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds’ relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual report | Rainier Growth Fund	27

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $726,155,178 available to offset future net realized capital gains. Availability of a certain amount of the loss carryforward, which was acquired in a merger, may be limited in a given year. The following table details the capital loss carryforward available as of March 31, 2010.

CAPITAL LOSS CARRYFORWARD EXPIRING AT MARCH 31

2011	2012	2016	2017	2018

$260,334,070	$86,800,122	$25,380,418	$113,554,715	$240,085,853

It is estimated that $304,466,160 of the loss carryforward, which was acquired on October 3, 2008, in mergers with John Hancock Core Equity Fund, John Hancock Growth Trends Fund, and John Hancock Technology Fund, as well as the carryforward acquired October 2, 2009, in a merger with John Hancock Health Sciences Fund, will likely expire unused because of limitations.

As of March 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. The Fund generally declares and pays dividends and capital gains distributions, if any, at least annually.

Distributions paid by the Fund with respect to each series of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to expiration of capital loss carryforward and merger related transactions.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

28	Rainier Growth Fund | Semiannual report

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $3,000,000,000 of the Fund’s average daily net assets; (b) 0.725% of the next $3,000,000,000; and (c) 0.70% of the Fund’s average daily net assets in excess of $6,000,000,000. The Adviser has a subadvisory agreement with Rainier Investment Management, Inc. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended September 30, 2010 were equivalent to an annual effective rate of 0.75% of the Fund’s average daily net assets.

The Adviser has contractually agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and shareholder service fees. The reimbursements and limits are such that these expenses will not exceed 1.35% for Class A, 2.10% for Class B, 2.10% for Class C, 0.94% for Class I, 1.69% for Class R1, 1.59% for Class R3, 1.29% for Class R4, 0.99% for Class R5, 1.40% for Class T and 1.14% for Class ADV shares. The expense reimbursements and limits will continue in effect until July 31, 2011.

Prior to July 1, 2010, for Class R1, R3, R4, R5 and T shares, the Adviser had contractually agreed to reimburse or limit certain expenses for each share class. The agreement excluded taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and shareholder service fees. The Adviser had agreed to reimburse and limit these expenses such that these expenses would not exceed 1.80%, 1.65%, 1.35%, 1.05% and 1.98% for Class R1, R3, R4, R5 and T shares, respectively.

Accordingly, the expense reductions or reimbursements related to these agreement were $8,147, $16,603, $12,072, $3,283, $2,783, $2,801, $2,820, and $19,015, for Class A, Class B, Class C, Class R1, Class R3, Class R4, Class R5, and Class ADV shares, respectively, for the six months ended September 30, 2010.

Accounting and legal services. Pursuant to the Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for six months ended September 30, 2010, amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R3, Class R4, Class R5, Class T and Class ADV shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution fees and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Semiannual report | Rainier Growth Fund	29

CLASS	12b–1 FEES	SERVICE FEES

Class A	0.30%	0.00%
Class B	1.00%	0.00%
Class C	1.00%	0.00%
Class R1	0.50%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	0.00%	0.05%
Class T	0.30%	0.00%
Class ADV	0.25%	0.00%

For the six months ended September 30, 2010, the Board of Trustees has authorized only 0.25% to be charged to Class A shares for 12b-1 fees.

Sales charges. Class A and Class T shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $54,433 and $23,354 for Class A and Class T shares, respectively, for the six months ended September 30, 2010. Of those amounts, $7,642 and $3,528 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $34,440 and $14,183 was paid as sales commissions to broker-dealers and $12,351 and $5,643 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser for Class A and T shares, respectively.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2010, CDSCs received by the Distributor amounted to $30,257 and $643 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets. Additionally, Class NAV shares do not pay transfer agent fees.

Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.05% for Class A, B, C, R1, R3, R4, R5, T and ADV shares and 0.04% for Class I shares, based on each class’s average daily net assets.

30	Rainier Growth Fund | Semiannual report

• The Fund paid a monthly fee based on an annual rate of $15.00 per shareholder account for Class A, R1, R3, R4 and R5 shares and $16.50 per shareholder account for Class B, C and T shares. During the six months ended September 30, 2010, there were no monthly fees assessed for Class I, ADV and NAV shares.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

• Additionally, Class NAV shares do not pay transfer agent fees.

Class level expenses. Class level expenses for the six months ended September 30, 2010 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
SHARE CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$452,899	$506,465	$6,406	$11,137
Class B	160,678	58,174	3,510	1,103
Class C	106,793	38,429	3,490	742
Class I	—	39,978	5,741	4,705
Class R1	536	327	3,160	50
Class R3	194	263	2,577	60
Class R4	98	263	2,577	60
Class R5	—	263	2,577	60
Class T	114,170	184,749	6,330	4,130
Class ADV	20,278	21,572	2,979	593
Total	$855,646	$850,483	$39,347	$22,640

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within other receivables and prepaid assets and Trustees fees, respectively, in the accompanying Statements of Assets and Liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended September 30, 2010 and the year ended March 31, 2010 were as follows:

	Six months ended 9-30-10		Year ended 3-31-10[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,697,686	$29,350,510	4,995,167	$79,987,175
Issued in reorganization (Note 7)	—	—	4,832,192	76,878,774
Exchanged from Class R2	—	—	4,460	69,930
Repurchased	(2,046,741)	(35,509,038)	(3,868,875)	(63,049,457)

Net increase (decrease)	(349,055)	($6,158,528)	5,962,944	$93,886,422

Class B shares

Sold	67,197	$1,165,141	153,015	$2,413,612
Issued in reorganization (Note 7)	—	—	916,109	14,459,832
Repurchased	(439,121)	(7,582,102)	(1,145,331)	(18,226,006)

Net decrease	(371,924)	($6,416,961)	(76,207)	($1,352,562)

Semiannual report | Rainier Growth Fund	31

	Six months ended 9-30-10		Year ended 3-31-10[1]
	Shares	Amount	Shares	Amount
Class C shares

Sold	24,945	$431,413	81,494	$1,284,710
Issued in reorganization (Note 7)	—	—	373,087	5,888,163
Repurchased	(171,591)	(2,944,477)	(308,528)	(4,923,072)

Net increase (decrease)	(146,646)	($2,513,064)	146,053	$2,249,801

Class I shares

Sold	1,293,511	$22,747,115	3,279,891	$52,265,579
Distributions reinvested	—	—	416	7,253
Repurchased	(1,969,413)	(34,833,106)	(2,314,726)	(37,707,245)

Net increase (decrease)	(675,902)	($12,085,991)	965,581	$14,565,587

Class R shares

Exchanged for Class R1	—	—	(4,669)	($72,849)

Net decrease	—	—	(4,669)	($72,849)

Class R1 shares

Sold	153	$2,799	451	$7,546
Exchanged from Class R	—	—	4,654	72,849
Repurchased	(111)	(1,878)	(3)	(46)

Net increase	42	$921	5,102	$80,349

Class R2 shares

Exchanged for Class A	—	—	(4,452)	($69,930)

Net decrease	—	—	(4,452)	($69,930)

Class T shares

Sold	48,872	$848,560	143,513	$2,254,141
Repurchased	(414,120)	(7,195,021)	(1,159,979)	(18,515,245)

Net decrease	(365,248)	($6,346,461)	(1,016,466)	($16,261,104)

Class ADV shares

Sold	156,108	$2,640,921	476,085	$7,145,887
Repurchased	(233,727)	(4,018,937)	(795,118)	(12,194,104)

Net decrease	(77,619)	($1,378,016)	(319,033)	($5,048,217)

Class NAV shares

Sold	1,003,561	$16,938,497	7,913,853	$117,933,320
Distributions reinvested	—	—	1,923	33,551
Repurchased	(1,121,594)	(19,787,223)	(650,429)	(11,156,015)

Net increase (decrease)	(118,033)	($2,848,726)	7,265,347	$106,810,856

Net increase (decrease)	(2,104,385)	($37,746,826)	12,924,200	$194,788,353

1The inception date for Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class ADV and Class NAV shares is 4-28-08 and for Class T shares is 10-6-08.

There were no fund share transactions for Class R3, Class R4 and Class R5 shares for the six months ended September 30, 2010.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $534,001,124 and $576,385,169, respectively, for the six months ended September 30, 2010.

32	Rainier Growth Fund | Semiannual report

Note 7 — Reorganization

Fiscal year ended March 31, 2010 mergers. On September 25, 2009, the shareholders of John Hancock Health Sciences Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) in exchange for a representative amount of shares of John Hancock Rainier Growth Fund (the Acquiring Fund).

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for a representative amount of shares of the Acquiring Fund; (b) the liquidation of the Acquired Fund; and (c) the distribution to the Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization consolidated the Acquired Fund with a fund with a similar objective and the combined fund is better positioned in the market to increase asset size and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on October 2, 2009.

The following outlines the reorganization:

				SHARES	SHARES
		ACQUIRED NET	DEPRECIATION	REDEEMED	ISSUED	ACQUIRING	ACQUIRING
		ASSET VALUE OF	OF ACQUIRED	BY THE	BY THE	FUND NET	FUND TOTAL NET
ACQUIRING	ACQUIRED	THE ACQUIRED	FUND’S	ACQUIRED	ACQUIRING	ASSETS PRIOR TO	ASSETS AFTER
FUND	FUND	FUND	INVESTMENTS	FUND	FUND	COMBINATION	COMBINATION

Rainier	Health	$97,226,769	$412,956	3,813,093	6,121,388	$1,174,437,197	$1,271,663,966
Growth Fund	Sciences
Fund

Because the combined Fund has been managed as a single integrated Fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations for the year ended March 31, 2010. See Note 5 for capital shares issued in connection with the above referenced reorganization.

Semiannual report | Rainier Growth Fund	33

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Rainier Growth Fund (the Fund), a series of John Hancock Funds III, met in-person on May 2–4 and June 6–8, 2010 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) between the Adviser and Rainier Investment Management, Inc. (the Subadviser) on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are unaffiliated with the Fund, the Adviser and the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform the various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committees A and B are standing committees of the Board that are each composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated a Vice Chairperson to serve in the absence of the Chairperson, who also serves as Chairman of the Board’s Nominating, Governance and Administration Committee. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 2-4, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information independently compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) as determined by Morningstar, and its benchmark index. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser and its affiliates that result from being the Adviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, under similar investment mandates, as well as the performance of such other clients; (c) the impact of economies of scale;

34	Rainier Growth Fund | Semiannual report

(d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 2-4, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May 2-4, 2010 meeting, the Board presented the Adviser and Subadviser with questions and requests for additional information and the Adviser and Subadviser responded to these requests with additional written information in advance of the June 6–8, 2010 Board meeting. The Board also reviewed these additional materials relating to its consideration of the Agreements.

At an in-person meeting held on June 6–8, 2010, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement between the Adviser and the Subadviser with respect to the Fund, each for an additional one-year term. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser and the Subadviser; (b) the investment performance of the Fund and portfolio management of the Subadviser; (c) the advisory fees and the cost of the services and profits to be realized by the Adviser and certain affiliates from their relationship with the Fund; (d) economies of scale; and (e) other factors.

The Board also considered other matters important to the approval process, such as payments made to the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser, and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. Each Trustee may have attributed different weights to the various items considered.

The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund. The Board reviewed the Adviser’s and Subadviser’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

Semiannual report | Rainier Growth Fund	35

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and considered the Adviser’s policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to such other clients under similar investment mandates, the services provided to such other clients as compared to the services provided to the Fund, the performance of such other clients, and other factors relating to such other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and those services they provide to other clients which, to the extent the other client is not a mutual fund, may generally be attributable to the greater frequency of shareholder redemptions in a mutual fund, the higher turnover of mutual fund assets, the more burdensome regulatory and legal obligations of mutual funds, and the higher marketing costs for mutual funds.

Fund performance

The Board, including the Independent Trustees, reviewed and considered the performance history of the Fund. The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category and Peer Group as well as its benchmark index. The Fund underperformed its Category median, its Peer Group median and the Russell 1000 Growth Index for the 1- and 3-year periods. Its five-year performance is generally comparable to the comparison groups (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information provided by the Adviser at its May and June 2010 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Rainier Growth Fund	31.68%	–3.78%	1.29%	N/A
Russell 1000 Growth Index	37.21%	–1.89%	1.63%	N/A
Large Growth Category Median	34.36%	–2.70%	1.35%	N/A
Morningstar 15(c) Peer Group Median	38.44%	–3.38%	0.56%	N/A

The Board noted that the Subadviser remained consistent with its investment style and adhered to its investment mandates.

The Board concluded that the Fund’s underperformance was being responsibly addressed by the Adviser and Subadviser.

36	Rainier Growth Fund | Semiannual report

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Category and Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other types of clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement rate into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund. The Board considered expenses and fee rates to be higher or lower if they were over or under 10 basis points, respectively; slightly higher or slightly lower if they were above or below 6–10 basis points, respectively, and inline if they were above or below by 5 basis points.

The Board noted that the investment advisory rate was inline with the Category and Peer Group medians. The Board reviewed the Fund’s Gross Expense Ratio of 1.70% for the Fund’s Class A shares. The Board noted that the Fund’s Gross Expense Ratio was higher than the Peer Group and Category medians. The Board also noted that the Fund’s Net Expense Ratio was inline with the Peer Group median and higher than the Category median. The Board favorably considered the impact of fee waivers towards ultimately lowering the Fund’s Gross Expense Ratio. The Board viewed favorably the Adviser’s new contractual agreement to waive all or a portion of its Advisory Agreement rate and reimburse or pay operating expenses to the extent necessary to maintain the Fund’s Net Expense Ratio at 1.35% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until July 31, 2011. The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected a proposed change in the methodology for calculating transfer agent fees.

The Board received and reviewed statements relating to the Adviser’s financial condition and profitability with respect to the services it provides the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services provided to the Fund. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008.

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the subadvisory fee under the Subadvisory Agreement had been negotiated by the Adviser and the Subadviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the Subadvisory Agreement.

Semiannual report | Rainier Growth Fund	37

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Fund. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Agreement fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser, or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community, and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term and the Subadvisory Agreement between the Adviser and Subadviser with respect to the Fund for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board, including a majority of the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor listed above, or any group of factors listed above, as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The Board noted that contractual fee arrangements for the Fund reflect the results of several years of review by the Board and certain predecessor Trustees, and discussions between such Trustees (and predecessor Trustees) and the Adviser. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

38	Rainier Growth Fund | Semiannual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management
James F. Carlin	Services, LLC
William H. Cunningham
Deborah C. Jackson*	Subadviser
Charles L. Ladner	Rainier Investment Management, Inc.
Stanley Martin*
Hugh McHaffie†**	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President** and Chief Operating Officer

Thomas M. Kinzler	The report is certified under the Sarbanes-Oxley
Secretary and Chief Legal Officer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Francis V. Knox, Jr.	knowledge, the information in their financial reports
Chief Compliance Officer	is fairly and accurately stated in all material respects.

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone**
Treasurer

*Member of the Audit Committee
**Effective 8-31-10
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Rainier Growth Fund	39

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Rainier Growth Fund.	334SA 9/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	11/10

John Hancock
Leveraged Companies Fund

Semiannual Report
9.30.10

1

John Hancock Leveraged Companies Fund

Your expenses	Page 3
Portfolio summary	Page 4
Portfolio of investments	Page 5
Financial statements	Page 9
Financial highlights	Page 12
Notes to financial statements	Page 16
More information	Page 27

2

Leveraged Companies Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding your fund expenses

As a shareholder of the Fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2010 with the same investment held until September 30, 2010.

	Account value	Ending value	Expenses paid during
	on 4-1-10	on 9-30-10	period ended 9-30-10[1]

Class A	$1,000.00	$990.70	$6.74

Class B	1,000.00	987.00	10.21

Class C	1,000.00	987.00	10.21

Class I	1,000.00	992.60	4.85

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2010, with the same investment held until September 30, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 4-1-10	on 9-30-10	period ended 9-30-10[1]

Class A	$1,000.00	$1,018.30	$6.83

Class B	1,000.00	1,014.80	10.35

Class C	1,000.00	1,014.80	10.35

Class I	1,000.00	1,020.20	4.91

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.35%, 2.05%, 2.05% and 0.97% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

3

Leveraged Companies Fund
Portfolio Summary

Value as a
percentage of
Top 10 Holdings[1]	Fund's net assets
Delta Air Lines, Inc.	13.9%
Greektown Superholdings, Inc., Series A	13.0%
US Airways Group, Inc.	7.7%
Sirius XM Radio, Inc.	5.8%
UAL Corp.	5.7%
Charter Communications, Inc., Class A	5.2%
Exide Technologies	3.7%
MBIA Insurance Corp., 14.000%, 1-15-13	3.4%
Bank of America Corp.	3.3%
Canadian Satellite Radio Holdings, Inc., 12.750%, 2-15-14	3.1%

Value as a
percentage of
Sector Composition[2]	Fund's net assets
Common Stocks	75%
Preferred Stocks	13%
Corporate Bonds	8%
Convertible Bonds	2%
Investment Companies	1%
Short-Term Investments and Other	1%

Value as a
percentage of
Portfolio Composition	Fund's net assets
Consumer Discretionary	49%
Industrials	31%
Financials	15%
Materials	2%
Investment Companies	1%
Telecommunication Services	1%
Short-Term Investments and Other	1%

1 Excludes cash and cash equivalents.
2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

4

Leveraged Companies Fund
As of 9-30-10 (Unaudited)

	Shares	Value

Common Stocks 74.74%		$992,028

(Cost $904,117)

Consumer Discretionary 28.81%		382,386

Auto Components 7.52%
Autoliv, Inc.	150	9,800
Exide Technologies (I)	10,220	48,954
Federal Mogul Corp. (I)	800	15,128
Tenneco, Inc. (I)	894	25,899

Automobiles 2.38%
Ford Motor Company (I)(L)	2,580	31,579

Hotels, Restaurants & Leisure 1.68%
Greektown Superholdings, Inc. (I)	92	10,173
Trump Entertainment Resorts, Inc. (I)	261	6,350
Wendy's/Arby's Group, Inc., Class A	1,285	5,821

Media 17.23%
Cablevision Systems Corp., Class A	1,495	39,154
Canadian Satellite Radio Holdings, Inc., Class A (I)	5,900	16,629
Charter Communications, Inc., Class A (I)	2,104	68,380
Dex One Corp. (I)	285	3,500
Madison Square Garden, Inc., Class A (I)	373	7,863
Sirius XM Radio, Inc. (I)	64,006	76,807
SuperMedia, Inc. (I)	91	962
Time Warner Cable, Inc.	285	15,387

Consumer Staples 0.14%		1,852

Food Products 0.14%
Kraft Foods, Inc., Class A	60	1,852

Energy 0.14%		1,894

Oil, Gas & Consumable Fuels 0.14%
Dominion Petroleum, Ltd., GDR (I)	33,000	1,894

Financials 10.65%		141,325

Capital Markets 2.93%
Janus Capital Group, Inc.	460	5,037
Knight Capital Group, Inc., Class A (I)	160	1,982
Morgan Stanley	525	12,957
The Blackstone Group LP	350	4,442
The Goldman Sachs Group, Inc.	100	14,458

Commercial Banks 0.57%
Wells Fargo & Company	300	7,539

Consumer Finance 0.27%
Discover Financial Services	215	3,586

Diversified Financial Services 4.84%
Bank of America Corp.	3,320	43,525
Citigroup, Inc. (I)	785	3,062
KKR Financial Holdings LLC	2,010	17,648

Insurance 0.29%
American International Group, Inc. (I)	100	3,910

Real Estate Investment Trusts 1.75%
Annaly Capital Management, Inc.	1,317	23,179

See notes to financial statements

5

Leveraged Companies Fund
As of 9-30-10 (Unaudited)

	Shares	Value

Industrials 31.19%		$413,934

Aerospace & Defense 0.44%
AAR Corp. (I)	315	5,878

Air Freight & Logistics 0.16%
FedEx Corp.	25	2,138

Airlines 29.78%
Delta Air Lines, Inc. (I)	15,843	184,413
Pinnacle Airlines Corp. (I)	6,100	33,122
UAL Corp. (I)(L)	3,215	75,970
US Airways Group, Inc. (I)(L)	11,000	101,750

Building Products 0.19%
USG Corp. (I)	185	2,440

Road & Rail 0.40%
Union Pacific Corp.	65	5,317

Trading Companies & Distributors 0.22%
TAL International Group, Inc.	120	2,906

Information Technology 0.53%		7,102

Software 0.53%
Microsoft Corp.	290	7,102

Materials 2.42%		32,152

Chemicals 2.19%
American Pacific Corp. (I)	5,150	22,763
Huntsman Corp.	550	6,358

Paper & Forest Products 0.23%
Smurfit-Stone Container Corp. (I)	165	3,031

Telecommunication Services 0.86%		11,383

Wireless Telecommunication Services 0.86%
Leap Wireless International, Inc. (I)	275	3,396
Sprint Nextel Corp. (I)	1,725	7,987

Preferred Stocks 13.32%		$176,750

(Cost $162,034)

Consumer Discretionary 13.02%		172,835

Hotels, Restaurants & Leisure 13.02%
Greektown Superholdings, Inc., Series A (I)	1,563	172,835

Financials 0.30%		3,915

Insurance 0.30%
Hartford Financial Services Group, Inc., 7.250%	165	3,915

See notes to financial statements

6

Leveraged Companies Fund
As of 9-30-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 8.44%				$111,990

(Cost $153,019)

Consumer Discretionary 5.05%				66,990

Hotels, Restaurants & Leisure 1.98%
Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06/15/15	$100,000	15
Majestic Star Casino LLC (H)	9.500	10/15/10	15,000	9,000
Mashantucket Western Pequot Tribe, Series A (H)(S)	8.500	11/15/15	115,000	17,250

Media 3.07%
Canadian Satellite Radio Holdings, Inc.	12.750	02/15/14	45,000	40,725
SuperMedia, Inc. (Escrow Certificates) (I)	8.000	11/15/16	115,000	0

Financials 3.39%				45,000

Insurance 3.39%
MBIA Insurance Corp. (14.00% to 1-15-13, then 3 month LIBOR
+ 11.26%) (S)	14.000	01/15/33	100,000	45,000

Convertible Bonds 2.40%				$31,860

(Cost $24,760)

Consumer Discretionary 1.97%				26,160

Media 1.97%
XM Satellite Radio, Inc. (S)	7.000	12/01/14	24,000	26,160

Financials 0.43%				5,700

Capital Markets 0.43%
Janus Capital Group, Inc.	3.250	07/15/14	5,000	5,700

			Shares	Value

Investment Companies 1.38%				$18,305

(Cost $17,563)

Investment Companies 1.38%				18,305

Direxion Daily 10-year Treasury Bear 3X			85	3,509
ProShares Ultra Dow30			315	14,796

Warrants 0.04%				$561

(Cost $408)

Charter Communications, Inc., Class A (Expiration Date: 11-30-14, Strike Price:
$46.86) (I)			102	561

Short-Term Investments 11.23%				$149,083

(Cost $149,089)
			Shares	Value

Securities Lending Collateral 11.23%				149,083

John Hancock Collateral Investment Trust (W)		0.2942% (Y)	14,895	149,083

See notes to financial statements

7

Leveraged Companies Fund
As of 9-30-10 (Unaudited)

Total investments (Cost $1,410,990)† 111.55%	$1,480,577

Other assets and liabilities, net (11.55%)	($153,319)

Total net assets 100.00%	$1,327,258

The percentage shown for each investment category is the total value that the category as a percentage of the net assets of the Fund.

GDR Global Depositary Receipt

LIBOR London Interbank Offered Rate

(H) Defaulted security. Currently, the issuer is in default with respect to interest payments.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 9-30-10.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 9-30-10.

† At 9-30-10, the aggregate cost of investment securities for federal income tax purposes was $1,412,123. Net unrealized appreciation aggregated $68,454, of which $336,821 related to appreciated investment securities and $268,367 related to depreciated investment securities.

See notes to financial statements

8

Leveraged Companies Fund
Statement of Assets and Liabilities — September 30, 2010 (Unaudited)

Assets

Investments in unaffiliated issuers, at value
(Cost $1,261,901) including $147,438 of securities
loaned (Note 2)	$1,331,494
Investments in affiliated issuers, at value
(Cost $149,089) (Note 2)	149,083

Total investments, at value (Cost $1,410,990)	1,480,577

Cash	9,493
Receivable for investments sold	3,150
Dividends and interest receivable	5,295
Receivable for securities lending income	15
Receivable due from adviser	152
Other receivables	87

Total assets	1,498,769

Liabilities

Payable upon return of securities loaned (Note 2)	149,046
Payable to affiliates
Accounting and legal services fees	17
Transfer agent fees	169
Trustees’ fees	11
Other liabilities	22,268

Total liabilities	171,511

Net assets

Capital paid-in	$1,219,556
Undistributed net investment income	12,145
Accumulated net realized gain on investments and
foreign currency transactions	26,215
Net unrealized appreciation (depreciation) on
investments and translation of assets and
liabilities in foreign currencies	69,342

Net assets	$1,327,258

Net asset value per share

Based on net asset values and shares outstanding
- the Fund has an unlimited number of shares
authorized with no par value
Class A ($302,433 ÷ 28,327 shares)	$10.68
Class B ($297,362 ÷ 28,010 shares)[1]	$10.62
Class C ($297,348 ÷ 28,011 shares)[1]	$10.62
Class I ($430,115 ÷ 40,159 shares)	$10.71

Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.24

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

9

Leveraged Companies Fund
Statement of Operations — For the six-month period ended 9-30-10 (Unaudited)

Investment income

Interest	$11,649
Dividends	6,747
Securities lending	265
Less foreign taxes withheld	(71)

Total investment income	18,590

Expenses

Investment management fees (Note 4)	4,952
Distribution and service fees (Note 4)	3,413
Accounting and legal services fees (Note 4)	85
Transfer agent fees (Note 4)	638
Trustees' fees (Note 4)	112
State registration fees (Note 4)	88
Professional fees	28,180
Custodian fees	9,030
Registration and filing fees	6,849
Other	3,492

Total expenses	56,839

Less expense reductions (Note 4)	(46,662)

Net expenses	10,177

Net investment income	8,413

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	2,598
Investments in affiliated issuers	(973)
Foreign currency transactions	(333)
1,292

Change in net unrealized appreciation
(depreciation) of
Investments in unaffiliated issuers	(24,060)
Translation of assets and liabilities in foreign
currencies	101
(23,959)

Net realized and unrealized loss	(22,667)

Decrease in net assets from operations	($14,254)

See notes to financial statements

10

Leveraged Companies Fund
Statements of Changes in Net Assets

	Six-months
	ended	Year ended
	9-30-10	3-31-10
	(Unaudited)
Increase (decrease) in net assets

From operations
Net investment income	$8,413	$28,945
Net realized gain	1,292	106,434
Change in net unrealized appreciation
(depreciation)	(23,959)	646,527

Increase (decrease) in net assets resulting
from operations	(14,254)	781,906

Distributions to shareholders
From net investment income
Class A	—	(14,079)
Class B	—	(12,806)
Class C	—	(12,807)
Class I	—	(14,628)
From net realized gain
Class A	—	(4,304)
Class B	—	(4,275)
Class C	—	(4,276)
Class I	—	(4,316)

Total distributions	—	(71,491)

From Fund share transactions (Note 5)	—	191,393

Total increase (decrease)	(14,254)	901,808

Net assets

Beginning of period	1,341,512	439,704

End of period	$1,327,258	$1,341,512

Undistributed net investment income	$12,145	$3,732

See notes to financial statements

11

Leveraged Companies Fund
Financial Highlights (For a share outstanding throughout the period)

Class A Shares

Period ended	09/30/2010[1]	03/31/2010	03/31/2009[2]

Per share operating performance

Net asset value, beginning of period	$10.78	$4.19	$10.00
Net investment income[3]	0.08	0.29	0.33
Net realized and unrealized gain (loss) on
investments	(0.18)	7.00	(5.83)

Total from investment operations	(0.10)	7.29	(5.50)

Less distributions
From net investment income	—	(0.54)	(0.31)
From net realized gain	—	(0.16)	—

Total distributions	—	(0.70)	(0.31)

Net asset value, end of period	$10.68	$10.78	$4.19

Total return (%)[4,5]	(0.93)[6]	177.42	(55.97)[6]

Ratios and supplemental data

Net assets, end of period (in thousands)	$302	$305	$110
Ratios (as a percentage of average net assets):
Expenses before reductions	8.42[7]	10.56	13.91[7]
Expenses net of fee waivers	1.35[7]	1.41	1.21[7]
Expenses net of fee waivers and credits	1.35[7]	1.35	1.21[7]
Net investment income	1.47[7]	3.63	4.87[7]
Portfolio turnover (%)	28	83	18

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.
2 The inception date for Class A shares is 5-1-08.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Annualized.

See notes to financial statements

12

Leveraged Companies Fund
Financial Highlights (For a share outstanding throughout the period)

Class B Shares

Period ended	09/30/2010[1]	03/31/2010	03/31/2009[2]

Per share operating performance

Net asset value, beginning of period	$10.76	$4.19	$10.00
Net investment income[3]	0.04	0.23	0.28
Net realized and unrealized gain (loss) on
investments	(0.18)	6.99	(5.82)

Total from investment operations	(0.14)	7.22	(5.54)

Less distributions
From net investment income	—	(0.49)	(0.27)
From net realized gain	—	(0.16)	—

Total distributions	—	(0.65)	(0.27)

Net asset value, end of period	$10.62	$10.76	$4.19

Total return (%)[4,5]	(1.30)[6]	175.60	(56.26)[6]

Ratios and supplemental data

Net assets, end of period (in thousands)	$297	$301	$109
Ratios (as a percentage of average net assets):
Expenses before reductions	9.12[7]	11.27	14.58[7]
Expenses net of fee waivers	2.05[7]	2.11	1.91[7]
Expenses net of fee waivers and credits	2.05[7]	2.05	1.91[7]
Net investment income	0.77[7]	2.93	4.16[7]
Portfolio turnover (%)	28	83	18

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.
2 The inception date for Class B shares is 5-1-08.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Annualized.

See notes to financial statements

13

Leveraged Companies Fund
Financial Highlights (For a share outstanding throughout the period)

Class C Shares

Period ended	09/30/2010[1]	03/31/2010	03/31/2009[2]

Per share operating performance

Net asset value, beginning of period	$10.76	$4.19	$10.00
Net investment income[3]	0.04	0.23	0.28
Net realized and unrealized gain (loss) on
investments	(0.18)	6.99	(5.82)

Total from investment operations	(0.14)	7.22	(5.54)

Less distributions
From net investment income	—	(0.49)	(0.27)
From net realized gain	—	(0.16)	—

Total distributions	—	(0.65)	(0.27)

Net asset value, end of period	$10.62	$10.76	$4.19

Total return (%)[4,5]	(1.30)[6]	175.60	(56.26)[6]

Ratios and supplemental data

Net assets, end of period (in thousands)	$297	$301	$109
Ratios (as a percentage of average net assets):
Expenses before reductions	9.12[7]	11.27	14.59[7]
Expenses net of fee waivers	2.05[7]	2.11	1.91[7]
Expenses net of fee waivers and credits	2.05[7]	2.05	1.91[7]
Net investment income	0.77[7]	2.93	4.16[7]
Portfolio turnover (%)	28	83	18

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.
2 The inception date for Class C shares is 5-1-08.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Annualized.

See notes to financial statements

14

Leveraged Companies Fund
Financial Highlights (For a share outstanding throughout the period)

Class I Shares

Period ended	09/30/2010[1]	03/31/2010	03/31/2009[2]

Per share operating performance

Net asset value, beginning of period	$10.79	$4.19	$10.00
Net investment income[3]	0.10	0.32	0.35
Net realized and unrealized gain (loss) on
investments	(0.18)	7.00	(5.83)

Total from investment operations	(0.08)	7.32	(5.48)

Less distributions
From net investment income	—	(0.56)	(0.33)
From net realized gain	—	(0.16)	—

Total distributions	—	(0.72)	(0.33)

Net asset value, end of period	$10.71	$10.79	$4.19

Total return (%)[4]	(0.74)[5]	178.23	(55.85)[5]

Ratios and supplemental data

Net assets, end of period (in thousands)	$430	$433	$111
Ratios (as a percentage of average net assets):
Expenses before reductions	8.04[6]	9.14	13.62[6]
Expenses net of fee waivers	0.97[6]	1.09	0.90[6]
Expenses net of fee waivers and credits	0.97[6]	1.04	0.90[6]
Net investment income	1.85[6]	4.01	5.18[6]
Portfolio turnover (%)	28	83	18

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.
2 The inception date for Class I shares is 5-1-08.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.

See notes to financial statements

15

Leveraged Companies Fund
Notes to financial statements (unaudited)

Note 1 – Organization

John Hancock Leveraged Companies Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Affiliates of the Fund owned 100% of the shares of beneficial interest of the Fund on September 30, 2010.

Note 2 – Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of September 30, 2010, by major security category or type:

			Level 2	Level 3
			Significant	Significant
	Total Market	Level 1	Observable	Unobservabl
	Value at 9-30-10	Quoted Price	Inputs	e Inputs

Common Stocks	$992,028	$973,611	$1,894	$16,523
Preferred Stocks	176,750	3,915	-	172,835
Corporate Bonds	111,990	-	111,990	-
Convertible Bonds	31,860	-	31,860	-
Investment Companies	18,305	18,305	-	-
Warrants	561	561	-	-
Short-Term Investments	149,083	149,083	-	-

Total investments in Securities	$1,480,577	$1,145,475	$145,744	$189,358

16

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common	Preferred	Corporate
	Stocks	Stocks	Bonds	Total

Balance as of 3-31-10	-	$16,983	$25,571	$42,554
Accrued discounts/premiums	-	-	-	-
Realized gain (loss)	-	9,523	-	9,523
Change in unrealized appreciation
(depreciation)	($1,112)	4,146	(2,012)	1,022
Net purchases (sales)	7,462	125,375	-	132,837
Transfers in and/or out of Level 3	10,173	16,808	(23,559)	3,422

Balance as of 9-30-10	$16,523	$172,835	-	$189,358

During the six months ended September 30, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

17

Real estate investment trusts. From time to time, the Fund may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with State Street Bank and Trust Company which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the six months ended September 30, 2010, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

18

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of March 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to defaulted bonds.

Note 3 – Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 – Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.750% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.725% of the next $500,000,000 of the Fund’s average daily net assets; and (c) 0.700% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended September 30, 2010 were equivalent to an annual effective rate of 0.75% of the Fund’s average daily net assets.

19

Effective July 1, 2010, the Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.35% for Class A, 2.05% for Class B, 2.05% for Class C and 0.89% for Class I shares. The fee waivers and/or reimbursements will continue in effect until July 31, 2011.

Prior to July 1, 2010, the Adviser had contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excluded taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements were such that these expenses would not exceed 1.35% for Class A, 2.05% for Class B, 2.05% for Class C and 1.05% for Class I shares.

Accordingly, the expense reductions or reimbursements related to these agreements were $10,630, $10,466, $10,466 and $15,100 for Class A, Class B, Class C and Class I shares, respectively, for the six months ended September 30, 2010.

Accounting and legal services. Pursuant to the service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended September 30, 2010 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The following table shows the contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fees

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges. For the six months ended September 30, 2010, there were no up-front sales charges received by the Distributor with regard to sales of Class A shares.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2010, there were no CDSCs received by the Distributor for Class B or Class C shares.

20

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.05% for Class A, B and C shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $16.50 per shareholder account for all share classes.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Class level expenses. Class level expenses for the six months ended September 30, 2010 were:

Class	Distribution and service fees	Transfer agent fees	State registration fees

Class A	$451	$185	$22
Class B	1,481	181	22
Class C	1,481	181	22
Class I	-	91	22
Total	$3,413	$638	$88

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within other receivables and prepaid assets and Payable to affiliates - Trustees' fees respectively, in the accompanying Statement of Assets and Liabilities.

Note 5 - Fund share transactions

Transactions in Fund shares for the six months ended September 30, 2010 and year ended March 31, 2010 were as follows:

21

	Six months ended			Year ended
		9/30/10		3/31/10

	Shares	Amount	Shares	Amount
Class A shares
Distributions reinvested	—	—	2,056	$18,382
Repurchased	—	—	(11)	(91)

Net increase	—	—	2,045	$18,291

Class B shares
Distributions reinvested	—	—	1,911	$17,081

Net increase	—	—	1,911	$17,081

Class C shares
Distributions reinvested	—	—	1,911	$17,082

Net increase	—	—	1,911	$17,082

Class I shares
Sold	—	—	11,695	$119,995
Distributions reinvested	—	—	2,119	18,944

Net increase	—	—	13,814	$138,939

Net increase	—	—	19,681	$191,393

Note 6 - Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $424,592 and $365,936, respectively, for the six months ended September 30, 2010.

22

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement: John Hancock Leveraged Companies Fund

The Board of Trustees (the “Board”, the members of which are referred to as “Trustees”) of John Hancock Leveraged Companies Fund (the “Fund”), a series of John Hancock Funds III, met in-person on May 2-4 and June 6-8, 2010 to consider the approval of the Fund’s investment advisory agreement (the “Advisory Agreement”) with John Hancock Investment Management Services, LLC (the “Adviser”), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the “Subadvisory Agreement”) between the Adviser and MFC Global Investment Management (U.S.), LLC (the “Subadviser”) on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the “Agreements.”

Activities and Composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. “Independent Trustees” are generally those individuals who are unaffiliated with the Fund, the Adviser and the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform the various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the “1940 Act”). The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committees A and B are standing committees of the Board that are each composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated a Vice Chairperson to serve in the absence of the Chairperson, who also serves as Chairman of the Board’s Nominating, Governance and Administration Committee. The Board also designates working groups or ad hoc committees as it deems appropriate.

The Approval Process

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 2-4, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by the Adviser on Fund fees and expenses as compared with a category of relevant funds selected by the Adviser (the “Category”).

At an in-person meeting held on May 2-4, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May 2-4, 2010 meeting, the Board presented the Adviser and Subadviser with questions and requests for additional information and the Adviser and Subadviser responded to these requests with additional written information in advance of the June 6-8, 2010 Board meeting. The Board also reviewed these additional materials relating to its consideration of the Agreements.

At an in-person meeting held on June 6-8, 2010, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement between the Adviser and the Subadviser with respect to the Fund, each for an

23

additional one-year term. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser and the Subadviser; (b) the investment performance of the Fund and portfolio management of the Subadviser; (c) the advisory fees and the cost of the services and profits to be realized by the Adviser and certain affiliates from their relationship with the Fund; (d) economies of scale; and (e) other factors.

The Board also considered other matters important to the approval process, such as payments made to the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser, and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. Each Trustee may have attributed different weights to the various items considered.

The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund. The Board reviewed the Adviser’s and Subadviser’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and considered the Adviser’s policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to such other clients under similar investment mandates, the services provided to such other clients as compared to the services provided to the Fund, the performance of such other clients, and other factors relating to such other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and those services they provide to other clients which, to the extent the other client is not a

24

mutual fund, may generally be attributable to the greater frequency of shareholder redemptions in a mutual fund, the higher turnover of mutual fund assets, the more burdensome regulatory and legal obligations of mutual funds, and the higher marketing costs for mutual funds.

Fund performance

The Board, including the Independent Trustees, had previously received and considered information about the Adviser’s investment performance for other funds. The Board noted that the Fund had limited operational history, and considered the performance results for the Fund presented by the Adviser as of December 31, 2009. The Board noted that the Fund’s performance was higher than the performance of the benchmark index and the Category for the 1 month, 3 month, and since inception periods.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Category. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other types of clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement rate into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Category median. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund. The Board considered expenses and fee rates to be higher or lower if they were over or under 10 basis points, respectively; slightly higher or slightly lower if they were above or below 6-10 basis points, respectively; and inline if they were above or below by 5 basis points.

The Board noted that the investment advisory rate was inline with the Category median. The Board reviewed the Fund’s Gross Expense Ratio of 14.28% and Net Expense Ratio of 1.35% for the Fund’s Class A shares. The Board noted that the Fund’s Gross Expense Ratio was higher than the Category median. The Board also noted that the Fund’s Net Expense Ratio was higher than the Category median. The Board favorably considered the impact of fee waivers towards ultimately lowering the Fund’s Gross Expense Ratio.

As the Fund is owned only by the Adviser or its affiliates and has no other shareholders, the Fund is considered “developing” and so the Adviser was not able to provide the Board with specific information concerning the expected profits to be realized by the Adviser and its affiliates from their relationships with the Fund.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Fund. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are

25

reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Agreement fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser, or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community, and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term and the Subadvisory Agreement between the Adviser and Subadviser with respect to the Fund for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board, including a majority of the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor listed above, or any group of factors listed above, as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The Board noted that contractual fee arrangements for the Fund reflect the results of several years of review by the Board and certain predecessor Trustees, and discussions between such Trustees (and predecessor Trustees) and the Adviser. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

26

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management Services, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	MFC Global Investment Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Hugh McHaffie†**	John Hancock Funds, LLC
Dr. John A. Moore
Steven R. Pruchansky*	Custodian
Gregory A. Russo	State Street Bank and Trust Company
John G. Vrysen†
Transfer agent
John Hancock Signature Services, Inc.
Officers
Keith F. Hartstein	Legal counsel
President and Chief Executive Officer	K&L Gates LLP
Andrew G. Arnott
Senior Vice President** and Chief Operating Officer
Thomas M. Kinzler
Secretary and Chief Legal Officer
Francis V. Knox, Jr.	The report is certified under the Sarbanes-Oxley Act, which
Chief Compliance Officer	requires mutual funds and other public companies to affirm
Charles A. Rizzo	that, to the best of their knowledge, the information in
Chief Financial Officer	their financial reports is fairly and accurately stated in all
Salvatore Schiavone**	material respects.
Treasurer

*Member of the Audit Committee
**Effective 8-31-10
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record, if any, for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
www. jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

27

John Hancock
Small Cap Opportunities Fund

Semiannual Report
9.30.10

1

John Hancock Small Cap Opportunities Fund

Your expenses	Page 3
Portfolio summary	Page 4
Portfolio of investments	Page 5
Financial statements	Page 9
Financial highlights	Page 12
Notes to financial statements	Page 16
More information	Page 27

2

Small Cap Opportunities Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding your fund expenses

As a shareholder of the Fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2010 with the same investment held until September 30, 2010.

	Account value	Ending value	Expenses paid during
	on 4-1-10	on 9-30-10	period ended 9-30-10[1]

Class A	$1,000.00	$1,004.80	$7.64

Class B	1,000.00	1,001.40	11.14

Class C	1,000.00	1,001.40	11.14

Class I	1,000.00	1,006.90	5.69

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2010, with the same investment held until September 30, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 4-1-10	on 9-30-10	period ended 9-30-10[1]

Class A	$1,000.00	$1,017.40	$7.69

Class B	1,000.00	1,013.90	11.21

Class C	1,000.00	1,013.90	11.21

Class I	1,000.00	1,019.40	5.72

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.52%, 2.22%, 2.22% and 1.13% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

3

Small Cap Opportunities Fund
Portfolio Summary

Value as a
percentage of
Top 10 Holdings[1]	Fund's net assets
East West Bancorp, Inc.	2.4%
Bally Technologies, Inc.	2.4%
Atmel Corp.	2.2%
MEDNAX, Inc.	2.2%
Lazard, Ltd., Class A	2.1%
VistaPrint NV	2.0%
Schweitzer-Mauduit International, Inc.	2.0%
Brigham Exploration Company	1.9%
Rex Energy Corp.	1.9%
Evercore Partners, Inc., Class A	1.9%

Value as a
percentage of
Country Concentration[2]	Fund's net assets
United States	79%
Canada	8%
Netherlands	3%
Panama	2%
Spain	1%
China	1%
Virgin Islands	1%
Short-Term Investments and Other	5%

Value as a
percentage of
Sector Composition[2]	Fund’s net assets
Information Technology	20%
Health Care	19%
Consumer Discretionary	16%
Materials	13%
Industrials	12%
Financials	8%
Energy	7%
Short-Term Investments and Other	5%

1 Excludes cash and cash equivalents.
2 International investing involves special risk such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

4

Small Cap Opportunities Fund
As of 9-30-10 (Unaudited)

	Shares	Value

Common Stocks 94.90%		$2,980,139

(Cost $2,383,810)

Consumer Discretionary 16.39%		514,688

Diversified Consumer Services 0.57%

American Public Education, Inc. (I)	545	17,909

Hotels, Restaurants & Leisure 3.94%

Bally Technologies, Inc. (I)	2,118	74,024
WMS Industries, Inc. (I)	1,304	49,643

Household Durables 4.79%

iRobot Corp. (I)(L)	1,963	36,453
Lennar Corp., Class A	2,126	32,698
Tempur-Pedic International, Inc. (I)	1,562	48,422
Tupperware Brands Corp.	720	32,947

Media 1.54%

Imax Corp. (I)	2,877	48,506

Specialty Retail 3.05%

A.C. Moore Arts & Crafts, Inc. (I)	8,676	19,608
CarMax, Inc. (I)(L)	1,287	35,856
DSW, Inc., Class A (I)(L)	1,401	40,209

Textiles, Apparel & Luxury Goods 2.50%

G-III Apparel Group, Ltd. (I)	1,876	58,869
Skechers U.S.A., Inc., Class A (I)	832	19,544

Energy 6.69%		210,055

Oil, Gas & Consumable Fuels 6.69%

Brigham Exploration Company (I)	3,258	61,088
Kodiak Oil & Gas Corp. (I)(L)	13,812	46,823
Plains Exploration & Production Company (I)	1,390	37,071
Rex Energy Corp. (I)	4,725	60,480
Warren Resources, Inc. (I)	1,157	4,593

Financials 8.06%		253,277

Capital Markets 4.32%

Evercore Partners, Inc., Class A	2,090	59,795
Harris & Harris Group, Inc. (I)	2,286	9,761
Lazard, Ltd., Class A	1,885	66,126

Commercial Banks 2.38%

East West Bancorp, Inc.	4,596	74,823

Consumer Finance 1.36%

Cardtronics, Inc. (I)	2,772	42,772

Health Care 18.51%		581,154

Biotechnology 2.84%

BioMarin Pharmaceutical, Inc. (I)	1,068	23,870
Human Genome Sciences, Inc. (I)	833	24,815
Isis Pharmaceuticals, Inc. (I)	1,785	14,994
United Therapeutics Corp. (I)	453	25,373

See notes to financial statements

5

Small Cap Opportunities Fund
As of 9-30-10 (Unaudited)

	Shares	Value
Health Care (continued)

Health Care Equipment & Supplies 7.30%

Align Technology, Inc. (I)	2,858	$55,960
ArthroCare Corp. (I)	870	23,647
Conceptus, Inc. (I)(L)	2,152	29,590
NuVasive, Inc. (I)(L)	889	31,239
RTI Biologics, Inc. (I)	11,139	29,296
SonoSite, Inc. (I)	942	31,566
Thoratec Corp. (I)	755	27,920

Health Care Providers & Services 3.90%

MEDNAX, Inc. (I)	1,284	68,437
Sharps Compliance Corp. (I)	1,750	8,838
Sun Healthcare Group, Inc. (I)	5,352	45,331

Pharmaceuticals 4.47%

Eurand NV (I)	3,123	30,730
Impax Laboratories, Inc. (I)	1,583	31,343
Inspire Pharmaceuticals, Inc. (I)	5,772	34,343
Par Pharmaceutical Companies, Inc. (I)	1,250	36,350
Somaxon Pharmaceuticals, Inc. (I)(L)	1,931	7,512

Industrials 11.97%		375,974

Aerospace & Defense 0.47%

Hexcel Corp. (I)	832	14,801

Air Freight & Logistics 1.73%

Atlas Air Worldwide Holdings, Inc. (I)	584	29,375
UTi Worldwide, Inc.	1,562	25,117

Airlines 2.31%

Copa Holdings SA, Class A	1,064	57,360
United Continental Holdings, Inc.	647	15,289

Building Products 1.48%

Quanex Building Products Corp.	1,597	27,580
Trex Company, Inc. (I)(L)	989	18,860

Commercial Services & Supplies 2.07%

EnerNOC, Inc. (I)(L)	986	30,970
Steelcase, Inc., Class A	4,075	33,945

Electrical Equipment 0.79%

Fushi Copperweld, Inc. (I)	2,854	24,801

Machinery 1.94%

Flow International Corp. (I)	12,057	31,710
Graham Corp.	1,885	29,256

Professional Services 1.18%

FTI Consulting, Inc. (I)(L)	1,064	36,910

Information Technology 20.13%		632,063

Internet Software & Services 6.33%

Ancestry.com, Inc. (I)	1,468	33,412
Dice Holdings, Inc. (I)	2,625	22,260
TechTarget, Inc. (I)	5,795	30,425

See notes to financial statements

6

Small Cap Opportunities Fund
As of 9-30-10 (Unaudited)

		Shares	Value
Information Technology (continued)

The Knot, Inc. (I)		5,365	$48,982
VistaPrint NV (I)(L)		1,652	63,850

IT Services 1.01%

Telvent GIT SA (I)		1,399	31,645

Semiconductors & Semiconductor Equipment 5.62%

Atmel Corp. (I)		8,841	70,374
Cypress Semiconductor Corp. (I)		4,531	57,000
Netlogic Microsystems, Inc. (I)		1,777	49,010

Software 7.17%

Chinacache International Holdings, Ltd., ADR		153	2,127
Concur Technologies, Inc. (I)(L)		1,104	54,582
Monotype Imaging Holdings, Inc. (I)		4,735	43,325
NetSuite, Inc. (I)		1,322	31,160
Rosetta Stone, Inc. (I)(L)		2,635	55,967
Ultimate Software Group, Inc. (I)		982	37,944

Materials 12.69%			398,408

Chemicals 3.07%

LSB Industries, Inc. (I)		2,399	44,549
Neo Material Technologies, Inc. (I)		10,827	51,773

Metals & Mining 5.03%

Avalon Rare Metals, Inc. (I)		23,289	79,674
Franco-Nevada Corp.		1,347	42,378
IAMGOLD Corp.		2,019	35,756

Paper & Forest Products 4.59%

Buckeye Technologies, Inc.		2,648	38,952
KapStone Paper and Packaging Corp. (I)		3,551	43,109
Schweitzer-Mauduit International, Inc.		1,067	62,217

Utilities 0.46%			14,520

Water Utilities 0.46%

American Water Works Company, Inc.		624	14,520

Short-Term Investments 17.28%			$542,567

(Cost $542,531)

		Par value	Value

Repurchase Agreement 4.87%			$153,000

Repurchase Agreement with State Street Corp. dated 9-30-10 at 0.010%
to be repurchased at $153,000 on 10-1-10, collateralized by $160,000
Federal National Mortgage Association, 2.000% due 9-21-15 (valued at
$160,200, including interest)		$153,000	153,000

		Shares	Value

Securities Lending Collateral 12.41%			$389,567

John Hancock Collateral Investment Trust (W)	0.2942%(Y)	38,922	389,567

See notes to financial statements

7

Small Cap Opportunities Fund
As of 9-30-10 (Unaudited)

Total investments (Cost $2,926,341)† 112.18%	$3,522,706

Other assets and liabilities, net (12.18%)	($382,501)

Total net assets 100.00%	$3,140,205

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 9-30-10.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 9-30-10.

† At 9-30-10, the aggregate cost of investment securities for federal income tax purposes was $2,943,992. Net unrealized appreciation aggregated $578,714, of which $683,442 related to appreciated investment securities and $104,728 related to depreciated investment securities.

The Fund had the following country composition as a percentage of total net assets on 9-30-10:

United States	79%
Canada	8%
Netherlands	3%
Panama	2%
Spain	1%
China	1%
Virgin Islands	1%
Short-Term Investments and Other	5%

See notes to financial statements

8

Small Cap Opportunities Fund
Statement of Assets and Liabilities — September 30, 2010 (Unaudited)

Assets

Investments in unaffiliated issuers, at value
(Cost $2,536,810) including $380,227 of securities
loaned (Note 2)	$3,133,139
Investments in affiliated issuers, at value
(Cost $389,531) (Note 2)	389,567

Total investments, at value (Cost $2,926,341)	3,522,706

Cash	810
Receivable for investments sold	53,869
Dividends and interest receivable	218
Receivable for securities lending income	146
Receivable due from adviser	139
Other receivables and prepaid assets	188

Total assets	3,578,076

Liabilities

Payable for investments purchased	23,804
Payable upon return of securities loaned (Note 2)	389,599
Payable to affiliates
Accounting and legal services fees	34
Transfer agent fees	415
Trustees’ fees	33
Other liabilities and accrued expenses	23,986

Total liabilities	437,871

Net assets

Capital paid-in	$2,214,426
Accumulated net investment loss	(37,143)
Accumulated net realized gain (loss) on
investments and foreign currency transactions	366,553
Net unrealized appreciation (depreciation) on
investments and translation of assets and
liabilities in foreign currencies	596,369

Net assets	$3,140,205

Net asset value per share

Based on net asset values and shares
outstanding-the Fund has an unlimited number of
shares authorized with no par value
Class A ($788,576 ÷ 54,157 shares)	$14.56
Class B ($779,022 ÷ 54,186 shares)[1]	$14.38
Class C ($779,018 ÷ 54,186 shares)[1]	$14.38
Class I ($793,589 ÷ 54,139 shares)	$14.66

Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$15.33

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

9

Small Cap Opportunities Fund
Statement of Operations — September 30, 2010 (Unaudited)

Investment income

Dividends	$3,604
Securities lending	719
Interest	7
Less foreign taxes withheld	(12)

Total investment income	4,318

Expenses

Investment management fees (Note 4)	13,494
Distribution and service fees (Note 4)	8,577
Accounting and legal services fees (Note 4)	186
Transfer agent fees (Note 4)	1,464
Trustees' fees (Note 4)	242
State registration fees (Note 4)	117
Professional fees	21,121
Custodian fees	8,260
Registration and filing fees	9,845
Other	3,475

Total expenses	66,781

Less expense reductions (Note 4)	(40,279)

Net expenses	26,502

Net investment loss	(22,184)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	214,143
Investments in affiliated issuers	(37)
Foreign currency transactions	455
214,561

Change in net unrealized appreciation
(depreciation) of
Investments in unaffiliated issuers	(181,978)
Investments in affiliated issuers	47
Translation of assets and liabilities in foreign
currencies	(140)
(182,071)

Net realized and unrealized gain	32,490

Increase in net assets from operations	$10,306

See notes to financial statements

10

Small Cap Opportunities Fund
Statements of Changes in Net Assets

	Six-months
	ended	Year ended
	9/30/10	3/31/10
	(Unaudited)
Increase (decrease) in net assets

From operations
Net investment loss	($22,184)	($35,438)
Net realized gain	214,561	434,245
Change in net unrealized appreciation
(depreciation)	(182,071)	853,399
Increase in net assets resulting from
operations	10,306	1,252,206

Distributions to shareholders
From net realized gain
Class A	—	(55,334)
Class B	—	(55,334)
Class C	—	(55,335)
Class I	—	(55,335)
Total distributions	—	(221,338)
From Fund share transactions (Note 5)	—	221,338

Total increase	10,306	1,252,206

Net assets

Beginning of period	3,129,899	1,877,693

End of period	$3,140,205	$3,129,899

Accumulated net investment loss	($37,143)	($14,959)

See notes to financial statements

11

Small Cap Opportunities Fund
Financial Highlights (For a share outstanding throughout the period)

Class A Shares

Period ended	09/30/2010[1]	03/31/2010	03/31/2009[2]

Per share operating performance

Net asset value, beginning of period	$14.49	$9.39	$10.00

Net investment loss[3]	(0.09)	(0.14)	(0.03)
Net realized and unrealized gain (loss) on
investments	0.16	6.35	(0.58)
Total from investment operations	0.07	6.21	(0.61)

Less distributions
From net realized gain	—	(1.11)	—

Net asset value, end of period	$14.56	$14.49	$9.39

Total return (%)[4,5]	0.48[6]	67.14	(6.10)[6]

Ratios and supplemental data

Net assets, end of period (in thousands)	$789	$785	$470
Ratios (as a percentage of average net assets):
Expenses before reductions	4.20[7]	4.03	12.34[7]
Expenses net of fee waivers and credits	1.52[7]	1.36	1.65[7]
Net investment loss	(1.23)[7]	(1.07)	(1.42)[7]
Portfolio turnover (%)	44	101	27

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.
2 Period from 1-2-09 (inception date) to 3-31-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Annualized.

See notes to financial statements

12

Small Cap Opportunities Fund
Financial Highlights (For a share outstanding throughout the period)

Class B Shares

Period ended	09/30/2010[1]	03/31/2010	03/31/2009[2]

Per share operating performance

Net asset value, beginning of period	$14.36	$9.38	$10.00

Net investment loss[3]	(0.13)	(0.23)	(0.05)
Net realized and unrealized gain (loss) on
investments	0.15	6.32	(0.57)

Total from investment operations	0.02	6.09	(0.62)

Less distributions
From net realized gain	—	(1.11)	—

Net asset value, end of period	$14.38	$14.36	$9.38

Total return (%)[4,5]	0.14[6]	65.91	(6.20)[6]

Ratios and supplemental data

Net assets, end of period (in thousands)	$779	$778	$469
Ratios (as a percentage of average net assets):
Expenses before reductions	4.90[7]	4.73	13.04[7]
Expenses net of fee waivers and credits	2.22[7]	2.06	2.35[7]
Net investment loss	(1.93)[7]	(1.77)	(2.12)[7]
Portfolio turnover (%)	44	101	27

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.
2 Period from 1-2-09 (inception date) to 3-31-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Annualized.

See notes to financial statements

13

Small Cap Opportunities Fund
Financial Highlights (For a share outstanding throughout the period)

Class C Shares

Period ended	09/30/2010[1]	03/31/2010	03/31/2009[2]

Per share operating performance

Net asset value, beginning of period	$14.36	$9.38	$10.00

Net investment loss[3]	(0.13)	(0.23)	(0.05)
Net realized and unrealized gain (loss) on
investments	0.15	6.32	(0.57)

Total from investment operations	0.02	6.09	(0.62)

Less distributions
From net realized gain	—	(1.11)	—

Net asset value, end of period	$14.38	$14.36	$9.38

Total return (%)[4,5]	0.14[6]	65.91	(6.20)[6]

Ratios and supplemental data

Net assets, end of period (in thousands)	$779	$778	$469
Ratios (as a percentage of average net assets):
Expenses before reductions	4.90[7]	4.73	13.04[7]
Expenses net of fee waivers and credits	2.22[7]	2.06	2.35[7]
Net investment loss	(1.93)[7]	(1.77)	(2.12)[7]
Portfolio turnover (%)	44	101	27

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.
2 Period from 1-2-09 (inception date) to 3-31-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Annualized.

See notes to financial statements

14

Small Cap Opportunities Fund
Financial Highlights (For a share outstanding throughout the period)

Class I Shares

Period ended	09/30/2010[1]	03/31/2010	03/31/2009[2]

Per share operating performance

Net asset value, beginning of period	$14.56	$9.41	$10.00

Net investment loss[3]	(0.06)	(0.10)	(0.02)
Net realized and unrealized gain (loss) on
investments	0.16	6.36	(0.57)

Total from investment operations	0.10	6.26	(0.59)

Less distributions
From net realized gain	—	(1.11)	—

Net asset value, end of period	$14.66	$14.56	$9.41

Total return (%)[4]	0.69[5]	67.54	(5.90)[5]

Ratios and supplemental data

Net assets, end of period (in thousands)	$794	$788	$470
Ratios (as a percentage of average net assets):
Expenses before reductions	3.82[6]	3.72	12.04[6]
Expenses net of fee waivers and credits	1.13[6]	1.06	1.10[6]
Net investment loss	(0.84)[6]	(0.77)	(0.87)[6]
Portfolio turnover (%)	44	101	27

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.
2 Period from 1-2-09 (inception date) to 3-31-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.

See notes to financial statements

15

Small Cap Opportunities Fund
Notes to financial statements (unaudited)

Note 1 - Organization

John Hancock Small Cap Opportunities Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Affiliates of the Fund owned 100% of the shares of beneficial interest of Class A, Class B, Class C and Class I, respectively, on September 30, 2010.

Note 2 - Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of September 30, 2010, by major security category or type:

			Level 2	Level 3
			Significant	Significant
	Total Market	Level 1	Observable	Unobservable
	Value at 9-30-10	Quoted Price	Inputs	Inputs

Common Stocks
Consumer Discretionary	$514,688	$514,688	-	-
Energy	210,055	210,055	-	-
Financials	253,277	253,277	-	-
Health Care	581,154	581,154	-	-
Industrials	375,974	375,974	-	-
Information Technology	632,063	632,063	-	-
Materials	398,408	398,408	-	-

16

			Level 2	Level 3
			Significant	Significant
	Total Market	Level 1	Observable	Unobservable
(continued)	Value at 9-30-10	Quoted Price	Inputs	Inputs

Common Stocks
Utilities	$14,520	$14,520	-	-
Short-Term Investments	542,567	389,567	$153,000	-

Total investments in Securities	$3,522,706	$3,369,706	$153,000	-

During the six month period ended September 30, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

17

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with State Street Bank and Trust Company which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the six months ended September 30, 2010, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of March 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

18

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to investments in passive foreign investment companies and net operating losses.

Note 3 – Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 – Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $1,000,000,000 of the Fund’s average daily net assets; and (b) 0.85% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six month period ended September 30, 2010 were equivalent to an annual effective rate of 0.90% of the Fund’s average daily net assets.

Effective April 1, 2010, the Adviser voluntarily agreed to waive fees and/or reimburse certain fund level expenses to 0.19% of the Fund’s average net assets which are allocated pro rata to all share classes of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest, advisory fees, distribution and service fees, transfer agent fees, state registration fees, printing and postage fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

19

Effective July 1, 2010, the Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.65% for Class A, 2.35% for Class B, 2.35% for Class C and 1.19% for Class I shares. The fee waivers and/or reimbursements will continue in effect until July 31, 2011.

Prior to July 1, 2010, the Adviser had contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excluded taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements were such that these expenses would not exceed 1.65% for Class A shares, 2.35% for Class B, 2.35% for Class C and 1.10% for Class I shares.

Accordingly, the expense reductions or reimbursements related to these agreements were $10,111, $10,000, $10,000 and $10,168 for Class A, Class B, Class C and Class I shares, respectively, for the six month period ended September 30, 2010.

Accounting and legal services. Pursuant to the service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six month period ended September 30, 2010 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The following table shows the contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fees

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges. For the six month period ended September 30, 2010, there were no up-front sales charges received by the Distributor with regard to sales of Class A shares.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six month period ended September 30, 2010, there were no CDSCs received by the Distributor for Class B or Class C shares.

20

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.05% for Class A, B and C shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $16.50 per shareholder account for all share classes.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Class level expenses. Class level expenses for the six months ended September 30, 2010 were:

	Distribution and	Transfer agent	State registration
Class	service fees	fees	fees

Class A	$1,129	$446	$29
Class B	3,724	443	29
Class C	3,724	443	33
Class I	-	132	26
Total	$8,577	$1,464	$117

For the six months ended September 30, 2010, the Fund had no printing and postage fees.

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within other receivables and prepaid assets and Payable to affiliates - Trustees' fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 5 - Fund share transactions

Transactions in Fund shares for the six months ended September 30, 2010 and year ended March 31, 2010 were as follows:

21

	Six months ended			Year ended
		9/30/10		3/31/10

	Shares	Amount	Shares	Amount
Class A shares
Distributions reinvested	—	—	4,157	$55,334

Net increase	—	—	4,157	$55,334

Class B shares
Distributions reinvested	—	—	4,186	$55,334

Net increase	—	—	4,186	$55,334

Class C shares
Distributions reinvested	—	—	4,186	$55,335

Net increase	—	—	4,186	$55,335

Class I shares
Distributions reinvested	—	—	4,139	$55,335

Net increase	—	—	4,139	$55,335

Net increase	—	—	16,668	$221,338

Note 6 - Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $1,289,958 and $1,509,821, respectively, for the six months ended September 30, 2010.

22

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement: John Hancock Small Cap Opportunities Fund

The Board of Trustees (the “Board”, the members of which are referred to as “Trustees”) of John Hancock Small Cap Opportunities Fund (the “Fund”), a series of John Hancock Funds III, met in-person on May 2-4 and June 6-8, 2010 to consider the approval of the Fund’s investment advisory agreement (the “Advisory Agreement”) with John Hancock Investment Management Services, LLC (the “Adviser”), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the “Subadvisory Agreement”) between the Adviser and MFC Global Investment Management (U.S.), LLC (the “Subadviser”) on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the “Agreements.”

Activities and Composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. “Independent Trustees” are generally those individuals who are unaffiliated with the Fund, the Adviser and the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform the various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the “1940 Act”). The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committees A and B are standing committees of the Board that are each composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated a Vice Chairperson to serve in the absence of the Chairperson, who also serves as Chairman of the Board’s Nominating, Governance and Administration Committee. The Board also designates working groups or ad hoc committees as it deems appropriate.

The Approval Process

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under the Agreements. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 2-4, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by the Adviser on Fund fees and expenses as compared with a category of relevant funds selected by the Adviser (the “Category”).

At an in-person meeting held on May 2-4, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May 2-4, 2010 meeting, the Board presented the Adviser and Subadviser with questions and requests for additional information and the Adviser and Subadviser responded to these requests with additional written information in advance of the June 6-8, 2010 Board meeting. The Board also reviewed these additional materials relating to its consideration of the Agreements.

At an in-person meeting held on June 6-8, 2010, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement between the Adviser and the Subadviser with respect to the Fund, each for an

23

additional one-year term. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser and the Subadviser; (b) the investment performance of the Fund and portfolio management of the Subadviser; (c) the advisory fees and the cost of the services and profits to be realized by the Adviser and certain affiliates from their relationship with the Fund; (d) economies of scale; and (e) other factors.

The Board also considered other matters important to the approval process, such as payments made to the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser, and their affiliates from their relationship with the Fund, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. Each Trustee may have attributed different weights to the various items considered.

The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund. The Board reviewed the Adviser’s and Subadviser’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and considered the Adviser’s policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to such other clients under similar investment mandates, the services provided to such other clients as compared to the services provided to the Fund, the performance of such other clients, and other factors relating to such other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and those services they provide to other clients which, to the extent the other client is not a

24

mutual fund, may generally be attributable to the greater frequency of shareholder redemptions in a mutual fund, the higher turnover of mutual fund assets, the more burdensome regulatory and legal obligations of mutual funds, and the higher marketing costs for mutual funds.

Fund performance

The Board, including the Independent Trustees, had previously received and considered information about the Adviser’s investment performance for other funds. The Board noted that the Fund had limited operational history, and considered the performance results for the Fund presented by the Adviser as of December 31, 2009. The Board noted that the Fund’s performance was higher than the performance of the benchmark index and the Category for the 1 month, 3 month and since inception periods.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Category. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other types of clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement rate into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Category median. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund. The Board considered expenses and fee rates to be higher or lower if they were over or under 10 basis points, respectively; slightly higher or slightly lower if they were above or below 6-10 basis points, respectively; and inline if they were above or below by 5 basis points.

The Board noted that the investment advisory rate was inline with the Category median. The Board reviewed the Fund’s Gross Expense Ratio of 4.63% and Net Expense Ratio of 1.45% for the Fund’s Class A shares. The Board noted that the Fund’s Gross Expense Ratio was higher than the Category median. The Board also noted that the Fund’s Net Expense Ratio was inline with the Category median. The Board favorably considered the impact of fee waivers towards ultimately lowering the Fund’s Gross Expense Ratio.

As the Fund is owned only by the Adviser or its affiliates and has no other shareholders, the Fund is considered “developing” and so the Adviser was not able to provide the Board with specific information concerning the expected profits to be realized by the Adviser and its affiliates from their relationships with the Fund.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Fund. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are

25

reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Agreement fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser, or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community, and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term and the Subadvisory Agreement between the Adviser and Subadviser with respect to the Fund for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board, including a majority of the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor listed above, or any group of factors listed above, as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The Board noted that contractual fee arrangements for the Fund reflect the results of several years of review by the Board and certain predecessor Trustees, and discussions between such Trustees (and predecessor Trustees) and the Adviser. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

26

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management Services, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	MFC Global Investment Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Hugh McHaffie†**	John Hancock Funds, LLC
Dr. John A. Moore
Steven R. Pruchansky*	Custodian
Gregory A. Russo	State Street Bank and Trust Company
John G. Vrysen†
Transfer agent
John Hancock Signature Services, Inc.
Officers
Keith F. Hartstein	Legal counsel
President and Chief Executive Officer	K&L Gates LLP
Andrew G. Arnott
Senior Vice President** and Chief Operating Officer
Thomas M. Kinzler
Secretary and Chief Legal Officer
Francis V. Knox, Jr.	The report is certified under the Sarbanes-Oxley Act, which
Chief Compliance Officer	requires mutual funds and other public companies to affirm
Charles A. Rizzo	that, to the best of their knowledge, the information in
Chief Financial Officer	their financial reports is fairly and accurately stated in all
Salvatore Schiavone**	material respects.
Treasurer

*Member of the Audit Committee
**Effective 8-31-10
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record, if any, for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
www. jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

27

John Hancock
MUTUAL FUNDS

John Hancock
Disciplined Value Fund

Semiannual Report
9.30.10

A look at performance

For the period ended September 30, 2010

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since					Since
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception

Class A1	1.12	0.55	3.51	—	–8.55	1.12	2.80	41.14	—

Class B1	0.55	0.28	2.98	—	–8.91	0.55	1.43	34.16	—

Class C1	4.55	0.58	2.98	—	–5.07	4.55	2.94	34.16	—

Class I1,2	6.83	1.95	4.42	—	–3.57	6.83	10.11	54.18	—

Class I2[1,2]	6.92	1.78	4.19	—	–3.57	6.92	9.22	50.81	—

Class R1[1,2]	6.04	1.23	3.67	—	–3.90	6.04	6.31	43.33	—

Class R3[1,2]	6.24	1.34	3.77	—	–3.82	6.24	6.87	44.81	—

Class R4[1,2]	6.60	1.65	4.09	—	–3.65	6.60	8.51	49.24	—

Class R5[1,2]	6.87	1.94	4.39	—	–3.57	6.87	10.08	53.68	—

Class ADV[1,2]	6.70	1.44	3.81	—	–3.66	6.70	7.39	45.30	—

Class NAV[2]	6.91	—	—	19.69[3]	–3.49	6.91	—	—	27.29[3]

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, I2, R1, R3, R4, R5, ADV and NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations for Classes A, B, C, I2 and ADV are contractual at least until 6-30-11. The waivers and expense limitations for Classes R1, R3, R4 and R5 are contractual at least until 7-31-11. The net expenses are as follows: Class A — 1.30%, Class B — 2.05%, Class C — 2.05%, Class I2 — 0.85%, Class R1 — 1.64%, Class R3 — 1.54%, Class R4 — 1.24%,Class R5 — 0.94% and Class ADV — 1.00%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.33%, Class B —2.41%, Class C — 2.17%, Class I2 — 1.14%, Class R1 – 2.61%, Class R3 – 8.21%, Class R4 – 2.55%, Class R5 —7.75% and Class ADV – 31.96%. For all other classes, the net expenses equal the gross expenses and are as follows: Class I — 0.88% and Class NAV — 0.83%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.
1 On 12-19-08, through a reorganization, the Fund acquired all of the assets of the Robeco Boston Partners Large Cap Value Fund (the predecessor fund). The predecessor fund offered its Investor share class, in exchange for Class A shares, inception date 12-22-08. The predecessor fund’s Investor share class returns have been recalculated to reflect the gross fees and expenses of Class A shares. The inception date for Class B, C and ADV shares is 12-22-08, the inception date for Class R3, R4 and R5 shares is 5-22-09 and the inception date for Class R1 shares is 7-13-09. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class B, C, ADV, R1, R3, R4 and R5 shares, respectively. The predecessor fund offered its Institutional share class, in exchange for Class I shares, inception date 12-22-08. The predecessor fund’s Institutional share class returns have been recalculated to reflect the gross fees and expenses of Class I shares. The inception date for Class I2 shares is 12-22-08. The returns prior to this date are those of Class I shares that have been recalculated to apply the gross fees and expenses of Class I2.

2 For certain types of investors, as described in the Fund’s Class I, I2, R1, R3, R4, R5, ADV and NAV shares prospectuses.

3 From 5-29-09.

6	Disciplined Value Fund | Semiannual report

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index 1	Index 2

Class B1,3	9-30-00	$13,416	$13,416	$12,914	$9,577

Class C1,3	9-30-00	13,416	13,416	12,914	9,577

Class I1,4	9-30-00	15,418	15,418	12,914	9,577

Class I2[1,4]	9-30-00	15,081	15,081	12,914	9,577

Class R1[1,4]	9-30-00	14,333	14,333	12,914	9,577

Class R3[1,4]	9-30-00	14,481	14,481	12,914	9,577

Class R4[1,4]	9-30-00	14,924	14,924	12,914	9,577

Class R5[1,4]	9-30-00	15,368	15,368	12,914	9,577

Class ADV[1,4]	9-30-00	14,530	14,530	12,914	9,577

Class NAV[4]	5-29-09	12,729	12,729	12,944	12,934

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, C, I, I2, R1, R3, R4, R5, ADV and NAV shares, respectively, as of 9-30-10. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Value Index — Index 1 — is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

S&P 500 Index — Index 2 — is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 On 12-19-08, through a reorganization, the Fund acquired all of the assets of the Robeco Boston Partners Large Cap Value Fund (the predecessor fund). The predecessor fund offered its Investor share class, in exchange for Class A shares, inception date 12-22-08. The predecessor fund’s Investor share class returns have been recalculated to reflect the gross fees and expenses of Class A shares. The inception date for Class B, C and ADV shares is 12-22-08, the inception date for Class R3, R4 and R5 shares is 5-22-09 and the inception date for Class R1 shares is 7-13-09. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class B, C, ADV, R1, R3, R4 and R5 shares, respectively. The predecessor fund offered its Institutional share class, in exchange for Class I shares, inception date 12-22-08. The predecessor fund’s Institutional share class returns have been recalculated to reflect the gross fees and expenses of Class I shares. The inception date for Class I2 shares is 12-22-08. The returns prior to this date are those of Class I shares that have been recalculated to apply the gross fees and expenses of Class I2.

2 NAV represents net asset value and POP represents public offering price.

3 The contingent deferred sales charge, if any, is not applicable.

4 For certain types of investors, as described in the Fund’s Class I, I2, R1, R3, R4, R5, ADV and NAV shares prospectuses.

Semiannual report | Disciplined Value Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2010 with the same investment held until September 30, 2010.

	Account value	Ending value	Expenses paid during
	on 4-1-10	on 9-30-10	period ended 9-30-10[1]

Class A	$1,000.00	$962.60	$6.20

Class B	1,000.00	958.90	10.07

Class C	1,000.00	958.90	10.07

Class I	1,000.00	964.30	4.23

Class I2	1,000.00	964.30	4.19

Class R1	1,000.00	961.00	7.67

Class R3	1,000.00	961.80	7.13

Class R4	1,000.00	963.50	5.66

Class R5	1,000.00	964.30	4.28

Class ADV	1,000.00	963.40	4.92

Class NAV	1,000.00	965.10	3.94

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Disciplined Value Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2010, with the same investment held until September 30, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 4-1-10	on 9-30-10	period ended 9-30-10[1]

Class A	$1,000.00	$1,018.80	$6.38

Class B	1,000.00	1,014.80	10.35

Class C	1,000.00	1,014.80	10.35

Class I	1,000.00	1,020.80	4.36

Class I2	1,000.00	1,020.80	4.31

Class R1	1,000.00	1,017.20	7.89

Class R3	1,000.00	1,017.80	7.33

Class R4	1,000.00	1,019.30	5.82

Class R5	1,000.00	1,020.70	4.41

Class ADV	1,000.00	1,020.10	5.06

Class NAV	1,000.00	1,021.10	4.05

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratios of 1.26%, 2.05%, 2.05%, 0.86%, 0.85%, 1.56%, 1.45%, 1.15%, 0.87%, 1.00% and 0.80% for Class A, Class B, Class C, Class I, Class I2, Class R1, Class R3, Class R4, Class R5, Class ADV and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Disciplined Value Fund	9

Portfolio summary

Top 10 Holdings[1]

JPMorgan Chase & Company	4.0%	Berkshire Hathaway, Inc., Class B	2.6%

Chevron Corp.	3.4%	Johnson & Johnson	2.5%

Pfizer, Inc.	3.2%	Occidental Petroleum Corp.	2.5%

Microsoft Corp.	2.9%	Bank of America Corp.	2.4%

Wells Fargo & Company	2.6%	Hewlett-Packard Company	2.2%

Sector Composition[2,3]

Financials	25%	Consumer Staples	7%

Information Technology	15%	Materials	3%

Health Care	14%	Utilities	2%

Consumer Discretionary	12%	Telecommunication Services	1%

Energy	11%	Short-Term Investments & Other	2%

Industrials	8%

1 As a percentage of net assets on 9-30-10. Cash and cash equivalents are not included in Top 10 Holdings.
2 As a percentage of net assets on 9-30-10.
3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Disciplined Value Fund | Semiannual report

Fund’s investments

As of 9-30-10 (unaudited)

	Shares	Value

Common Stocks 97.75%	$1,064,888,189

(Cost $1,003,570,764)

Consumer Discretionary 12.44%		135,511,202

Auto Components 1.55%

Autoliv, Inc. (L)	258,435	16,883,560

Household Durables 0.53%

Mohawk Industries, Inc. (I)	107,855	5,748,672

Media 7.10%

Comcast Corp., Class A (L)	575,775	10,410,012

DIRECTV, Class A (I)	307,579	12,804,514

Liberty Media Corp. — Starz, Series A (I)	139,257	9,034,994

Omnicom Group, Inc.	302,715	11,951,188

Time Warner, Inc.	353,890	10,846,729

Viacom, Inc., Class B	616,760	22,320,544

Multiline Retail 1.56%

Family Dollar Stores, Inc. (L)	120,130	5,304,941

Macy’s, Inc.	508,055	11,730,990

Specialty Retail 1.70%

Guess?, Inc. (L)	298,095	12,111,600

Williams-Sonoma, Inc. (L)	200,740	6,363,458

Consumer Staples 7.10%		77,314,302

Beverages 2.48%

Anheuser-Busch InBev NV, ADR (L)	146,385	8,600,119

Dr. Pepper Snapple Group, Inc.	517,335	18,375,739

Food & Staples Retailing 2.13%

Wal-Mart Stores, Inc.	320,545	17,155,568

Walgreen Company	181,120	6,067,520

Household Products 1.27%

Clorox Company	207,430	13,848,027

Tobacco 1.22%

Philip Morris International, Inc.	236,832	13,267,329

Energy 10.86%		118,306,434

Energy Equipment & Services 0.60%

McDermott International, Inc. (I)	206,815	3,056,726

Pride International, Inc. (L)	119,355	3,512,618

See notes to financial statements	Semiannual report | Disciplined Value Fund	11

	Shares	Value

Oil, Gas & Consumable Fuels 10.26%

Chevron Corp.	456,760	$37,020,398

EOG Resources, Inc. (L)	197,480	18,359,716

Exxon Mobil Corp.	222,594	13,754,083

Noble Energy, Inc. (L)	143,430	10,770,159

Occidental Petroleum Corp.	346,175	27,105,503

Petrobakken Energy, Ltd., Class A	210,660	4,727,231

Financials 25.39%		276,647,915

Capital Markets 2.72%

Morgan Stanley	396,095	9,775,625

Raymond James Financial, Inc. (L)	315,715	7,997,061

State Street Corp.	314,275	11,835,597

Commercial Banks 5.17%

Barclays PLC, SADR (L)	563,750	10,626,688

U.S. Bancorp	804,120	17,385,074

Wells Fargo & Company	1,129,605	28,386,974

Consumer Finance 4.15%

American Express Company	293,291	12,327,021

Discover Financial Services	852,875	14,225,955

SLM Corp. (I)(L)	1,615,515	18,659,198

Diversified Financial Services 6.45%

Bank of America Corp.	2,012,100	26,378,631

JPMorgan Chase & Company	1,151,990	43,856,259

Insurance 6.11%

ACE, Ltd. (L)	137,574	8,013,686

Berkshire Hathaway, Inc., Class B (I)	338,834	28,014,795

Loews Corp.	244,380	9,262,002

Reinsurance Group of America, Inc.	116,435	5,622,646

The Travelers Companies, Inc.	152,794	7,960,567

Validus Holdings, Ltd.	291,331	7,679,485

Real Estate Management & Development 0.79%

Brookfield Asset Management, Inc., Class A	304,570	8,640,651

Health Care 13.80%		150,283,930

Biotechnology 1.39%

Amgen, Inc. (I)	273,915	15,095,456

Health Care Equipment & Supplies 0.54%

Hologic, Inc. (I)(L)	369,405	5,914,174

Health Care Providers & Services 5.01%

DaVita, Inc. (I)	140,450	9,695,264

Humana, Inc. (I)	332,735	16,716,606

McKesson Corp.	304,600	18,818,188

Omnicare, Inc. (L)	389,525	9,301,857

Pharmaceuticals 6.86%

Abbott Laboratories	229,415	11,984,640

Johnson & Johnson	446,376	27,657,457

Pfizer, Inc.	2,044,280	35,100,288

12	Disciplined Value Fund | Semiannual report	See notes to financial statements

	Shares	Value

Industrials 7.67%		$83,590,574

Aerospace & Defense 3.11%

Honeywell International, Inc.	353,570	15,535,866

Northrop Grumman Corp.	153,625	9,314,284

United Technologies Corp.	127,485	9,080,757

Industrial Conglomerates 1.72%

Siemens AG, SADR (L)	71,580	7,544,532

Tyco International, Ltd.	304,650	11,189,795

Machinery 0.81%

Illinois Tool Works, Inc.	186,610	8,774,402

Professional Services 2.03%

Equifax, Inc.	326,045	10,172,604

Manpower, Inc.	229,470	11,978,334

Information Technology 15.22%		165,857,153

Communications Equipment 1.71%

Harris Corp.	419,830	18,594,271

Computers & Peripherals 3.58%

EMC Corp. (I)	744,660	15,124,045

Hewlett-Packard Company	568,868	23,932,277

Electronic Equipment, Instruments & Components 1.73%

Avnet, Inc. (I)	340,945	9,208,924

Tyco Electronics, Ltd.	330,840	9,667,145

Internet Software & Services 1.11%

eBay, Inc. (I)	493,475	12,040,790

IT Services 1.42%

International Business Machines Corp.	73,845	9,905,568

The Western Union Company	316,075	5,585,045

Office Electronics 0.96%

Xerox Corp.	1,014,195	10,496,918

Software 4.71%

Microsoft Corp.	1,307,614	32,023,467

Oracle Corp.	718,015	19,278,703

Materials 3.21%		34,916,265

Chemicals 1.32%

Albemarle Corp.	129,026	6,039,707

Ashland, Inc.	170,710	8,325,527

Containers & Packaging 0.74%

Crown Holdings, Inc. (I)	281,110	8,056,613

Metals & Mining 1.15%

Reliance Steel & Aluminum Company	300,853	12,494,418

Telecommunication Services 0.54%		5,886,594

Wireless Telecommunication Services 0.54%

Vodafone Group PLC, SADR (L)	237,267	5,886,594

See notes to financial statements	Semiannual report | Disciplined Value Fund	13

	Shares	Value

Utilities 1.52%		$16,573,820

Electric Utilities 1.02%

Edison International	324,070	11,144,767

Multi-Utilities 0.50%

PG&E Corp.	119,530	5,429,053

		Par Value	Value

Short-Term Investments 13.43%			$146,253,929

(Cost $146,245,953)

Repurchase Agreement 3.86%			42,034,000

Repurchase Agreement with State Street Corp. dated 9-30-10 at 0.010% to be repurchased at $42,034,012 on 10-1-10, collateralized by $42,665,000
U.S. Treasury Notes, 0.625% due 6-30-12 (valued at $42,878,325,
Including Interest)		$42,034,000	42,034,000

		Shares	Value

Securities Lending Collateral 9.57%			104,219,929

John Hancock Collateral Investment Trust (W)	0.2942% (Y)	10,412,830	104,219,929

Total investments (Cost $1,149,816,717)† 111.18%		$1,211,142,118

Other assets and liabilities, net (11.18%)			($121,765,003)

Total net assets 100.00%		$1,089,377,115

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.
ADR	American Depositary Receipts
SADR	Sponsored American Depositary Receipts
(I)	Non-income producing security.
(L)	All or a portion of this security is on loan as of 9-30-10.
(W)	Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.
(Y)	The rate shown is the annualized seven-day yield as of 9-30-10.
†	At 9-30-10, the aggregate cost of investment securities for federal income tax purposes was $1,151,272,322.
Net unrealized appreciation aggregated $59,869,796, of which $77,254,230 related to appreciated investment securities and $17,384,434 related to depreciated investment securities.

14	Disciplined Value Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 9-30-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,003,570,764)
including $101,063,105 of securities loaned (Note 2)	$1,064,888,189
Investments in affiliated issuers, at value (Cost $104,211,953) (Note 2)	104,219,929
Repurchase agreements, at value (Cost $42,034,000) (Note 2)	42,034,000

Total investments, at value (Cost $1,149,816,717)	1,211,142,118
Cash	354
Receivable for investments sold	2,263,144
Receivable for fund shares sold	2,572,675
Dividends and interest receivable	1,101,800
Receivable for securities lending income	18,161
Receivable due from adviser	19,341
Other receivables and prepaid assets	150,333

Total assets	1,217,267,926

Liabilities

Payable for investments purchased	22,713,249
Payable for fund shares repurchased	765,061
Payable upon return of securities loaned (Note 2)	104,233,341
Payable to affiliates
Accounting and legal services fees	10,785
Transfer agent fees	86,278
Distribution and service fees	864
Trustees’ fees	5,187
Other liabilities and accrued expenses	76,046

Total liabilities	127,890,811

Net assets

Capital paid-in	$1,089,862,597
Undistributed net investment income	2,802,718
Accumulated net realized loss on investments and foreign
currency transactions	(64,613,644)
Net unrealized appreciation on investments and translation of assets
and liabilities in foreign currencies	61,325,444

Net assets	$1,089,377,115

See notes to financial statements	Semiannual report | Disciplined Value Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($420,523,331 ÷ 35,477,456 shares)	$11.85
Class B ($5,764,740 ÷ 504,822 shares)[1]	$11.42
Class C ($22,042,122 ÷ 1,930,139 shares)[1]	$11.42
Class I ($277,578,298 ÷ 23,920,389 shares)	$11.60
Class I2 ($18,591,592 ÷ 1,601,027 shares)	$11.61
Class R1 ($791,904 ÷ 68,380 shares)	$11.58
Class R3 ($39,877 ÷ 3,444 shares)	$11.58
Class R4 ($849,493 ÷ 73,258 shares)	$11.60
Class R5 ($112,356 ÷ 9,677 shares)	$11.61
Class ADV ($32,967 ÷ 2,844 shares)	$11.59
Class NAV ($343,050,435 ÷ 29,526,138 shares)	$11.62

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$12.47

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2 On single sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Disciplined Value Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 9-30-10 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$6,048,346
Securities lending	90,245
Interest	1,493
Less foreign taxes withheld	(56,046)

Total investment income	6,084,038

Expenses

Investment management fees (Note 4)	2,853,964
Distribution and service fees (Note 4)	458,352
Accounting and legal services fees (Note 4)	52,216
Transfer agent fees (Note 4)	346,111
Trustees’ fees (Note 4)	25,323
State registration fees (Note 4)	44,268
Printing and postage (Note 4)	8,906
Professional fees	76,986
Custodian fees	53,355
Registration and filing fees	14,117
Other	10,666

Total expenses	3,944,264
Less expense reductions (Note 4)	(28,386)

Net expenses	3,915,878

Net investment income	2,168,160

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	2,028,279
Investments in affiliated issuers	(18,086)
Foreign currency transactions	793
2,010,986
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(9,270,656)
Investments in affiliated issuers	10,777
Translation of assets and liabilities in foreign currencies	10
(9,259,869)
Net realized and unrealized loss	(7,248,883)

Decrease in net assets from operations	($5,080,723)

See notes to financial statements	Semiannual report | Disciplined Value Fund	17

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	9-30-10	ended
	(Unaudited)	3-31-10

Increase (decrease) in net assets

From operations
Net investment income	$2,168,160	$2,671,090
Net realized gain	2,010,986	5,628,114
Change in net unrealized appreciation (depreciation)	(9,259,869)	84,592,845

Increase (decrease) in net assets resulting from operations	(5,080,723)	92,892,049

Distributions to shareholders
From net investment income
Class A	—	(317,909)
Class I	—	(734,059)
Class I2	—	(422)
Class R4	—	(81)
Class R5	—	(164)
Class NAV	—	(1,182,121)
Class ADV	—	(111)

Total distributions	—	(2,234,867)

From Fund share transactions (Note 5)	502,194,918	458,333,062

Total increase	497,114,195	548,990,244

Net assets

Beginning of period	592,262,920	43,272,676

End of period	$1,089,377,115	$592,262,920

Undistributed net investment income	$2,802,718	$634,558

18	Disciplined Value Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	9-30-10[1]	3-31-10	3-31-09[2,3]	8-31-08[4]	8-31-07[4]	8-31-06[4]	8-31-05[4]

Per share operating performance

Net asset value, beginning
of period	$12.31	$8.09	$12.32	$15.62	$14.77	$15.22	$12.86
Net investment income[5]	0.02	0.08	0.08	0.15	0.15	0.13	0.08
Net realized and unrealized gain
(loss) on investments	(0.48)	4.18	(4.18)	(1.90)	2.07	1.57	2.36
Total from
investment operations	(0.46)	4.26	(4.10)	(1.75)	2.22	1.70	2.44
Less distributions
From net investment income	—	(0.04)	(0.13)	(0.15)	(0.13)	(0.13)	(0.08)
From net realized gain	—	—	—	(1.40)	(1.24)	(2.02)	—
Total distributions	—	(0.04)	(0.13)	(1.55)	(1.37)	(2.15)	(0.08)
Net asset value, end of period	$11.85	$12.31	$8.09	$12.32	$15.62	$14.77	$15.22

Total return (%)[6]	(3.74)[7]	52.68[8]	(33.33)[7,8]	(12.29)[8]	15.45[8]	12.14[8]	19.04[8]

Ratios and supplemental data

Net assets, end of period
(in millions)	$421	$162	$10	$16	$23	$21	$12
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.26[9]	1.26	1.76[9]	1.39	1.32	1.46	1.61
Expenses net of fee waivers	1.26[9]	1.06	1.00[9]	1.00	1.00	1.11	1.25
Expenses net of fee waivers
and credits	1.26[9]	1.05	1.00[9]	1.00	1.00	1.11	1.25
Net investment income	0.34[9]	0.74	1.45[9]	1.10	0.95	0.87	0.53
Portfolio turnover (%)	30	59	52[10]	78	62	58	77

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.
2 For the seven month period ended 3-31-09. The Fund changed its fiscal year end from August 31 to March 31.
3 After the close of business on 12-19-08, holders of Investor share class of the former Robeco Large Cap Value Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock Disciplined Value Fund. These shares were first offered on 12-22-08. Additionally, the accounting and performance history of the Investor share class of the Predecessor Fund was redesignated as that of John Hancock Disciplined Value Fund Class A.
4 Audited by previous independent registered public accounting firm.
5 Based on the average daily shares outstanding.
6 Does not reflect the effect of sales charges, if any.
7 Not annualized.
8 Total returns would have been lower had certain expenses not been reduced during the periods shown.
9 Annualized.
10 Portfolio turnover is shown for the period from 9-1-08 to 3-31-09.

See notes to financial statements	Semiannual report | Disciplined Value Fund	19

CLASS B SHARES Period ended	9-30-10[1]	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$11.91	$7.88	$8.82
Net investment income (loss)[3]	(0.03)	(0.03)	0.02
Net realized and unrealized gain (loss) on investments	(0.46)	4.06	(0.96)
Total from investment operations	(0.49)	4.03	(0.94)
Net asset value, end of period	$11.42	$11.91	$7.88
Total return (%)[4,5]	(4.11)[6]	51.14	(10.66)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$6	$5	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.28[8]	2.58	4.24[8]
Expenses net of fee waivers	2.05[8]	2.12	2.07[8]
Expenses net of fee waivers and credits	2.05[8]	2.05	2.05[8]
Net investment income (loss)	(0.50)[8]	(0.25)	1.18[8]
Portfolio turnover (%)	30	59	52[9]

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.
2 The inception date for Class B shares is 12-22-08.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period from 9-1-08 to 3-31-09.

CLASS C SHARES Period ended	9-30-10[1]	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$11.91	$7.87	$8.82
Net investment income (loss)[3]	(0.03)	(0.03)	0.02
Net realized and unrealized gain (loss) on investments	(0.46)	4.07	(0.97)
Total from investment operations	(0.49)	4.04	(0.95)
Net asset value, end of period	$11.42	$11.91	$7.87
Total return (%)[4,5]	(4.11)[6]	51.33	(10.77)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$22	$19	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.08[8]	2.24	4.41[8]
Expenses net of fee waivers	2.05[8]	2.08	2.06[8]
Expenses net of fee waivers and credits	2.05[8]	2.05	2.05[8]
Net investment income (loss)	(0.48)[8]	(0.27)	1.26[8]
Portfolio turnover (%)	30	59	52[9]

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.
2 The inception date for Class C shares is 12-22-08.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period from 9-1-08 to 3-31-09.

20	Disciplined Value Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	9-30-10[1]	3-31-10	3-31-09[2,3]	8-31-08[4]	8-31-07[4]	8-31-06[4]	8-31-05[4]

Per share operating performance

Net asset value, beginning
of period	$12.03	$7.90	$12.08	$15.34	$14.53	$15.00	$12.67
Net investment income[5]	0.04	0.11	0.09	0.18	0.20	0.16	0.11
Net realized and unrealized gain
(loss) on investments	(0.47)	4.08	(4.10)	(1.84)	2.02	1.55	2.33
Total from investment operations	(0.43)	4.19	(4.01)	(1.66)	2.22	1.71	2.44
Less distributions
From net investment income	—	(0.06)	(0.17)	(0.20)	(0.17)	(0.16)	(0.11)
From net realized gain	—	—	—	(1.40)	(1.24)	(2.02)	—
Total distributions	—	(0.06)	(0.17)	(1.60)	(1.41)	(2.18)	(0.11)
Net asset value, end of period	$11.60	$12.03	$7.90	$12.08	$15.34	$14.53	$15.00
Total return (%)[6]	(3.57)[7]	53.14	(33.33)[7]	(11.99)	15.70	12.43	19.30

Ratios and supplemental data

Net assets, end of period (in millions)	$278	$158	$33	$44	$43	$36	$27
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.86[8]	0.88	1.37[8]	1.14	1.07	1.22	1.35
Expenses net of fee waivers	0.86[8]	0.80	0.75[8]	0.75	0.75	0.86	1.00
Expenses net of fee waivers
and credits	0.86[8]	0.80	0.75[8]	0.75	0.75	0.86	1.00
Net investment income	0.70[8]	1.01	1.72[8]	1.37	1.20	1.11	0.83
Portfolio turnover (%)	30	59	52[9]	78	62	58	77

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.
2 For the seven month period ended 3-31-09. The Fund changed its fiscal year end from August 31 to March 31.
3 After the close of business on 12-19-08, holders of Institutional share class of the former Robeco Large Cap Value Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class I shares of the John Hancock Disciplined Value Fund. These shares were first offered on 12-22-08. Additionally, the accounting and performance history of the Institutional share class of the Predecessor Fund was redesignated as that of John Hancock Disciplined Value Fund Class I.
4 Audited by previous independent registered public accounting firm.
5 Based on the average daily shares outstanding.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Annualized.
9 Portfolio turnover is shown for the period from 9-1-08 to 3-31-09.

See notes to financial statements	Semiannual report | Disciplined Value Fund	21

CLASS I2 SHARES Period ended	9-30-10[1]	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$12.04	$7.90	$8.82
Net investment income[3]	0.04	0.11	0.05
Net realized and unrealized gain (loss) on investments	(0.47)	4.09	(0.97)
Total from investment operations	(0.43)	4.20	(0.92)
Less distributions
From net investment income	—	(0.06)	—
Net assets value, end of period	$11.61	$12.04	$7.90
Total return (%)[4]	(3.57)[5]	53.27	(10.43)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$19	$19	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91[7]	1.13	5.08[7]
Expenses net of fee waivers	0.85[7]	0.75	0.75[7]
Expenses net of fee waivers and credits	0.85[7]	0.75	0.75[7]
Net investment income	0.70[7]	0.99	2.23[7]
Portfolio turnover (%)	30	59	52[8]

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.
2 The inception date for Class I2 shares is 12-22-08.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 9-1-08 to 3-31-09.

CLASS R1 SHARES Period ended	9-30-10[1]	3-31-10[2]

Per share operating performance

Net asset value, beginning of period	$12.05	$9.01
Net investment income[3]	—	0.02
Net realized and unrealized gain (loss) on investments	(0.47)	3.02
Total from investment operations	(0.47)	3.04
Net assets value, end of period	$11.58	$12.05
Total return (%)[4]	(3.90)[5]	33.74[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.30[7]	2.96[7]
Expenses net of fee waivers	1.56[7]	1.50[7]
Expenses net of fee waivers and credits	1.56[7]	1.50[7]
Net investment income	0.01[7]	0.29[7]
Portfolio turnover (%)	30	59[8]

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.
2 The inception date for Class R1 shares is 7-13-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-09 to 3-31-10.

22	Disciplined Value Fund | Semiannual report	See notes to financial statements

CLASS R3 SHARES Period ended	9-30-10[1]	3-31-10[2]

Per share operating performance

Net asset value, beginning of period	$12.04	$8.98
Net investment income[3]	0.01	0.04
Net realized and unrealized gain (loss) on investments	(0.47)	3.02
Total from investment operations	(0.46)	3.06
Net asset value, end of period	$11.58	$12.04
Total return (%)[4]	(3.82)[5]	34.08[5]

Ratios and supplemental data

Net assets, end of period (in thousands)	$40	$38
Ratios (as a percentage of average net assets):
Expenses before reductions	9.62[6]	10.23[6]
Expenses net of fee waivers	1.45[6]	1.40[6]
Expenses net of fee waivers and credits	1.45[6]	1.40[6]
Net investment income	0.11[6]	0.43[6]
Portfolio turnover (%)	30	59[7]

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.
2 The inception date for Class R3 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-09 to 3-31-10.

CLASS R4 SHARES Period ended	9-30-10[1]	3-31-10[2]

Per share operating performance

Net asset value, beginning of period	$12.04	$8.98
Net investment income[3]	0.02	0.07
Net realized and unrealized gain (loss) on investments	(0.46)	3.02
Total from investment operations	(0.44)	3.09
Less distributions
From net investment income	—	(0.03)
Net asset value, end of period	$11.60	$12.04
Total return (%)[4]	(3.65)[5]	34.42[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.56[6]	2.88[6]
Expenses net of fee waivers	1.15[6]	1.10[6]
Expenses net of fee waivers and credits	1.15[6]	1.10[6]
Net investment income	0.42[6]	0.75[6]
Portfolio turnover (%)	30	59[7]

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.
2 The inception date for Class R4 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-09 to 3-31-10.

See notes to financial statements	Semiannual report | Disciplined Value Fund	23

CLASS R5 SHARES Period ended	9-30-10[1]	3-31-10[2]

Per share operating performance

Net asset value, beginning of period	$12.04	$8.98
Net investment income[3]	0.04	0.10
Net realized and unrealized gain (loss) on investments	(0.47)	3.02
Total from investment operations	(0.43)	3.12
Less distributions
From net investment income	—	(0.06)
Net asset value, end of period	$11.61	$12.04
Total return (%)[4]	(3.57)[5]	34.77[5]

Ratios and supplemental data

Net assets, end of period (in thousands)	$112	$38
Ratios (as a percentage of average net assets):
Expenses before reductions	6.07[6]	9.54[6]
Expenses net of fee waivers	0.87[6]	0.80[6]
Expenses net of fee waivers and credits	0.87[6]	0.80[6]
Net investment income	0.75[6]	1.03[6]
Portfolio turnover (%)	30	59[7]

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.
2 The inception date for Class R5 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-09 to 3-31-10.

CLASS ADV SHARES Period ended	9-30-10[1]	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$12.03	$7.90	$8.82
Net investment income[3]	0.03	0.09	0.04
Net realized and unrealized gain (loss) on investments	(0.47)	4.08	(0.96)
Total from investment operations	(0.44)	4.17	(0.92)
Less distributions
From net investment income	—	(0.04)	—
Net asset value, end of period	$11.59	$12.03	$7.90
Total return (%)[4]	(3.66)[5]	52.81	(10.43)[5]

Ratios and supplemental data

Net assets, end of period (in thousands)	$33	$34	$22
Ratios (as a percentage of average net assets):
Expenses before reductions	38.54[6]	31.79	3.21[6]
Expenses net of fee waivers	1.00[6]	1.00	1.00[6]
Expenses net of fee waivers and credits	1.00[6]	1.00	1.00[6]
Net investment income	0.54[6]	0.84	1.96[6]
Portfolio turnover (%)	30	59	52[7]

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.
2 The inception date for Class ADV shares is 12-22-08.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 9-1-08 to 3-31-09.

24	Disciplined Value Fund | Semiannual report	See notes to financial statements

CLASS NAV SHARES Period ended	9-30-10[1]	3-31-10[2]

Per share operating performance

Net asset value, beginning of period	$12.04	$9.18
Net investment income[3]	0.04	0.10
Net realized and unrealized gain (loss) on investments	(0.46)	2.82
Total from investment operations	(0.42)	2.92
Less distributions
From net investment income	—	(0.06)
Net asset value, end of period	$11.62	$12.04
Total return (%)	(3.49)[4]	31.89[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$343	$228
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80[6]	0.83[6]
Expenses net of fee waivers	0.80[6]	0.75[6]
Expenses net of fee waivers and credits	0.80[6]	0.75[6]
Net investment income	0.78[6]	1.05[6]
Portfolio turnover (%)	30	59[7]

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.
2 The inception date for Class NAV shares is 5-29-09.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-09 to 3-31-10.

See notes to financial statements	Semiannual report | Disciplined Value Fund	25

Notes to financial statements

(unaudited)

Note 1 — Organization

John Hancock Disciplined Value Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class I2 and Class ADV shares are closed to new investors. Class NAV shares are sold to John Hancock affiliated funds of funds, which owned 100% of the shares of beneficial interest. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, transfer agent fees, state registration fees and printing and postage for each class may differ. Class B shares convert to Class A shares eight years after purchase.

The Fund is the accounting and performance successor to the Robeco Boston Partners Large Cap Value Fund (the Predecessor Fund). On December 19, 2008, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A and Class I shares of the Fund.

Affiliates of the Fund owned 100%, 81% and 29% of the shares of beneficial interest of Class ADV, Class R3 and Class R5, respectively, on September 30, 2010.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26	Disciplined Value Fund | Semiannual report

The following is a summary of the values by input classification of the Fund’s investments as of September 30, 2010, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 9-30-10	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$135,511,202	$135,511,202	—	—
Consumer Staples	77,314,302	77,314,302	—	—
Energy	118,306,434	118,306,434	—	—
Financials	276,647,915	276,647,915	—	—
Health Care	150,283,930	150,283,930	—	—
Industrials	83,590,574	83,590,574	—	—
Information Technology	165,857,153	165,857,153	—	—
Materials	34,916,265	34,916,265	—	—
Telecommunication
Services	5,886,594	5,886,594	—	—
Utilities	16,573,820	16,573,820	—	—
Short-Term Investments	146,253,929	104,219,929	$42,034,000	—

Total Investments in
Securities	$1,211,142,118	$1,169,108,118	$42,034,000	—

During the six months ended September 30, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends.

Semiannual report | Disciplined Value Fund	27

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT. As a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with State Street Bank and Trust Company which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the six months ended September 30, 2010, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds’ relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $65,169,025 available to offset future net realized capital gains as of March 31, 2010. Availability of a certain amount of the loss carryforward, which was acquired in a merger, may be limited in a given year. The loss carryforward expires as follows: March 31, 2016 — $18,049,677 and March 31, 2017 — $47,119,348.

As of March 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

28	Disciplined Value Fund | Semiannual report

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gains distributions, if any, at least annually.

Distributions paid by the Fund with respect to each series of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to merger related transactions.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.750% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.725% of the next $500,000,000; (c) 0.700% of the next $500,000,000; (d) 0.675% of the next $1,000,000,000; and (e) 0.650% of the Fund’s average daily net assets in excess of $2,500,000,000. The Adviser has a subadvisory agreement with Robeco Investment Management, Inc. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended September 30, 2010 were equivalent to an annual effective rate of 0.74% of the Fund’s average daily net assets.

The Adviser has contractually agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and shareholder service fees. The Adviser has agreed to reimburse and limit these expenses such that these expenses will not exceed 1.30%, 2.05%, 2.05%, 0.90%, 0.85%, 1.64%, 1.54%, 1.24%, 0.94% and 1.00% for Class A, B, C, I, I2, R1, R3, R4, R5 and ADV shares, respectively. The expense reimbursements and limits will continue in effect for Class A, B, C, I, I2, and ADV shares until June 30, 2011, and for Class R1, R3, R4 and R5 shares until July 31, 2011.

Semiannual report | Disciplined Value Fund	29

Prior to April 1, 2010, for Class I2 and August 1, 2010, for Class R1, R3, R4 and R5 shares, the Adviser had contractually agreed to reimburse or limit certain expenses for each share class. The agreement excluded taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and shareholder service fees. The Adviser had agreed to reimburse and limit these expenses such that these expenses would not exceed 0.75%, 1.50%, 1.40%, 1.10% and 0.80% for Class I2, Class R1, R3, R4 and R5 shares, respectively.

Accordingly, the expense reductions or reimbursements related to these agreement were $6,308, $3,133, $5,749, $2,199, $1,523, $1,635, $1,721 and $6,118, for Class B, C, I2, R1, R3, R4, R5 and ADV shares, respectively, for the six months ended September 30, 2010.

Accounting and legal services. Pursuant to the Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports amongst other services. These expenses are allocated to each share class based on relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for six months ended September 30, 2010, amounted to an approximate annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution plans with respect to Class A, Class B, Class C, Class R1, Class R3, Class R4, Class R5, and Class ADV shares pursuant to Rule 12b-1 of the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution fees and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares. As of September 30, 2010, Class A paid 0.25% of average daily assets under these arrangements.

CLASS	12b–1 FEES	SERVICE FEE

Class A	0.30%	0.00%
Class B	1.00%	0.00%
Class C	1.00%	0.00%
Class R1	0.50%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	0.00%	0.05%
Class ADV	0.25%	0.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $215,440 for the six months ended September 30, 2010. Of this amount, $32,708 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $182,107 was paid as sales commissions to broker-dealers and $625 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of

30	Disciplined Value Fund | Semiannual report

these shares. During the six months ended September 30, 2010, CDSCs received by the Distributor amounted to $4,751 and $6,056 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets. Additionally, Class NAV shares do not pay transfer agent fees.

Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.05% for Class A, B, C, R1, R3, R4, R5 and ADV shares and 0.04% for Class I and Class I2 shares, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $15.00 per shareholder account for Class A, R1, R3, R4 and R5 shares and $16.50 per shareholder account for Class B and C shares. During the six months ended September 30, 2010, there were no monthly fees assessed for Class I, I2 and ADV shares.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Class level expenses. Class level expenses for the six months ended September 30, 2010 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING
SHARE CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	AND POSTAGE

Class A	$325,317	$260,267	$7,623	$3,960
Class B	27,143	7,010	6,077	150
Class C	102,516	22,531	6,264	473
Class I	—	49,461	7,516	3,537
Class I2	—	4,740	5,543	468
Class R1	1,971	747	1,700	55
Class R3	93	212	1,334	8
Class R4	1,150	477	1,334	63
Class R5	121	278	1,334	10
Class ADV	41	388	5,543	182

Total	$458,352	$346,111	$44,268	$8,906

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within other receivables and prepaid assets and Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Semiannual report | Disciplined Value Fund	31

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended September 30, 2010 and the year ended March 31, 2010 were as follows:

	Six months ended 9-30-10		Year ended 3-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	24,896,461	$290,888,927	11,661,288	$132,046,024
Issued in reorganization (Note 7)	—	—	1,765,491	16,252,306
Distributions reinvested	—	—	26,373	304,610
Repurchased	(2,608,057)	(29,936,471)	(1,471,480)	(16,576,033)

Net increase	22,288,404	$260,952,456	11,981,672	$132,026,907

Class B shares

Sold	110,022	$1,262,311	170,090	$1,774,402
Issued in reorganization (Note 7)	—	—	301,474	2,694,363
Repurchased	(45,262)	(515,772)	(60,848)	(655,998)

Net increase	64,760	$746,539	410,716	$3,812,767

Class C shares

Sold	528,341	$6,052,072	936,552	$10,261,715
Issued in reorganization (Note 7)	—	—	785,159	7,017,238
Repurchased	(182,190)	(2,029,923)	(199,589)	(2,167,113)

Net increase	346,151	$4,022,149	1,522,122	$15,111,840

Class I shares

Sold	12,325,924	$134,211,857	14,153,339	$142,031,860
Issued in reorganization (Note 7)	—	—	554,639	4,991,870
Distributions reinvested	—	—	61,516	693,903
Repurchased	(1,541,634)	(17,566,971)	(5,776,844)	(59,398,021)

Net increase	10,784,290	$116,644,886	8,992,650	$88,319,612

Class I2 shares

Sold	59,364	$666,666	1,612,432	$17,985,940
Distributions reinvested	—	—	16	180
Repurchased	(8,842)	(110,000)	(64,777)	(734,120)

Net increase	50,522	$556,666	1,547,671	$17,252,000

Class R1 shares

Sold	46,719	$526,654	17,629	$186,389
Issued in reorganization (Note 7)	—	—	14,527	130,825
Distributions reinvested	—	—	—	—
Repurchased	(4,619)	(52,474)	(5,876)	(69,405)

Net increase	42,100	$474,180	26,280	$247,809[1]

Class R3 shares

Sold	302	$3,458	3,148	$28,978
Repurchased	(6)	(70)	—	—

Net increase	296	$3,388	3,148	$28,978[2]

32	Disciplined Value Fund | Semiannual report

	Six months ended 9-30-10		Year ended 3-31-10
	Shares	Amount	Shares	Amount
Class R4 shares

Sold	23,384	$269,973	66,865	$724,084
Repurchased	(9,066)	(103,544)	(7,925)	(92,454)

Net increase	14,318	$166,429	58,940	$631,630[2]

Class R5 shares

Sold	6,490	$73,920	3,584	$34,031
Repurchased	—	—	(397)	(4,500)

Net increase	6,490	$73,920	3,187	$29,531[2]

Class ADV shares

Distributions reinvested	—	—	10	111

Net increase	—	—	10	$111

Class NAV shares

Sold	10,602,510	$118,559,712	19,018,330	$202,006,891
Distributions reinvested	—	—	104,798	1,182,121
Repurchased	(483)	(5,407)	(199,017)	(2,317,135)

Net increase	10,602,027	$118,554,305	18,924,111	$200,871,877[3]

Net increase	44,199,358	$502,194,918	43,470,507	$458,333,062

1Period from 7-13-09 (inception date) to 3-31-10.
2Period from 5-22-09 (inception date) to 3-31-10.
3Period from 5-29-09 (inception date) to 3-31-10.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $723,592,267 and $228,828,728, respectively, for the six months ended September 30, 2010.

Note 7 — Reorganization

Fiscal year ended March 31, 2010 mergers. On July 1, 2009, the shareholders of John Hancock Classic Value II Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) in exchange for a representative amount of shares of John Hancock Disciplined Value Fund (the Acquiring Fund).

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for a representative amount of shares of the Acquiring Fund; (b) the liquidation of the Acquired Fund; and (c) the distribution to the Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization consolidated the Acquired Fund with a similar fund and the combined fund is better positioned in the market to increase asset size and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on July 10, 2009.

Semiannual report | Disciplined Value Fund	33

The following outlines the reorganization:

				SHARES	SHARES
		ACQUIRED NET	DEPRECIATION	REDEEMED	ISSUED	ACQUIRING	ACQUIRING
		ASSET VALUE OF	OF ACQUIRED	BY THE	BY THE	FUND NET	FUND TOTAL NET
ACQUIRING	ACQUIRED	THE ACQUIRED	FUND’S	ACQUIRED	ACQUIRING	ASSETS PRIOR TO	ASSETS AFTER
FUND	FUND	FUND	INVESTMENTS	FUND	FUND	COMBINATION	COMBINATION

Disciplined	Classic	$31,086,602	$2,067,505	6,066,189	3,421,290	$146,891,793	$177,978,395
Value Fund	Value II
Fund

At the time of the reorganization, certain capital loss carryforward attributable to the Acquired Fund may be able to be used by the Acquiring Fund to offset future net realized capital gains. To the extent that such carryforward are used by the Acquiring Fund, it will reduce the amount of capital gain distributions to be paid, though the availability of the capital loss carryforward attributable to the reorganization may be limited in any given year. The table below outlines the capital loss carryforward from the Acquired Fund to the Acquiring Fund.

ACQUIRING FUND	ACQUIRED FUND	EXPIRES — 10-31-16

Disciplined Value Fund	Classic Value II Fund	$18,754,874

Assuming the acquisition had been completed on April 1, 2009, the beginning of the annual reporting period, the Acquiring Fund’s pro forma results of operations for the year ended March 31, 2010 were as follows:

Net investment income	$2,747,253
Net gain/(loss)	(11,990,264)
Increase (decrease) in net assets from Operations	116,283,569

Because the combined Fund has been managed as a single integrated Fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Fund that have been included in the Acquiring Fund’s Statements of Operations at March 31, 2010. See Note 5 for capital shares issued in connection with the above referenced reorganization.

34	Disciplined Value Fund | Semiannual report

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Disciplined Value Fund (the Fund), a series of John Hancock Funds III, met in-person on May 2–4 and June 6–8, 2010 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) between the Adviser and Robeco Investment Management, Inc. (the Subadviser) on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are unaffiliated with the Fund, the Adviser and the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform the various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committees A and B are standing committees of the Board that are each composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated a Vice Chairperson to serve in the absence of the Chairperson, who also serves as Chairman of the Board’s Nominating, Governance and Administration Committee. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 2-4, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information independently compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) as determined by Morningstar, and its benchmark index. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser and its affiliates that result from being the Adviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, under similar investment mandates, as well as the performance of such other clients; (c) the impact of economies of scale;

Semiannual report | Disciplined Value Fund	35

(d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 2-4, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May 2-4, 2010 meeting, the Board presented the Adviser and Subadviser with questions and requests for additional information and the Adviser and Subadviser responded to these requests with additional written information in advance of the June 6–8, 2010 Board meeting. The Board also reviewed these additional materials relating to its consideration of the Agreements.

At an in-person meeting held on June 6–8, 2010, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement between the Adviser and the Subadviser with respect to the Fund, each for an additional one-year term. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser and the Subadviser; (b) the investment performance of the Fund and portfolio management of the Subadviser; (c) the advisory fees and the cost of the services and profits to be realized by the Adviser and certain affiliates from their relationship with the Fund; (d) economies of scale; and (e) other factors.

The Board also considered other matters important to the approval process, such as payments made to the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser, and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. Each Trustee may have attributed different weights to the various items considered.

The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund. The Board reviewed the Adviser’s and Subadviser’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

36	Disciplined Value Fund | Semiannual report

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and considered the Adviser’s policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to such other clients under similar investment mandates, the services provided to such other clients as compared to the services provided to the Fund, the performance of such other clients, and other factors relating to such other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and those services they provide to other clients which, to the extent the other client is not a mutual fund, may generally be attributable to the greater frequency of shareholder redemptions in a mutual fund, the higher turnover of mutual fund assets, the more burdensome regulatory and legal obligations of mutual funds, and the higher marketing costs for mutual funds.

Fund performance

The Board, including the Independent Trustees, reviewed and considered the performance history of the Fund. The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category and Peer Group as well as its benchmark index. The Fund continues to show superior performance as it outpaced its Category median, its Peer Group median and the Russell Value 1000 Index for each of the 1-, 3-, 5- and 10-year periods (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information provided by the Adviser at its May and June 2010 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Disciplined Value Fund	26.05%	–4.29%	2.95%	5.22%
Russell 1000 Value Index	19.69%	–8.96%	–0.25%	2.47%
Large Value Category Median	23.70%	–7.09%	0.20%	2.67%
Morningstar 15(c) Peer Group Median	22.60%	–6.16%	1.24%	0.86%

The Board noted that the Subadviser remained consistent with its investment style and adhered to its investment mandates.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Category and Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the

Semiannual report | Disciplined Value Fund	37

services provided and the fees charged by the Adviser and the Subadviser to other types of clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement rate into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund. The Board considered expenses and fee rates to be higher or lower if they were over or under 10 basis points, respectively; slightly higher or slightly lower if they were above or below 6–10 basis points, respectively, and inline if they were above or below by 5 basis points.

The Board noted that the investment advisory rate was inline with the Category median and slightly higher than the Peer Group median. The Board viewed favorably the Adviser’s new contractual agreement to waive all or a portion of its Advisory Agreement Rate and reimburse or pay operating expenses to the extent necessary to maintain the Fund’s Gross Expense Ratio at 1.30% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until June 30, 2011.

The Board reviewed the Fund’s Gross Expense Ratio of 1.43% for the Fund’s Class A shares. The Board noted that the Fund’s Gross Expense Ratio was inline with the Peer Group median and higher than the Category median. The Board also noted that the Fund’s Net Expense Ratio was lower than the Peer Group and Category medians. The Board favorably considered the impact of fee waivers towards ultimately lowering the Fund’s Gross Expense Ratio. The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected a proposed change in the methodology for calculating transfer agent fees.

The Board received and reviewed statements relating to the Adviser’s financial condition and profitability with respect to the services it provides the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services provided to the Fund. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008.

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

38	Disciplined Value Fund | Semiannual report

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the subadvisory fee under the Subadvisory Agreement had been negotiated by the Adviser and the Subadviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the Subadvisory Agreement.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Fund. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Agreement fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser, or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community, and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term and the Subadvisory Agreement between the Adviser and Subadviser with respect to the Fund for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board, including a majority of the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor listed above, or any group of factors listed above, as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The Board noted that contractual fee arrangements for the Fund reflect the results of several years of review by the Board and certain predecessor Trustees, and discussions between such Trustees (and predecessor Trustees) and the Adviser. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

Semiannual report | Disciplined Value Fund	39

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management
James F. Carlin	Services, LLC
William H. Cunningham
Deborah C. Jackson*	Subadviser
Charles L. Ladner	Robeco Investment Management, Inc.
Stanley Martin*
Hugh McHaffie†**	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President** and Chief Operating Officer

Thomas M. Kinzler	The report is certified under the Sarbanes-Oxley
Secretary and Chief Legal Officer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Francis V. Knox, Jr.	knowledge, the information in their financial reports
Chief Compliance Officer	is fairly and accurately stated in all material respects.

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone**
Treasurer

*Member of the Audit Committee
**Effective 8-31-10
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

40	Disciplined Value Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Disciplined Value Fund.	340SA 9/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	11/10

John Hancock
Core High Yield Fund

Semiannual Report
9.30.10

1

Core High Yield Fund

Your expenses	Page 3
Portfolio summary	Page 4
Portfolio of investments	Page 5
Financial statements	Page 8
Financial highlights	Page 11
Notes to financial statements	Page 13
More information	Page 23

2

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding your fund expenses

As a shareholder of the Fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2010 with the same investment held until September 30, 2010.

	Account value	Ending value	Expenses paid during
	on 4-1-10	on 9-30-10	period ended 9-30-10[1]

Class A	$1,000.00	$1,090.50	$6.34

Class I	1,000.00	1,092.50	4.51

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2010, with the same investment held until September 30, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 4-1-10	on 9-30-10	period ended 9-30-10[1]

Class A	$1,000.00	$1,019.00	$6.12

Class I	1,000.00	1,020.80	4.36

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.21% and 0.86% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

3

Core High Yield Fund

Portfolio Summary

Value as a
percentage of
Top 10 Issuers[1]	Fund's net assets
MTR Gaming Group, Inc., Series B, 9.000%, 6-1-12	5.0%
Columbus International, Inc., 11.500%, 11-20-14	4.6%
TMX Finance LLC, 13.250%, 7-15-15	4.5%
Kratos Defense & Security Solutions, Inc., 10.000%, 6-1-17	4.4%
Southern States Cooperative, Inc., 11.250%, 5-15-15	4.4%
Offshore Group Investments, Ltd., 11.500%, 8-1-15	4.4%
BioScrip, Inc., 10.250%, 10-1-15	4.3%
Connacher Oil and Gas, Ltd., 10.250%, 12-15-15	4.2%
Mandalay Resort Group, 7.625%, 7-15-13	3.6%
CB Richard Ellis Services, Inc., 11.625%, 6-15-17	3.2%

Value as a
percentage of
Sector Composition[2]	Fund's net assets
Consumer Discretionary	23%
Financials	16%
Energy	15%
Consumer Staples	12%
Industrials	9%
Health Care	7%
Telecommunication Services	6%
Utilities	4%
Materials	3%
Information Technology	2%
Short-Term Investments & Other	3%

Value as a
percentage of
Portfolio Composition[2]	Fund's net assets
Corporate Bonds	97%
Short-Term Investments & Other	3%

Value as a
percentage of
Country Composition[2]	Fund's net assets
United States	68%
Canada	10%
Bermuda	5%
Barbados	5%
Cayman Islands	4%
Finland	3%
Luxembourg	1%
Norway	1%
Short-Term Investments & Other	3%

1 Excludes cash and cash equivalents.
2 As a percentage of net assets on 9-30-10.

4

Core High Yield Fund
As of 9-30-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 96.97%				$17,475,994

(Cost $16,101,518)

Consumer Discretionary 22.80%				4,109,475

Diversified Consumer Services 6.12%
Bankrate, Inc. (S)	11.750	07/15/15	$500,000	535,000
Trans Union LLC/TransUnion Financing Corp. (S)	11.375	06/15/18	500,000	568,750

Hotels, Restaurants & Leisure 10.61%
Harrah's Operating Company, Inc.	11.250	06/01/17	250,000	273,750
Mandalay Resort Group	7.625	07/15/13	750,000	645,000
Marina District Finance Company, Inc. (S)	9.875	08/15/18	100,000	96,500
MTR Gaming Group, Inc., Series B	9.000	06/01/12	1,000,000	897,500

Media 4.60%
Columbus International, Inc. (S)	11.500	11/20/14	750,000	828,600

Specialty Retail 1.47%
Freedom Group, Inc. (S)	10.250	08/01/15	250,000	264,375

Consumer Staples 12.39%				2,232,500

Food & Staples Retailing 2.14%
Great Atlantic & Pacific Tea Company (S)	11.375	08/01/15	500,000	385,000

Food Products 7.25%
Reddy Ice Corp.	11.250	03/15/15	500,000	511,250
Southern States Cooperative, Inc. (S)	11.250	05/15/15	750,000	795,000

Tobacco 3.00%
Alliance One International, Inc.	10.000	07/15/16	500,000	541,250

Energy 15.09%				2,720,113

Energy Equipment & Services 6.67%
Allis-Chalmers Energy, Inc.	9.000	01/15/14	500,000	505,000
Geokinetics Holdings USA, Inc. (S)	9.750	12/15/14	250,000	218,750
Pioneer Drilling Company (S)	9.875	03/15/18	250,000	255,625
Trico Shipping AS (S)	11.875	11/01/14	250,000	223,125

Oil, Gas & Consumable Fuels 8.42%
Atlas Energy Operating Company, LLC	12.125	08/01/17	250,000	289,063
Connacher Oil and Gas, Ltd. (S)	10.250	12/15/15	750,000	761,250
Gibson Energy ULC	11.750	05/27/14	350,000	388,500
Tesoro Corp.	6.500	06/01/17	80,000	78,800

Financials 16.24%				2,926,687

Diversified Financial Services 8.66%
CNG Holdings, Inc. (S)	12.250	02/15/15	200,000	212,000
Reliance Intermediate Holdings LP (S)	9.500	12/15/19	500,000	530,000
TMX Finance LLC (S)	13.250	07/15/15	750,000	818,437

Investment Companies 4.37%
Offshore Group Investments, Ltd. (S)	11.500	08/01/15	750,000	787,500

Real Estate Management & Development 3.21%
CB Richard Ellis Services, Inc.	11.625	06/15/17	500,000	578,750

5

Core High Yield Fund
As of 9-30-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Health Care 7.19%				$1,296,125

Health Care Equipment & Supplies 1.54%
Apria Healthcare Group, Inc.	12.375	11/01/14	$250,000	278,125

Health Care Providers & Services 5.65%
American Renal Holdings (S)	8.375	05/15/18	100,000	103,000
BioScrip, Inc.	10.250	10/01/15	750,000	766,875
Radiation Therapy Services, Inc. (S)	9.875	04/15/17	150,000	148,125

Industrials 8.99%				1,619,563

Aerospace & Defense 4.41%
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	750,000	795,000

Commercial Services & Supplies 2.11%
Casella Waste Systems, Inc.	11.000	07/15/14	250,000	273,750
Garda World Security Corp. (S)	9.750	03/15/17	100,000	106,500

Marine 1.53%
Commercial Barge Line Company	12.500	07/15/17	250,000	275,000

Trading Companies & Distributors 0.94%
United Rentals North America, Inc.	10.875	06/15/16	150,000	169,313

Information Technology 1.55%				278,750

IT Services 1.55%
Unisys Corp.	12.500	01/15/16	250,000	278,750

Materials 2.94%				529,500

Paper & Forest Products 2.94%
UPM-Kymmene OYJ (S)	7.450	11/26/27	600,000	529,500

Telecommunication Services 6.20%				1,117,031

Diversified Telecommunication Services 6.20%
Global Crossing, Ltd.	12.000	09/15/15	500,000	565,000
Intelsat Jackson Holdings SA	11.250	06/15/16	250,000	271,875
Wind Acquisition Finance SA (S)	11.750	07/15/17	250,000	280,156

Utilities 3.58%				646,250

Electric Utilities 0.91%
Texas Competitive Electric Holdings Company LLC, Series A	10.250	11/01/15	250,000	163,750

Independent Power Producers & Energy Traders 2.67%
Dynegy Holdings, Inc.	8.375	05/01/16	250,000	195,000
The AES Corp.	9.750	04/15/16	250,000	287,500

		Maturity	Par value
	Yield (%)*	date		Value

Short-Term Investments 0.67%				$119,998

(Cost $119,998)

Short-Term Securities* 0.67%				119,998

Federal Home Loan Bank Discount Note	0.050	10/13/10	120,000	119,998

6

Core High Yield Fund
As of 9-30-10 (Unaudited)

Total investments (Cost $16,221,516)† 97.64%	$17,595,992

Other assets and liabilities, net 2.36%	$425,808

Total net assets 100.00%	$18,021,800

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $8,447,193 or 46.87% of the Fund's net assets as of 9-30-10.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 9-30-10, the aggregate cost of investment securities for federal income tax purposes was $16,222,552. Net unrealized appreciation aggregated $1,373,440, of which $1,563,426 related to appreciated investment securities and $189,986 related to depreciated investment securities.

The portfolio had the following country concentration as a percentage of total net assets on 9-30-10:

United States	68%
Canada	10%
Bermuda	5%
Barbados	5%
Cayman Islands	4%
Finland	3%
Luxembourg	1%
Norway	1%
Short-Term Investments & Other	3%

7

Core High Yield Fund

Statement of Assets and Liabilities — September 30, 2010 (Unaudited)

Assets

Investments, at value (Cost $16,221,516)	$17,595,992
Cash	2,171
Receivable for investments sold	463,406
Interest receivable	503,427
Receivable due from adviser	145
Other receivables and prepaid assets	452

Total assets	18,565,593

Liabilities

Payable for investments purchased	350,000
Distributions payable	150,694
Payable to affiliates
Accounting and legal services fees	216
Transfer agent fees	3,100
Trustees' fees	134
Other liabilities and accrued expenses	39,649

Total liabilities	543,793

Net assets

Capital paid-in	$14,988,504
Undistributed net investment income	40,257
Accumulated net realized gain on investments	1,618,563
Net unrealized appreciation on investments	1,374,476

Net assets	$18,021,800

Net asset value per share

Based on net asset values and shares
outstanding-the Fund has an unlimited number
of shares authorized with no par value
Class A ($17,991,764 ÷ 1,497,500 shares)	$12.01
Class I ($30,036 ÷ 2,500 shares)	$12.01

Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[1]	$12.58

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of the financial statements.

8

Core High Yield Fund

Statement of Operations — September 30, 2010 (Unaudited)

Investment income

Interest	$1,026,029

Total investment income	1,026,029

Expenses

Investment management fees (Note 4)	56,836
Distribution and service fees (Note 4)	21,824
Accounting and legal services fees (Note 4)	1,510
Transfer agent fees (Note 4)	9,725
Trustees' fees (Note 4)	924
State registration fees (Note 4)	38
Printing and postage (Note 4)	14
Professional fees	27,714
Custodian fees	7,548
Registration and filing fees	5,792
Other	2,019

Total expenses	133,944

Less expense reductions (Note 4)	(28,255)

Net expenses	105,689

Net investment income	920,340

Realized and unrealized gain (loss)

Net realized gain on investments	670,516
Change in net unrealized appreciation
(depreciation) of investments	(62,793)

Net realized and unrealized gain	607,723

Increase in net assets from operations	$1,528,063

The accompanying notes are an integral part of the financial statements.

9

Core High Yield Fund

Statements of Changes in Net Assets

	Six months	For the
	ended	Period ended
	9/30/10	3/31/10[1]
	(Unaudited)
Increase (decrease) in net assets

From operations
Net investment income	$920,340	$1,481,237
Net realized gain	670,516	1,893,102
Change in net unrealized appreciation
(depreciation)	(62,793)	1,437,269

Increase in net assets resulting from
operations	1,528,063	4,811,608

Distributions to shareholders
From net investment income
Class A	(896,101)	(1,474,324)
Class I	(1,551)	(2,530)
From net realized gain
Class A	—	(941,793)
Class I	—	(1,572)

Total distributions	(897,652)	(2,420,219)

From Fund share transactions (Note 5)	—	15,000,000

Total increase	630,411	17,391,389

Net assets

Beginning of period	17,391,389	—

End of period	$18,021,800	$17,391,389

Undistributed net investment income	$40,257	$17,569

1 Period from 4-30-09 (inception date) to 3-31-10.

The accompanying notes are an integral part of the financial statements.

10

Core High Yield Fund
Financial Highlights (For a share outstanding throughout the period)

Class A Shares

Period ended	9/30/2010[1]	3/31/2010[2]

Per share operating performance

Net asset value, beginning of period	$11.59	$10.00

Net investment income [3]	0.61	0.99
Net realized and unrealized gain on investments	0.41	2.21

Total from investment operations	1.02	3.20

Less distributions
From net investment income	(0.60)	(0.98)
From net realized gain	—	(0.63)

Total distributions	(0.60)	(1.61)

Net asset value, end of period	$12.01	$11.59

Total return (%) [4,5,6]	9.05	33.75

Ratios and supplemental data

Net assets, end of period (in thousands)	$17,992	$17,362
Ratios (as a percentage of average net assets):
Expenses before reductions	1.53[7]	1.36[7]
Expenses net of fee waivers	1.21[7]	1.13[7]
Net investment income	10.52[7]	9.82[7]
Portfolio turnover (%)	105	389

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.
2 Period from 4-30-09 (inception date) to 3-31-10.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Does not reflect the effect of sales charges, if any.
7 Annualized.

See notes to financial statements

11	Core High Yield

Core High Yield Fund
Financial Highlights (For a share outstanding throughout the period)

Class I Shares

Period ended		9/30/2010[1]	3/31/2010[2]

Per share operating performance

Net asset value, beginning of period		$11.59	$10.00

Net investment income 3		0.63	1.02
Net realized and unrealized gain on investments		0.41	2.20

Total from investment operations		1.04	3.22

Less distributions
From net investment income		(0.62)	(1.00)
From net realized gain		—	(0.63)

Total distributions		(0.62)	(1.63)

Net asset value, end of period		$12.01	$11.59

Total return (%) [4,5]		9.25	34.08

Ratios and supplemental data

Net assets, end of period (in thousands)		$30	$29
Ratios (as a percentage of average net assets):
Expenses before reductions		1.33[6]	3.52[6]
Expenses net of fee waivers		0.86[6]	0.85[6]
Net investment income	`	10.88[6]	10.10[6]
Portfolio turnover (%)		105	389

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.
2 Period from 4-30-09 (inception date) to 3-31-10.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.

See notes to financial statements

12	Core High Yield

Core High Yield Fund
Notes to financial statements (unaudited)

Note 1 - Organization

John Hancock Core High Yield Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek total return, consisting of a high level of current income and capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, transfer agent fees, printing and postage and state registration fees for each class may differ.

Affiliates of the Fund owned 100% of shares of beneficial interest of the Fund on September 30 , 2010.

Note 2 - Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, all investments are categorized as Level 2 under the hierarchy described above.

During the six months ended September 30, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially

13

completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the six months ended September 30, 2010, the Fund had no significant borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund had no capital loss carryforward available to offset future net realized capital gains as of March 31, 2010.

14

As of March 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are paid at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to non-deductible start-up costs.

Note 3 – Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 – Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management Fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.650% of the first $250,000,000 of the Fund’s average daily net assets; (b) 0.625% of the next $250,000,000 of the Fund’s average daily net assets; (c) 0.600% of the next $500,000,000 of the Fund’s average daily net assets; (d) 0.550% of the next $1,500,000,000 of the Fund’s average daily net assets; and (e) 0.525% of the Fund’s average daily net assets in excess of $2,500,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.A.) Limited, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended September 30, 2010 were equivalent to an annual effective rate of 0.65% of the Fund’s average daily net assets.

Effective July 1, 2010, the Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.25% for Class A and 0.84% for Class I shares. The fee waivers and/or reimbursements will continue in effect until July 31, 2011.

15

Prior to July 1, 2010, the Adviser had contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excluded taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements were such that these expenses would not exceed 1.25% for Class A shares and 0.85% for Class I shares.

Accordingly, the expense reductions or reimbursements related to these agreements were $28,186 and $69 for Class A and Class I shares, respectively, for the six months ended September 30, 2010.

Accounting and legal services. Pursuant to the Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended September 30, 2010 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. Accordingly, the Fund may pay up to an annual rate of 0.30% of average daily net assets for Class A shares for distribution and service fees. Currently, only 0.25% is charged to Class A shares for distribution and service fees.

Sales charges. Class A shares are assessed up-front sales charges which result in payments to the Distributor. For the six months ended September 30, 2010, no sales charges were assessed.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.015% for Class A and Class I shares, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $17.50 per shareholder account for all share classes.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Class level expenses. Class level expenses for the six months ended September 30, 2010 were:

16

	Distribution and		State registration	Printing and
Class	service fees	Transfer agent fees	fees	postage

A	$21,824	$9,719	$19	$14

I	-	6	19	-

Total	$21,824	$9,725	$38	$14

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock Funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included in the accompanying Statement of Assets and Liabilities.

Note 5 - Fund share transactions

Transactions in Fund shares for the six months ended September 30, 2010 and period ended March 31, 2010 were as follows:

	Six months ended		Period ended
	9/30/10		3/31/10[1]

	Shares	Amount	Shares	Amount
Class A shares
Sold	—	$—	1,497,500	$14,975,000

Net increase	—	$—	1,497,500	$14,975,000

Class I shares
Sold	—	$—	2,500	$25,000

Net increase	—	$—	2,500	$25,000

Net increase	—	$—	1,500,000	$15,000,000

1 Period from 4-30-09 (inception date) to 3-31-10.

Note 6 - Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $18,622,775 and $20,721,688, respectively, for the six months ended September 30, 2010.

17

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement: John Hancock Core High Yield Fund

The Board of Trustees (the “Board”, the members of which are referred to as “Trustees”) of John Hancock Core High Yield Fund (the “Fund”), a series of John Hancock Funds III, met in-person on May 2-4 and June 6-8, 2010 to consider the approval of the Fund’s investment advisory agreement (the “Advisory Agreement”) with John Hancock Investment Management Services, LLC (the “Adviser”), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the “Subadvisory Agreement”) between the Adviser and MFC Global Investment Management (U.S.A.) Limited (the “Subadviser”) on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the “Agreements.”

Activities and Composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. “Independent Trustees” are generally those individuals who are unaffiliated with the Fund, the Adviser and the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform the various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the “1940 Act”). The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committees A and B are standing committees of the Board that are each composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated a Vice Chairperson to serve in the absence of the Chairperson, who also serves as Chairman of the Board’s Nominating, Governance and Administration Committee. The Board also designates working groups or ad hoc committees as it deems appropriate.

The Approval Process

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 2-4, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included

18

information compiled and prepared by the Adviser on Fund fees and expenses as compared with a category of relevant funds selected by the Adviser (the “Category”).

At an in-person meeting held on May 2-4, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May 2-4, 2010 meeting, the Board presented the Adviser and Subadviser with questions and requests for additional information and the Adviser and Subadviser responded to these requests with additional written information in advance of the June 6-8, 2010 Board meeting. The Board also reviewed these additional materials relating to its consideration of the Agreements.

At an in-person meeting held on June 6-8, 2010, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement between the Adviser and the Subadviser with respect to the Fund, each for an additional one-year term. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser and the Subadviser; (b) the investment performance of the Fund and portfolio management of the Subadviser; (c) the advisory fees and the cost of the services and profits to be realized by the Adviser and certain affiliates from their relationship with the Fund; (d) economies of scale; and (e) other factors.

The Board also considered other matters important to the approval process, such as payments made to the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser, and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. Each Trustee may have attributed different weights to the various items considered.

The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund. The Board reviewed the Adviser’s and Subadviser’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the

19

Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and considered the Adviser’s policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to such other clients under similar investment mandates, the services provided to such other clients as compared to the services provided to the Fund, the performance of such other clients, and other factors relating to such other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and those services they provide to other clients which, to the extent the other client is not a mutual fund, may generally be attributable to the greater frequency of shareholder redemptions in a mutual fund, the higher turnover of mutual fund assets, the more burdensome regulatory and legal obligations of mutual funds, and the higher marketing costs for mutual funds.

Fund performance

The Board, including the Independent Trustees, had previously received and considered information about the Adviser’s investment performance for other funds. The Board noted that the Fund had less than one full year of operational history, and considered the performance results for the Fund presented by the Adviser as of December 31, 2009. The Board noted that the Fund’s performance was higher than the performance of the benchmark index and the Category for the 1 month and 3 month periods, but was lower for the period since the Fund’s inception.

Expenses and fees

20

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Category. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other types of clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Category Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement rate into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Category median. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund. The Board considered expenses and fee rates to be higher or lower if they were over or under 10 basis points, respectively; slightly higher or slightly lower if they were above or below 6-10 basis points, respectively, and inline if they were above or below by 5 basis points.

The Board noted that the investment advisory rate was inline with the Category median. The Board reviewed the Fund’s Gross Expense Ratio of 1.42% and Net Expense Ratio of 1.14% for the Fund’s Class A shares. The Board noted that the Fund’s Gross Expense Ratio was higher than the Category medians. The Board also noted that the Fund’s Net Expense Ratio was inline with the Category median. The Board favorably considered the impact of fee waivers towards ultimately lowering the Fund’s Gross Expense Ratio.

As the Fund is owned only by the Adviser or its affiliates and has no other shareholders, the Fund is considered “developing” and so the Adviser was not able to provide the Board with specific information concerning the expected profits to be realized by the Adviser and its affiliates from their relationships with the Fund.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Fund. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to

21

individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Agreement fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser, or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community, and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term and the Subadvisory Agreement between the Adviser and Subadviser with respect to the Fund for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board, including a majority of the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor listed above, or any group of factors listed above, as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The Board noted that contractual fee arrangements for the Fund reflect the results of several years of review by the Board and certain predecessor Trustees, and discussions between such Trustees (and predecessor Trustees) and the Adviser. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

22

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management Services, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	MFC Global Investment Management (U.S.A. Limited)
Charles L. Ladner
Stanley Martin*	Principal distributor
Hugh McHaffie†**	John Hancock Funds, LLC
Dr. John A. Moore
Steven R. Pruchansky*	Custodian
Gregory A. Russo	State Street Bank and Trust Company
John G. Vrysen†
Transfer agent
John Hancock Signature Services, Inc.
Officers
Keith F. Hartstein	Legal counsel
President and Chief Executive Officer	K&L Gates LLP
Andrew G. Arnott
Senior Vice President ** and Chief Operating Officer	Independent registered public accounting firm
Thomas M. Kinzler	PricewaterhouseCoopers LLP
Secretary and Chief Legal Officer
Francis V. Knox, Jr.
Chief Compliance Officer	The report is certified under the Sarbanes-Oxley Act, which
Charles A. Rizzo	requires mutual funds and other public companies to affirm
Chief Financial Officer	that, to the best of their knowledge, the information in
Salvatore Schiavone **	their financial reports is fairly and accurately stated in all
Treasurer	material respects.

*Member of the Audit Committee
**Effective 8-31-10
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record, if any, for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
www. jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

23

John Hancock

MUTUAL FUNDS

John Hancock
Small Company Fund

Semiannual Report

9.30.10

A look at performance

For the period ended September 30, 2010

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge (POP)			with maximum sales charge (POP)

	1-year	5-year	10-year	6-months	1-year	5-year	10-year

Class A1	10.00	1.50	5.30	–6.24	10.00	7.71	67.55

Class I1,2	16.07	2.91	6.23	–1.18	16.07	15.41	83.09

Class R1[1,2]	15.26	2.10	5.39	–1.54	15.26	10.97	69.09

Class R3[1,2]	15.39	2.21	5.50	–1.47	15.39	11.54	70.81

Class R4[1,2]	15.73	2.51	5.81	–1.34	15.73	13.21	75.96

Class R5[1,2]	16.13	2.83	6.13	–1.15	16.13	14.96	81.37

Class ADV[1,2]	15.75	2.38	5.65	–1.29	15.75	12.47	73.34

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable for Class I, R1, R3, R4, R5 and ADV shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations for Class A are contractual at least until 7-31-11. The waivers and expense limitations for Class I and ADV shares are contractual at least until 12-11-11. The waivers and expense limitations for Class R1, R3, R4 and R5 shares are contractual at least until 6-30-11. The net expenses are as follows: Class A — 1.34%, Class I — 1.11%, Class R1 — 1.80%, Class R3 — 1.70%, Class R4 — 1.40%, Class R5 — 1.10% and Class ADV —1.34%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.86%, Class I — 1.12%, Class R1 — 1.92%, Class R3 — 1.82%, Class R4 — 1.52%, Class R5 — 1.22% and Class ADV — 1.81%.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 On 12-11-09, through a reorganization, the Fund acquired all of the assets of the FMA fund (the predecessor fund). The predecessor fund offered its Investor Shares in exchange for Class A shares and the Institutional Shares in exchange for Class I shares. Class A, I and ADV shares were first offered on 12-14-09. The returns prior to this date are those of the FMA fund’s Investor Shares that have been recalculated to apply the gross fees and expenses of Class A, I and ADV shares, respectively. Class R1, R3, R4 and R5 shares were first offered on 4-30-10, the returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, R3, R4 and R5, respectively.

2 For certain types of investors, as described in the Fund’s Class I, R1, R3, R4, R5 and ADV shares prospectuses.

6	Small Company Fund | Semiannual report

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class I1,3	9-30-00	$18,309	$18,309	$14,796

Class R1[1,3]	9-30-00	16,909	16,909	14,796

Class R3[1,3]	9-30-00	17,081	17,081	14,796

Class R41, 3	9-30-00	17,596	17,596	14,796

Class R5[1,3]	9-30-00	18,137	18,137	14,796

Class ADV[1,3]	9-30-00	17,334	17,334	14,796

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class I, R1, R3, R4, R5 and ADV shares as of 9-30-10. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and fees structure of those classes.

Russell 2000 Index The Russell 2000 Index measures performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of total market capitalization of the Russell 3000 Index.

1 On 12-11-09, through a reorganization, the Fund acquired all of the assets of the FMA fund (the predecessor fund). The predecessor fund offered its Investor Shares in exchange for Class A shares and the Institutional Shares in exchange for Class I shares. Class A, I and ADV shares were first offered on 12-14-09. The returns prior to this date are those of the FMA fund’s Investor Shares that have been recalculated to apply the gross fees and expenses of Class A, I and ADV shares, respectively. Class R1, R3, R4 and R5 shares were first offered on 4-30-10, the returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, R3, R4 and R5, respectively.

2 NAV represents net asset value and POP represents public offering price.

3 For certain types of investors, as described in the Fund’s Class I, R1, R3, R4, R5 and ADV shares prospectuses.

Semiannual report | Small Company Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2010 with the same investment held until September 30, 2010.

	Account value	Ending value	Expenses paid during
	on 4-1-10	on 9-30-10	period ended 9-30-10

Class A	$1,000.00	$987.10	$6.68[1]

Class I	1,000.00	988.20	5.48[1]

Class R1	1,000.00	906.60	7.24[2]

Class R3	1,000.00	907.10	6.84[2]

Class R4	1,000.00	908.20	5.64[2]

Class R5	1,000.00	909.70	4.43[2]

Class ADV	1,000.00	987.10	6.68[1]

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Small Company Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2010, with the same investment held until September 30, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 4-1-10	on 9-30-10	period ended 9-30-10[3]

Class A	$1,000.00	$1,018.40	$6.78

Class I	1,000.00	1,019.60	5.57

Class R1	1,000.00	1,016.00	9.10

Class R3	1,000.00	1,016.50	8.59

Class R4	1,000.00	1,018.00	7.08

Class R5	1,000.00	1,019.60	5.57

Class ADV	1,000.00	1,018.40	6.78

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.34%, 1.10% and 1.34% for Class A, Class I and Class ADV shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 1.80%, 1.70%, 1.40% and 1.10% for Class R1, Class R3, Class R4 and Class R5 shares, respectively, multiplied by the average account value over the period, multiplied by 154/365 (to reflect the period).

3 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Small Company Fund	9

Portfolio summary

Top 10 Holdings[1]

Unisource Energy Corp.	2.0%	Middleby Corp.	1.5%

Woodward Governor Company	1.6%	National Retail Properties, Inc.	1.5%

Viasat, Inc.	1.6%	Genesee & Wyoming, Inc., Class A	1.5%

ACI Worldwide, Inc.	1.6%	Actuant Corp., Class A	1.5%

Tractor Supply Company	1.6%	IDEX Corp.	1.5%

Sector Composition[2,3]

Financials	26%	Materials	7%

Industrials	17%	Consumer Staples	6%

Consumer Discretionary	13%	Energy	6%

Information Technology	13%	Utilities	3%

Health Care	7%	Short-Term Investments & Other	2%

1 As a percentage of net assets on 9-30-10. Cash and cash equivalents are not included in Top 10 Holdings.
2 As a percentage of net assets on 9-30-10.
3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Small Company Fund | Semiannual report

Fund’s investments

As of 9-30-10 (unaudited)

	Shares	Value

Common Stocks 97.97%		$123,125,371

(Cost $106,969,255)

Consumer Discretionary 13.09%		16,446,955

Auto Components 0.99%

Dana Holding Corp. (I)	101,240	1,247,277

Hotels, Restaurants & Leisure 1.98%

Buffalo Wild Wings, Inc. (I)	25,370	1,214,969

WMS Industries, Inc. (I)	33,230	1,265,066

Household Durables 1.04%

Ryland Group, Inc.	73,100	1,309,952

Media 3.71%

Cinemark Holdings, Inc.	97,100	1,563,310

Meredith Corp.	37,300	1,242,463

Valassis Communications, Inc. (I)	54,700	1,853,783

Specialty Retail 4.39%

Jo-Ann Stores, Inc. (I)	42,270	1,883,128

The Dress Barn, Inc. (I)	69,848	1,658,890

Tractor Supply Company	49,800	1,975,068

Textiles, Apparel & Luxury Goods 0.98%

Maidenform Brands, Inc. (I)	42,740	1,233,049

Consumer Staples 5.83%		7,328,164

Food & Staples Retailing 1.34%

The Pantry, Inc. (I)	69,610	1,678,297

Food Products 1.97%

Diamond Foods, Inc.	30,320	1,242,817

J & J Snack Foods Corp.	29,461	1,235,300

Personal Products 2.52%

Elizabeth Arden, Inc. (I)	65,020	1,299,750

Nu Skin Enterprises, Inc., Class A	65,000	1,872,000

Energy 5.76%		7,244,535

Energy Equipment & Services 4.37%

Complete Production Services, Inc. (I)	68,500	1,400,825

Dresser-Rand Group, Inc. (I)	31,400	1,158,346

Oil States International, Inc. (I)	34,000	1,582,700

T-3 Energy Services, Inc. (I)	51,860	1,356,139

See notes to financial statements	Semiannual report | Small Company Fund	11

	Shares	Value

Oil, Gas & Consumable Fuels 1.39%

Cloud Peak Energy, Inc. (I)	95,700	$1,746,525

Financials 25.93%		32,588,463

Capital Markets 2.34%

Evercore Partners, Inc., Class A	59,500	1,702,295

MF Global Holdings, Ltd. (I)	171,000	1,231,200

Commercial Banks 9.53%

Bank of the Ozarks, Inc.	33,000	1,223,970

East West Bancorp, Inc.	78,100	1,271,468

First Midwest Bancorp, Inc.	148,800	1,715,664

Prosperity Bancshares, Inc.	53,600	1,740,392

S&T Bancorp, Inc.	69,400	1,208,948

Signature Bank (I)	46,000	1,786,640

TCF Financial Corp.	112,246	1,817,263

Western Alliance Bancorp (I)	181,800	1,218,060

Insurance 4.39%

Delphi Financial Group, Inc., Class A	74,300	1,856,757

The Hanover Insurance Group, Inc.	38,900	1,828,300

Tower Group, Inc.	78,670	1,836,944

Real Estate Investment Trusts 9.67%

Entertainment Properties Trust	41,900	1,809,242

Healthcare Realty Trust, Inc.	52,640	1,231,250

Highwoods Properties, Inc.	56,800	1,844,296

LaSalle Hotel Properties	80,600	1,885,234

National Retail Properties, Inc.	77,500	1,946,025

OMEGA Healthcare Investors, Inc.	67,900	1,524,355

Sovran Self Storage, Inc.	50,400	1,910,160

Health Care 7.32%		9,196,815

Health Care Equipment & Supplies 2.35%

Haemonetics Corp. (I)	32,540	1,904,566

Quidel Corp. (I)	95,600	1,050,644

Health Care Providers & Services 1.48%

Magellan Health Services, Inc. (I)	39,200	1,851,808

Health Care Technology 1.08%

Medidata Solutions, Inc. (I)	70,710	1,357,632

Pharmaceuticals 2.41%

Questcor Pharmaceuticals, Inc. (I)	184,780	1,833,018

Salix Pharmaceuticals, Ltd. (I)	30,190	1,199,147

Industrials 16.99%		21,356,020

Aerospace & Defense 2.68%

Moog, Inc., Class A (I)	53,730	1,907,952

Orbital Sciences Corp., Class A (I)	95,100	1,455,030

Electrical Equipment 4.60%

EnerSys, Inc. (I)	74,200	1,852,774

Thomas & Betts Corp. (I)	45,500	1,866,410

Woodward Governor Company	63,500	2,058,670

12	Small Company Fund | Semiannual report	See notes to financial statements

	Shares	Value

Machinery 6.69%

Actuant Corp., Class A	83,430	$1,915,553

IDEX Corp.	53,830	1,911,503

Middleby Corp. (I)	30,700	1,946,073

Robbins & Myers, Inc.	48,980	1,311,684

Terex Corp. (I)	57,900	1,327,068

Road & Rail 1.54%

Genesee & Wyoming, Inc., Class A (I)	44,760	1,942,136

Trading Companies & Distributors 1.48%

WESCO International, Inc. (I)	47,370	1,861,167

Information Technology 12.91%		16,220,500

Communications Equipment 4.49%

Emulex Corp. (I)	173,300	1,809,252

Plantronics, Inc.	54,110	1,827,836

Viasat, Inc. (I)	48,670	2,000,824

Electronic Equipment, Instruments & Components 1.07%

Anixter International, Inc.	24,840	1,341,112

Semiconductors & Semiconductor Equipment 4.64%

Applied Micro Circuits Corp. (I)	139,700	1,397,000

Cavium Networks, Inc. (I)	47,270	1,359,485

Entropic Communications, Inc. (I)	180,910	1,736,736

Fairchild Semiconductor International, Inc. (I)	143,000	1,344,200

Software 2.71%

ACI Worldwide, Inc. (I)	89,220	1,997,636

Progress Software Corp. (I)	42,490	1,406,419

Materials 7.14%		8,976,039

Chemicals 2.89%

Cytec Industries, Inc.	31,400	1,770,332

Rockwood Holdings, Inc. (I)	59,220	1,863,654

Containers & Packaging 2.06%

Silgan Holdings, Inc.	38,380	1,216,646

Temple-Inland, Inc.	73,700	1,375,242

Metals & Mining 2.19%

Century Aluminum Company (I)	98,110	1,292,109

Schnitzer Steel Industries, Inc.	30,200	1,458,056

Utilities 3.00%		3,767,880

Electric Utilities 3.00%

Great Plains Energy, Inc.	66,700	1,260,630

Unisource Energy Corp.	75,000	2,507,250

See notes to financial statements	Semiannual report | Small Company Fund	13

	Yield	Shares	Value

Short-Term Investments 2.93%			$3,687,784

(Cost $3,687,784)

Short-Term Securities 2.93%			3,687,784

State Street Institutional Liquid Reserves Fund	0.2594% (Y)	2,804,528	2,804,528

State Street Institutional U.S. Government
Money Market Fund	0.1119 (Y)	883,256	883,256

Total investments (Cost $110,657,039)† 100.90%			$126,813,155

Other assets and liabilities, net (0.90%)			($1,133,011)

Total net assets 100.00%			$125,680,144

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 9-30-10.
†	At 9-30-10, the aggregate cost of investment securities for federal income tax purposes was $112,909,840.
Net unrealized appreciation aggregated $13,903,315, of which $17,485,409 related to appreciated investment securities and $3,582,094 related to depreciated investment securities.

14	Small Company Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 9-30-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $110,657,039)	$126,813,155
Receivable for investments sold	1,455,341
Receivable for fund shares sold	400,559
Dividends and interest receivable	63,637
Receivable due from adviser	360
Other receivables	28,600

Total assets	128,761,652

Liabilities

Payable for investments purchased	2,965,730
Payable for fund shares repurchased	67,435
Payable to affiliates
Accounting and legal services fees	1,487
Transfer agent fees	15,076
Trustees’ fees	714
Other liabilities and accrued expenses	31,066

Total liabilities	3,081,508

Net assets

Capital paid-in	$145,481,995
Accumulated net investment loss	(106,890)
Accumulated net realized loss on investments	(35,851,077)
Net unrealized appreciation (depreciation) on investments	16,156,116

Net assets	$125,680,144

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($77,551,787 ÷ 4,407,967 shares)	$17.59
Class I ($47,684,011 ÷ 2,704,728 shares)	$17.63
Class R1 ($22,671 ÷ 1,290 shares)	$17.57
Class R3 ($22,680 ÷ 1,290 shares)	$17.58
Class R4 ($22,709 ÷ 1,290 shares)	$17.60
Class R5 ($22,737 ÷ 1,290 shares)	$17.63
Class ADV ($353,549 ÷ 20,095 shares)	$17.59

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[1]	$18.52

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Small Company Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 9-30-10 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$669,191
Interest	4,639

Total investment income	673,830

Expenses

Investment management fees (Note 4)	558,421
Distribution and service fees (Note 4)	123,400
Accounting and legal services fees (Note 4)	9,627
Transfer agent fees (Note 4)	52,948
Trustees’ fees (Note 4)	4,507
Professional fees	25,922
Custodian fees	14,069
Registration and filing fees	23,693
Other	1,529

Total expenses	814,116
Less expense reductions (Note 4)	(33,452)

Net expenses	780,664

Net investment loss	(106,834)

Realized and unrealized gain (loss)

Net realized gain on
Investments	4,987,551
4,987,551
Change in net unrealized appreciation (depreciation) of
Investments	(6,730,033)
(6,730,033)
Net realized and unrealized loss	(1,742,482)

Decrease in net assets from operations	($1,849,316)

16	Small Company Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Period	Year
	9-30-10	ended	ended
	(Unaudited)	3-31-10[1]	10-31-09

Increase (decrease) in net assets

From operations
Net investment income (loss)	($106,834)	($83,476)	$51,853
Net realized gain (loss)	4,987,551	7,017,779	(22,397,443)
Change in net unrealized
appreciation (depreciation)	(6,730,033)	15,888,460	27,512,072

Increase (decrease) in net assets resulting
from operations	(1,849,316)	22,822,763	5,166,482

Distributions to shareholders
From net investment income
Class A	—	(89,814)	(165,164)
Class I	—	(76,915)	(67,134)

Total distributions	—	(166,729)	(232,298)

From Fund share transactions (Note 5)	28,400	(4,491,462)	(25,905,731)

Total increase (decrease)	(1,820,916)	18,164,572	(20,971,547)

Net assets

Beginning of period	127,501,060	109,336,488	130,308,035

End of period	$125,680,144	$127,501,060	$109,336,488

(Accumulated net investment loss)/
Undistributed net investment income	($106,890)	($56)	$166,181

1 For the five month period ended 3-31-10. The Fund changed its fiscal year end from October 31 to March 31.

See notes to financial statements	Semiannual report | Small Company Fund	17

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	9-30-10[1]	3-31-10[2,3]	10-31-09	10-31-08[4]	10-31-07	10-31-06	10-31-05

Per share operating performance

Net asset value, beginning
of period	$17.82	$14.68	$13.83	$22.55	$23.04	$22.40	$23.77
Net investment income (loss)[5]	(0.02)	(0.02)	—[6]	0.05	(0.04)	(0.05)	0.03
Net realized and unrealized
gain (loss) on investments	(0.21)	3.18	0.87	(6.01)	2.06	4.24	2.47
Total from
investment operations	(0.23)	3.16	0.87	(5.96)	2.02	4.19	2.50
Less distributions
From net investment income	—	(0.02)	(0.02)	(0.01)	(0.01)	—	(0.01)
From net realized gain	—	—	—	(2.75)	(2.50)	(3.55)	(3.86)
Total distributions	—	(0.02)	(0.02)	(2.76)	(2.51)	(3.55)	(3.87)
Net asset value, end
of period	$17.59	$17.82	$14.68	$13.83	$22.55	$23.04	$22.40
Total return (%)[7,8]	(1.29)[9]	21.51[9]	6.34	(29.67)	9.43	21.07	11.07

Ratios and supplemental data

Net assets, end of period
(in millions)	$78	$92	$87	$104	$209	$212	$163
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.42[10]	1.66[10]	1.42	1.37	1.30	1.27	1.25
Expenses net of fee waivers
and credits	1.34[10]	1.39[10]	1.39	1.31	1.25	1.24	1.20
Net investment income (loss)	(0.25)[10]	(0.23)[10]	(0.01)	0.27	(0.20)	(0.17)	0.09
Portfolio turnover (%)	66	42[11]	155	177	132	135[12]	169

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.
2 For the five month period ended 3-31-10. The Fund changed its fiscal year end from October 31 to March 31.
3 After the close of business on 12-11-09, holders of Investor Shares of the former FMA Small Company Portfolio (the
Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock
Small Company Fund. These shares were first offered on 12-14-09. Additionally, the accounting and performance history of the Investor Shares of the Predecessor Fund was redesignated as that of John Hancock Small Company
Fund Class A.
4 Prior to 5-1-08, Investor Shares were offered as Institutional Class Shares.
5 Based on the average daily shares outstanding.
6 Less than ($0.005) per share.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Does not reflect the effect of sales charges, if any.
9 Not annualized.
10 Annualized.
11 Portfolio turnover is shown for the period from 11-1-09 to 3-31-10.
12 Includes the effects of in-kind transactions. If the in-kind transactions were not included, the portfolio turnover rate would have been 127%.

18	Small Company Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	9-30-10[1]	3-31-10[2,3]	10-31-09	10-31-08[4]

Per share operating performance

Net asset value, beginning of period	$17.84	$14.71	$13.84	$17.99
Net investment income[5]	—[6]	—[7]	0.03	0.04
Net realized and unrealized gain (loss) on investments	(0.21)	3.18	0.87	(4.17)
Total from investment operations	(0.21)	3.18	0.90	(4.13)
Less distributions
From net investment income	—	(0.05)	(0.03)	(0.02)
Net asset value, end of period	$17.63	$17.84	$14.71	$13.84
Total return (%)	(1.18)[8]	21.67[8,9]	6.56[9]	(22.95)[8,9]

Ratios and supplemental data

Net assets, end of period (in millions)	$48	$36	$23	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10[10]	1.18[10]	1.17	1.18[10]
Expenses net of fee waivers and credits	1.10[10]	1.14[10]	1.14	1.08[10]
Net investment income (loss)	(0.01)[10]	0.01[10]	0.24	0.55[10]
Portfolio turnover (%)	66	42[11]	155	177

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.

2 For the five month period ended 3-31-10. The Fund changed its fiscal year end from October 31 to March 31.
3 After the close of business on 12-11-09, holders of Institutional Shares of the former FMA Small Company Portfolio
(the Predecessor Fund) became owners of an equal number of full and fractional Class I shares of the John Hancock
Small Company Fund. These shares were first offered on 12-14-09. Additionally, the accounting and performance history of the Institutional Shares of the Predecessor Fund was redesignated as that of John Hancock Small Company
Fund Class I.
4 Commencement of operations 5-1-08.
5 Based on the average daily shares outstanding.
6 Less than ($0.005) per share.
7 Less than $0.005 per share.
8 Not annualized.
9 Total returns would have been lower had certain expenses not been reduced during the periods shown.
10 Annualized.
11 Portfolio turnover is shown for the period from 11-1-09 to 3-31-10.

CLASS R1 SHARES Period ended	9-30-10[1]

Per share operating performance

Net asset value, beginning of period	$19.38
Net investment loss[2]	(0.05)
Net realized and unrealized loss on investments	(1.76)
Total from investment operations	(1.81)
Net asset value, end of period	$17.57
Total return (%)[3]	(9.34)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.38[6]
Expenses net of fee waivers and credits	1.80[6]
Net investment loss	(0.73)[6]
Portfolio turnover (%)	66

1 Period from 4-30-10 (inception date) to 9-30-10. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.

See notes to financial statements	Semiannual report | Small Company Fund	19

CLASS R3 SHARES Period ended	9-30-10[1]

Per share operating performance

Net asset value, end of period	$19.38
Net investment loss[2]	(0.05)
Net realized and unrealized loss on investments	(1.75)
Total from investment operations	(1.80)
Net asset value, end of period	$17.58
Total return (%)[3]	(9.29)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.38[6]
Expenses net of fee waivers and credits	1.70[6]
Net investment loss	(0.63)[6]
Portfolio turnover (%)	66

1 Period from 4-30-10 (inception date) to 9-30-10. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.

CLASS R4 SHARES Period ended	9-30-10[1]

Per share operating performance

Net asset value, beginning of period	$19.38
Net investment loss[2]	(0.02)
Net realized and unrealized loss on investments	(1.76)
Total from investment operations	(1.78)
Net asset value, end of period	$17.60
Total return (%)[3]	(9.18)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.13[6]
Expenses net of fee waivers and credits	1.40[6]
Net investment loss	(0.33)[6]
Portfolio turnover (%)	66

1 Period from 4-30-10 (inception date) to 9-30-10. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.

20	Small Company Fund | Semiannual report	See notes to financial statements

CLASS R5 SHARES Period ended	9-30-10[1]

Per share operating performance

Net asset value, beginning of period	$19.38
Net investment loss[2]	—[3]
Net realized and unrealized loss on investments	(1.75)
Total from investment operations	(1.75)
Net asset value, end of period	$17.63
Total return (%)[4]	(9.03)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.88[7]
Expenses net of fee waivers and credits	1.10[7]
Net investment loss	(0.03)[7]
Portfolio turnover (%)	66

1 Period from 4-30-10 (inception date) to 9-30-10. Unaudited.
2 Based on the average daily shares outstanding.
3 Less than ($0.005) per share.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

CLASS ADV SHARES Period ended	9-30-10[1]	3-31-10[2]

Per share operating performance

Net asset value, beginning of period	$17.82	$15.71
Net investment loss[3]	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.21)	2.12
Total from investment operations	(0.23)	2.11
Net asset value, end of period	$17.59	$17.82
Total return (%)[4]	(1.29)[5]	13.43[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.74[7]	2.76[7]
Expenses net of fee waivers and credits	1.34[7]	1.33[7]
Net investment loss	(0.19)[7]	(0.17)[7]
Portfolio turnover (%)	66	42[8]

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.
2 Period from 12-14-09 (inception date) to 3-31-10.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 11-1-09 to 3-31-10.

See notes to financial statements	Semiannual report | Small Company Fund	21

Notes to financial statements

(unaudited)

Note 1 — Organization

John Hancock Small Company Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek maximum long-term total return.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class ADV shares are available to investors who acquired Class A shares as a result of the reorganization of the FMA Small Company Portfolio (the Predecessor Fund) into the Fund and are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, transfer agent fees, printing and postage and state registration fees for each class may differ.

The Fund is the accounting and performance successor of the Predecessor Fund. At the close of business on December 11, 2009, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan on reorganization, in exchange for Class A and Class I shares of the Fund.

Affiliates of the Fund owned 100%, 100%, 100%, 100%, and 8% of the shares of beneficial interest of Class R1, Class R3, Class R4, Class R5 and Class ADV, respectively, on September 30, 2010.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2010, all investments are categorized as Level 1 under the hierarchy described above.

During the six month period ended September 30, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

22	Small Company Fund | Semiannual report

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds are valued at their closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends.

Real estate investment trusts. From time to time, the Fund may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the State Street Bank and Trust Company which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the six-month period ended September 30, 2010, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual report | Small Company Fund	23

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund had a capital loss carryforward of $38,046,648 available to offset future net realized capital gains as of March 31, 2010. The capital loss carryforward expires as follows: March 31, 2015 — $15,901,391 and March 31, 2016 — $22,145,257.

As of March 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to net operating losses.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to

24	Small Company Fund | Semiannual report

the sum of: (a) 0.90% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.85% of the next $500,000,000; and (c) 0.80% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with Fiduciary Management Associates, LLC. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six month period ended September 30, 2010 were equivalent to an annual effective rate of 0.90% of the Fund’s average daily net assets.

Effective the entire six month period ended for Class A, Class I and Class ADV shares and effective April 30, 2010 for Class R1, Class R3, Class R4 and Class R5 shares, the Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements were such that these expenses will not exceed 1.34%, 1.11%, 1.80%, 1.70%, 1.40%, 1.10% and 1.34% for Class A, Class I, Class R1, Class R3, Class R4, Class R5 and Class ADV shares, respectively. The fee waivers and/or reimbursements will continue in effect until July 31, 2011 for Class A, June 30, 2011 for Class R1, Class R3, Class R4 and Class R5 and December 11, 2011 for Class I and Class ADV shares.

Accordingly, the expense reductions or reimbursements related to these agreements were $32,748, $53, $62, $67, $71 and $451 for Class A, Class R1, Class R3, Class R4, Class R5 and Class ADV shares, respectively, for the six months ended September 30, 2010.

Accounting and legal services. Pursuant to the service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended September 30, 2010 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class R1, Class R3, Class R4 and Class ADV shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The following table shows the contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEES	SERVICE FEES

Class A	0.30%	—
Class R1	0.50%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class ADV	0.25%	—

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $27,895 for the six months ended September 30, 2010. Of this $5,376 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $22,193 was paid as sales commissions to broker-dealers and $326 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Semiannual report | Small Company Fund	25

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class R1, Class R3, Class R4, Class R5 and Class ADV shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $16.50 per shareholder account for all share classes except Class ADV shares.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Class level expenses. Class level expenses for the six months ended September 30, 2010 were:

	DISTRIBUTION	TRANSFER
CLASS	AND SERVICE FEES	AGENT FEES

Class A	$123,010	$43,075
Class I	—	9,232
Class R1	46	74
Class R3	46	74
Class R4	23	74
Class R5	—	74
Class ADV	275	345
Total	$123,400	$52,948

For the six months ended September 30, 2010, the Fund had no state registration or printing and postage expenses.

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within other receivables and prepaid assets and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

26	Small Company Fund | Semiannual report

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended September 30, 2010, period ended March 31, 2010 and year ended October 31, 2010, were as follows:

	Six months ended 9-30-10		Period ended 3-31-10[1,3]		Year ended 10-31-09
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares

Sold	568,067	$9,764,186	436,923	$7,481,082	1,121,281	$14,394,716
Distributions
reinvested	—	—	5,373	83,872	11,880	153,251
Repurchased	(1,311,687)	(22,509,727)	(1,190,634)	(19,439,329)	(2,717,492)	(34,890,126)

Net decrease	(743,620)	($12,745,541)	(748,338)	($11,874,375)	(1,584,331)	($20,342,159)

Class I shares

Sold	849,099	$14,804,016	580,444	$9,479,362	448,819	$5,597,754
Distributions
reinvested	—	—	4,761	74,319	4,884	63,003
Repurchased	(140,925)	(2,412,532)	(135,551)	(2,234,345)	(842,105)	(11,224,329)

Net increase
(decrease)	708,174	$12,391,484	449,654	$7,319,336	(388,402)	($5,563,572)

Class R1 shares[2]

Sold	1,290	$25,000	—	—	—	—

Net increase	1,290	$25,000	—	—	—	—

Class R3 shares[2]

Sold	1,290	$25,000	—	—	—	—

Net increase	1,290	$25,000	—	—	—	—

Class R4 shares[2]

Sold	1,290	$25,000	—	—	—	—

Net increase	1,290	$25,000	—	—	—	—

Class R5 shares[2]

Sold	1,290	$25,000	—	—	—	—

Net increase	1,290	$25,000	—	—	—	—

Class ADV shares

Sold	16,233	$283,092	3,900	$63,577	—	—
Repurchased	(38)	(635)	—	—	—	—

Net increase	16,195	$282,457	3,900	$63,577	—	—

Net increase
(decrease)	(14,091)	$28,400	(294,784)	($4,491,462)	(1,972,733)	($25,905,731)

1 For the five month period ended 3-31-10. The Fund changed its fiscal year end from October 31 to March 31.
2 Period from 4-30-10 (inception date) to 9-30-10.
3 Period from 12-14-09 (inception date) to 3-31-10 for Class ADV shares.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $82,617,252 and $79,291,925, respectively, for the six months ended September 30, 2010.

Note 7 — Reorganization

At the close of business on December 11, 2009, the Fund acquired all the assets and liabilities of FMA Small Company Portfolio (the Acquired Fund) in exchange for the Class A and Class I shares of the Fund. The Fund had no assets, liabilities or operations prior to the reorganization.

Semiannual report | Small Company Fund	27

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for a representative amount of shares of the Fund; (b) the liquidation of the Acquired Fund; and (c) the distribution to the Acquired Fund’s shareholders of the Fund’s shares. The reorganization was intended to allow the Fund to be better positioned to increase asset size and achieve additional economies of scale by achieving net prices on securities trades and spread fixed expenses over a larger asset base. As a result of the reorganization, the Fund is the legal survivor, however, the accounting and performance history of the Investor Shares and Institutional Shares of the Acquired Fund have been redesignated as that of Class A and Class I of the Fund.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Advisers of both the Acquired Fund and the Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on December 11, 2009. The following outlines the reorganization:

	ACQUIRED NET	APPRECIATION OF
	ASSET VALUE OF THE	ACQUIRED FUND’S	SHARES ISSUED	TOTAL NET ASSETS
ACQUIRED FUND	ACQUIRED FUND	INVESTMENTS	BY THE FUND	AFTER COMBINATION

FMA Small Company
Portfolio	$114,978,635	$13,294,586	7,316,559*	$114,978,635

*The Fund issued 5,788,995 shares of Class A and 1,527,564 shares of Class I as a result of the above reorganization.

At the time of the reorganization, certain capital loss carryforward attributable to the Acquired Fund may be able to be used by the Fund to offset future net realized capital gains. To the extent that such carryforward are used by the Fund, it will reduce the amount of capital gain distributions to be paid, though the availability of the capital loss carryforward attributable to the reorganization may be limited in any given year. Capital loss carryforward transferred from the Acquired Fund to the Fund were $23,032,363 and $22,145,257 and expire on March 31, 2015 and March 31, 2016, respectively.

28	Small Company Fund | Semiannual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management
James F. Carlin	Services, LLC
William H. Cunningham
Deborah C. Jackson*	Subadviser
Charles L. Ladner	Fiduciary Management Associates, LLC
Stanley Martin*
Hugh McHaffie†**	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President** and Chief Operating Officer

Thomas M. Kinzler	The report is certified under the Sarbanes-Oxley
Secretary and Chief Legal Officer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Francis V. Knox, Jr.	knowledge, the information in their financial reports
Chief Compliance Officer	is fairly and accurately stated in all material respects.

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone**
Treasurer

*Member of the Audit Committee
**Effective 8-31-10
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Small Company Fund	29

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Small Company Fund.	348SA 9/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	11/10

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and
(ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. EXHIBITS.

(a)(1)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(1)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date:	November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date:	November 22, 2010

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	November 22, 2010